SUPPLEMENT DATED APRIL 30, 2008
TO THE PRINCIPAL INVESTORS FUND, INC. PROSPECTUS
INSTITUTIONAL CLASS
DATED FEBRUARY 29, 2008
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE PROSPECTUS DATED FEBRUARY 29, 2008.
APPENDIX C
RELATED PERFORMANCE OF THE SUB-ADVISORS
Because this Fund has limited historical performance data, we are providing you with the following tables. These tables include the date fund shares were first offered for sale and performance of:
•	the fund,

•	the sub-advisor composite,

•	a broad-based securities market index, and

•	an average of the performance of a group of mutual funds with a similar investment objective and management style.
The sub-advisor composite consists of historical information about client accounts managed by a sub-advisor that have investment objectives and strategies similar to those of the corresponding Fund the sub-advisor manages. These client accounts may consist of individuals, institutions, and other mutual funds. This data is provided to illustrate the past performance of each sub-advisor in managing similar accounts and does not represent the performance of any Fund. The sub-advisor composite is provided for time periods that fund performance is not available.
The sub-advisor composite performance is computed based upon the sub-advisor’s asset weighted “average” performance with regard to similarly managed accounts. The sub-advisor composite performance information shown is based on a composite of all accounts of each sub-advisor (and its predecessor, if any) having substantially similar investment objectives, policies, and strategies to the corresponding Fund. The sub-advisor composite results are net highest fees and expenses possibly incurred by the client accounts. If the sub-advisor composite results had been adjusted to reflect fees and expenses specific to the Principal Investors Fund, Inc., performance numbers shown would differ. Although the Principal Investors Fund, Inc. and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Principal Investors Fund, Inc. will have the same performance as the Related Accounts. For example, a Fund’s future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charges, expenses, asset sizes, and cash flows between the Fund and its Related Accounts.
Portions of the information below are based on data supplied by the sub-advisors and from statistical services, reports, or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.
Some of the accounts included in the sub-advisor composites are not mutual funds registered under the Investment Company Act of 1940 (“1940 Act”). Those accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.
The performance data should not be considered as an indication of future performance of any Fund or any sub-advisor. The effect of taxes is not reflected in the information below as it will depend on the investor’s tax status.
Current performance may be lower or higher than the performance data shown.
FV 199 Q-29
This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS — INTERNATIONAL EQUITY FUNDS

	Average Annual Total Return						Annual Total Return
	(through March 31, 2008)						(year ended December 31)
						Life of
	YTD	1 YR	3 YR	5 YR	10 YR	Fund	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

Partners Global Equity Fund Institutional (03/01/05)	-9.50	-5.20	7.84	N/A	N/A	6.78	5.78	16.37
JP Morgan Global Equity (Segment) Composite			8.13	14.86	3.88
MSCI World Index — ND	-9.06	-3.25	9.65	15.96	4.58	9.22	9.04	20.07	9.49	14.72	33.11	-19.89	-16.82	-13.17	24.95	24.32
Morningstar World Stock Category Average	-9.82	-2.46	10.52	17.22	5.80	9.57	11.28	19.72	11.61	15.27	34.49	-19.36	-17.51	-9.14	41.13	13.41

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
FV 199 Q-29
This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

SUPPLEMENT DATED MARCH 31, 2008
TO THE PROSPECTUSES FOR PRINCIPAL INVESTORS FUND, INC.
DATED FEBRUARY 29, 2008
This supplement updates information currently in the prospectus. Not every fund listed in this supplement is available in each share class.

Effective March 10, 2008, Principal Funds Distributor has been designated as a co-distributor, with Princor Financial Services Corporation, for the Institutional, J, Advisors Select, Advisors Preferred, Advisors Signature, Select, and Preferred share classes of Principal Investors Fund.
Use of the term “distributor” throughout the prospectuses for these share classes includes both Principal Funds Distributor and Princor Financial Services Corporation.

Disciplined LargeCap Blend Fund
On or about May 1, 2008, Principal Global Investors, LLC (“PGI”) will begin implementing a cash equitization program for the Disciplined LargeCap Blend Fund as described below. Scott W. Smith and Dirk Laschanzky will share the portfolio management of the cash equitization program.
Daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders will be held in the Fund’s “cash buffer.” PGI will invest the Fund’s cash buffer and portfolio cash in S&P 500 Index futures contracts that have an aggregate nominal value equal to the value of the Fund’s cash buffer and portfolio cash (i.e., no leverage employed). Principal believes that, over the long term, this strategy will enhance the investment performance of the Fund.

Equity Income Fund I
Effective March 31, 2008, David W. Simpson became a portfolio manager for this Fund along with Joseph T. Suty for Edge Asset Management, Inc.
David W. Simpson, CFA. Mr. Simpson is a portfolio manager at Edge. Prior to joining Edge in 2003, he was chief investment officer and managing director for Summit Capital Management. Mr. Simpson received an MBA in finance from the University of Wisconsin and a bachelor’s degree from the University of Illinois. He has earned the right to use the Chartered Financial Analyst designation.

Government & High Quality Bond Fund
Effective March 11, 2008, Bryan C. Davis replaced Lisa A. Stange as a portfolio manager for the Fund for Principal Global Investors, LLC. Brad Fredericks remains as a portfolio manager for this fund.
Bryan C. Davis, CFA. Mr. Davis is a senior trader/research analyst for Principal Global Investors. He is responsible for trading mortgage-backed securities and developing investment strategies related to mortgages and derivatives. Mr. Davis joined the firm in 1993 as a servicing valuation director for Principal Residential Mortgage. He then became the director of servicing hedging in 2002 before moving into his current position in 2004. Mr. Davis received a bachelor’s degree in finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

High Yield Fund II, Income Fund, and MidCap Stock Fund
Effective January 1, 2008, Mr. Coleman and Mr. Pokrzywinski had title changes as described below. Mr. Friedl’s corrected biography appears below. These funds are sub-advised by Edge Asset Management, Inc.
Daniel R. Coleman. Mr. Coleman, Managing Director, Chief Investment Officer, manages all investment operations at Edge. Mr. Coleman has had primary responsibility for the day-to-day management of the predecessor Mid Cap Stock Fund since December 2001. Mr. Coleman joined Edge in October 2001. Prior to that he was Vice President and Senior Manager of Business Development at InfoSpace, Inc./Go2Net from 2000 to 2001, and Member and General Partner of Brookhaven Capital Management LLC/Clyde Hill Research from 1989 until 2000. Mr. Coleman received an MBA from New York University and a bachelor’s degree in finance from the University of Washington.
John R. Friedl, CFA. Mr. Friedl, Portfolio Manager, has been responsible for the day-to-day management of the Income Fund since January 1, 2008. Prior to that, Mr. Friedl had served as co-manager of the predecessor Income Fund with Gary Pokrzywinski since March 2005. He has been employed as an investment professional at Edge since August 1998. Mr. Friedl received a master’s degree in finance from Seattle University and a bachelor’s degree in communications and finance from the University of Washington. He has earned the right to use the Chartered Financial Analyst designation.

Gary Pokrzywinski, CFA. Mr. Pokrzywinski, Managing Director, Head of Fixed Income, leads a team of investment professionals that is responsible for the management of the Fixed-Income Funds for which Edge serves as sub-advisor (Income, Mortgage Securities, Short-Term Income and High Yield II). Mr. Pokrzywinski has been responsible for the day-to-day management of the predecessor High Yield Fund since April 1998. Mr. Pokrzywinski also served as co-manager of the predecessor Income Fund with John Friedl between March 2005 and January 2008. He served as the Income Fund’s primary portfolio manager from 1992 until 2005. Mr. Pokrzywinski has been employed at Edge since 1992. He received a bachelor’s degree in finance and management information systems from the University of Wisconsin. Mr. Pokrzywinski has earned the right to use the Chartered Financial Analyst designation and is a member of the Seattle Investment Society and the Association for Investment Management and Research.

International Growth Fund
Principal Global Investors, LLC (“PGI”) is the Sub-Advisor to the International Growth Fund. Steven Larson and John Pihlblad share portfolio management responsibilities for this fund.
Steven Larson, CFA. Mr. Larson is a portfolio manager for PGI. He is responsible for co-managing PGI’s international growth portfolio as well as covering the utilities sector for core international portfolios. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. He earned an MBA in Finance from the University of Minnesota and a Bachelor’s degree from Drake University. He has earned the right to use the Chartered Financial Analyst designation.
John Pihlblad, CFA. Mr. Pihlblad is a portfolio manager at PGI. He joined the firm in 2000 and led the development of PGI’s Global Research Platform. He has over 25 years experience in creating and managing quantitative investment systems. Prior to joining PGI, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He earned a BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

Partners LargeCap Blend Fund I
Effective March 6, 2008, Melissa R. Brown no longer serves as a portfolio manager for the Fund. Andrew Alford, Mark Carhart, and Robert C. Jones remain as portfolio managers for Goldman Sachs Asset Management, L.P.

PARTNERS SMALLCAP VALUE FUND II
Effective March 29, 2008, Stephen A. Clark became a portfolio manager for this Fund along with Robert T. Deere for Dimensional Fund Advisors (“DFA”). Vaughan Nelson Investment Management, LP, the other sub-advisor for this fund, did not have any portfolio manager changes.
Stephen A. Clark. Mr. Clark is a Senior Portfolio Manager and Vice President of DFA and chairman of the Investment Committee. He joined DFA in 2001 and has been responsible for the portfolio management group since January 2006. He earned an MBA from the University of Chicago and a BS from Bradley University.

Principal LifeTime Funds
Effective March 31, 2008, David M. Blake and Tim Dunbar became portfolio managers for the Principal LifeTime Funds along with Dirk Laschanzky for Principal Global Investors, LLC. Messrs. Blake, Dunbar, and Laschanzky operate as a team, sharing authority and responsibility for asset allocation services with no limitation on the authority of one portfolio manager in relation to another. James Fennessey, Michael Finnegan, and Randy Welch continue as portfolio managers for Principal Management Corporation.
Tim Dunbar. Mr. Dunbar is executive director and head of equities for Principal Global Investors. In this capacity, he oversees the business management and strategic direction of the firm’s equity group on a global basis. He joined the firm in 1986 and has held a wide range of investment management roles and has been a member of the Principal Global Investors senior management team for nearly five years. Most recently, he was responsible for overseeing asset management merger and acquisition activities. Mr. Dunbar received a bachelor’s degree from Iowa State University.
David M. Blake, CFA. Mr. Blake is the executive director and chief investment officer of fixed income for Principal Global Investors. Prior to joining Principal Global Investors in 2000, he was a senior portfolio manager for Boatmen’s Capital Management, a subsidiary of Bank of America, where he began his career in 1989. Mr. Blake received both an MBA and a bachelor’s degree from Saint Louis University. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

There has been a revision to a category listed within “Purchase Without an Initial Sales Charge (Class A Shares)” (Class A, B, and C shares prospectus, page 172). A Fund’s Class A shares may be purchased without a sales charge by the following individuals, groups, and/or entities:
•	by participants in, or by purchases through, employer-sponsored retirement or benefit plans which were eligible to purchase shares without payment of a sales charge of a predecessor fund prior to the date the successor fund commenced operations; provided, however, that the third party administrator or other service provider the sponsor of the retirement or benefit plan employs utilizes a system for processing purchases of shares that will accommodate waiver of the Fund’s sales charge.

PRINCIPAL INVESTORS FUND, INC.
Effective June 13, 2008, this fund will be known as Principal Funds, Inc.

Institutional Class Shares

The date of this Prospectus is February 29, 2008

As with all mutual funds, neither the Securities and Exchange Commission (“SEC”) nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

2	Principal Investors Fund
1-800-222-5852

Principal Investors Fund	3
www.principal.com

4	Principal Investors Fund
1-800-222-5852

RISK/RETURN SUMMARY

Principal Investors Fund, Inc. (the “Fund” or “PIF”) offers many investment portfolios (together, the “Funds”) through this prospectus. The Fund’s Distributor is Princor Financial Services Corp. (the “Distributor”).* Principal Management Corporation (Principal)*, the Manager of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Funds.

Principal Investors Fund, Inc. will be changing its name to Principal Funds, Inc. effective June 13, 2008.

Principal has selected one or more Sub-Advisors for each Fund based on the Sub-Advisor’s experience with the investment strategy for which it was selected. The Sub-Advisors and the Funds each sub-advise are:

Sub-Advisor	Fund(s)
AllianceBernstein L.P.	Partners LargeCap Value Partners SmallCap Growth I

American Century Investment Management, Inc.	Partners LargeCap Growth II Partners LargeCap Value II

Ark Asset Management Co., Inc.	Partners SmallCap Value

Barrow, Hanley, Mewhinney & Strauss, Inc.	MidCap Value

Columbus Circle Investors*	LargeCap Growth MidCap Growth Partners SmallCap Growth III

Dimensional Fund Advisors	Partners SmallCap Value II

Edge Asset Management, Inc.*	Equity Income I High Yield II Income MidCap Stock Mortgage Securities Short-Term Income Strategic Asset Management Portfolios West Coast Equity

Emerald Advisers, Inc.	Partners SmallCap Growth II

Essex Investment Management Company, LLC	Partners SmallCap Growth II

Goldman Sachs Asset Management, L.P.	Partners LargeCap Blend I Partners MidCap Value I

J.P. Morgan Investment Management, Inc.	High Yield Partners Global Equity Partners SmallCap Value I

Jacobs Levy Equity Management, Inc.	Partners MidCap Growth Fund II Partners MidCap Value

Lehman Brothers Asset Management, LLC	High Yield

Los Angeles Capital Management and Equity Research, Inc.	Partners MidCap Value I Partners SmallCap Value

MacKay Shields LLC	Partners MidCap Growth Fund II.

Mazama Capital Management, Inc.	Partners SmallCap Growth III

Mellon Capital Management Corporation	Partners MidCap Growth I Partners SmallCap Blend Partners SmallCap Value I

Neuberger Berman Management Inc.	Partners MidCap Value

Principal Investors Fund	RISK/RETURN SUMMARY 5
www.principal.com

Sub-Advisor	Fund(s)

Principal Global Investors, LLC*	Bond & Mortgage Securities
Disciplined LargeCap Blend
Diversified International
Government & High Quality Bond
High Quality Intermediate-Term Bond
Inflation Protection
International Emerging Markets
International Growth
LargeCap S&P 500 Index
LargeCap Value
MidCap Blend
MidCap S&P 400 Index
MidCap Value
Money Market
Principal LifeTime Funds
Short-Term Bond
SmallCap Blend
SmallCap Growth
SmallCap S&P 600 Index
SmallCap Value
Ultra Short Bond

Principal Real Estate Investors, LLC*	Global Real Estate Securities Real Estate Securities

Pyramis Global Advisors, LLC	Partners International

Spectrum Asset Management, Inc.*	Preferred Securities

T. Rowe Price Associates, Inc.	Partners LargeCap Blend Partners LargeCap Growth I

Turner Investment Partners, Inc.	Partners MidCap Growth

UBS Global Asset Management (Americas) Inc.	Partners LargeCap Value I Partners SmallCap Growth II

Vaughan Nelson Investment Management, LP	Partners SmallCap Value II

*	Principal Management Corporation, Columbus Circle Investors, Edge Asset Management, Inc., Princor Financial Services Corp., Principal Funds Distributor, Inc., Principal Global Investors, LLC, Principal Real Estate Investors, LLC, and Spectrum Asset Management, Inc. are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group®.

6 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Institutional Class Shares
Only eligible purchasers may buy Institutional Class shares of the Funds. At the present time, eligible purchasers include but are not limited to:

•	separate accounts of Principal Life;
•	Principal Life or any of its subsidiaries or affiliates;
•	any fund distributed by Principal Funds Distributor, Inc. and/or Princor Financial Services Corporation (“Princor”) (together, the “Distributors”) if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
•	clients of Principal Global Investors, LLC.;
•	sponsors, recordkeepers, or administrators of wrap account or mutual fund asset allocation programs or participants in those programs;
•	certain pension plans;
•	certain retirement account investment vehicles administered by foreign or domestic pension plans;
•	an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
•	certain institutional clients that have been approved by Principal Life Insurance Company for purposes of providing plan record keeping.

Principal reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

Main Strategies and Risks
Each Fund’s investment objective is described in the summary description of each Fund. The Board of Directors may change a Fund’s objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund’s investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The summary of each Fund also describes each Fund’s primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption “Certain Investment Strategies and Related Risks.”

Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions as more fully described under the caption “Certain Investment Strategies and Related Risks — Temporary Defensive Measures.”

Each Fund is designed to be a portion of an investor’s portfolio. None of the Funds are intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. There can be no assurance that any Fund will achieve its investment objective. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

Factors that may adversely affect a particular Fund as a whole are called “principal risks.” The principal risks of investing in the Funds are stated as to each Fund in the Fund’s description. In addition to the risks identified in each Fund’s description, each of the Funds is also subject to credit and counterparty risk, liquidity risk, management risk, and market risk. Each Fund is also subject to underlying fund risk to the extent that a Principal LifeTime Fund or SAM Portfolio invests in the Fund. These risks, and each of the other principal risks, are more fully explained in Appendix A to this prospectus.

Principal Investors Fund	RISK/RETURN SUMMARY 7
www.principal.com

Investment Results
A bar chart and a table are included with the description of each Fund that has annual returns for a full calendar year. They show the Fund’s annual returns and its long-term performance. The chart shows how the Fund’s performance has varied from year-to-year. The table compares the Fund’s performance over time to that of:

•	a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.) and

•	an average of the performance of a group of mutual funds with a similar investment objective and management style (the averages used are prepared by independent statistical services).

Performance for periods prior to the date on which a Fund’s Institutional class shares began operations (as indicated in the tables on the following pages) is based on the performance of the oldest share class of the Fund or a predecessor fund (as noted in the performance chart and table.) Performance which is based on the oldest share class of the Fund has been adjusted to reflect the expenses of the Fund’s Institutional class shares. The adjustments result in performance that is no higher than the historical performance of the Fund’s oldest share class.

Call the Principal Investors Fund at 1-800-222-5852 to get the current 7-day yield for the Money Market Fund.

Fees and Expenses
The annual operating expenses for each Fund are deducted from that Fund’s assets (stated as a percentage of Fund assets). A Fund’s operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled “The Costs of Investing.”

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds.

NOTE:

•	No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager, any Sub-Advisor, or the Distributor.

8 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Disciplined LargeCap Blend Fund

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Main Strategies and Risks
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor’s (“S&P”) 500 Index (as of December 31, 2007 this range was between approximately $0.7 billion and $511.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

In selecting securities for investment, the Sub-Advisor, PGI, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below “fair value” for these stocks will result in investment management success. PGI’s investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Underlying Fund Risk
•	Active Trading Risk
•	Derivatives Risk
•	Growth Stock Risk
•	Securities Lending Risk
•	Market Segment (LargeCap) Risk
•	Value Stock Risk

Principal Investors Fund	RISK/RETURN SUMMARY 9
www.principal.com

PGI has been the Fund’s Sub-Advisor since December 30, 2002.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	14.99%
Lowest return for a quarter during the period of the bar chart above:	Q1 ’03	-3.30%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Year	Life of Fund
Institutional Class (before taxes)	7.06	13.63	13.62
(after taxes on distributions)(2)	5.12	12.76	12.75
(after taxes on distributions and sale of shares)(2)	7.25	11.79	11.78
S&P 500 Index(3)	5.49	12.83	12.83
Morningstar Large Blend Category Average	6.16	12.63	12.35

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.56%
Other Expenses	0.01

Total Annual Fund Operating Expenses	0.57%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$58	$183	$318	$714

10 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Equity Income Fund I
(effective 06/13/2008, this Fund will be known as Equity Income Fund)

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

Investor Profile:	The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested for growth and who can accept fluctuations in the value of investments and the risks of investing in REIT securities, below-investment grade bonds, or foreign securities.

Main Strategies and Risks
The Fund invests primarily (normally at least 80% of its net assets (plus any borrowings for investment purposes)) in dividend-paying common stocks and preferred stocks. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. government securities, and asset-backed securities. The Fund may also invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called “junk bonds”). The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a “when-issued” or “delayed-delivery” basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 20% of its assets in real estate investment trust (“REIT”) securities. The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in securities of foreign issuers.

The Fund’s investments may also include convertible securities, repurchase agreements, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

In selecting investments for the Fund, Edge looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in ”value” stocks currently selling for less than Edge believes they are worth.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Fixed-Income Securities Risk
•	Underlying Fund Risk
•	U.S. Government Sponsored Securities Risk
•	Real Estate Securities Risk
•	Value Stock Risk
•	Foreign Securities Risk
•	High Yield Securities Risk
•	Securities Lending Risk
•	U.S. Government Securities Risk
•	Derivatives Risk
•	Exchange Rate Risk
•	Prepayment Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	15.82%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-14.77%

Principal Investors Fund	RISK/RETURN SUMMARY 11
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Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	10 Years
Institutional Class (before taxes)	5.05	16.04	9.82
(after taxes on distributions)(2)	2.85	14.96	8.15
(after taxes on distributions and sale of shares)(2)	5.04	13.92	7.78
S&P 500 Index(3)	5.49	12.83	5.91
S&P 500/Citigroup Value Index(3)(4)	1.99	14.96	6.67
Morningstar Large Value Category Average	1.42	13.16	6.67

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 31, 1939.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
(4)	Until December 16, 2005, when Standard & Poor’s changed the name of the index and its calculation methodology, the index was called the S&P 500/Barra Value Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets.

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.51%
Other Expenses	0.01

Total Annual Fund Operating Expenses	0.52%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$53	$167	$291	$653

12 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

LargeCap Growth Fund

Sub-Advisor(s):	Columbus Circle Investors (“CCI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of December 31, 2007 this range was between approximately $0.6 billion and $527.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. To meet its investment objective, the Fund may invest in initial public offerings.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Underlying Fund Risk
•	Exchange Rate Risk
•	Derivatives Risk
•	Active Trading Risk
•	Foreign Securities Risk
•	Securities Lending Risk
•	Market Segment (LargeCap) Risk
•	Growth Stock Risk
•	Initial Public Offerings Risk

CCI became the Fund’s Sub-Advisor on January 5, 2005.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q4 ’01	13.59%
Lowest return for a quarter during the period of the bar chart above:	Q1 ’01	-23.56%

Principal Investors Fund	RISK/RETURN SUMMARY 13
www.principal.com

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	23.08	15.61	0.63
(after taxes on distributions)(2)	22.68	15.44	0.51
(after taxes on distributions and sale of shares)(2)	15.53	13.74	0.52
Russell 1000 Growth Index(3)	11.81	12.11	0.23
Morningstar Large Growth Category Average	13.35	12.75	0.15

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.62%
Other Expenses	0.01%

Total Annual Fund Operating Expenses(1)	0.63%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2007, the Fund’s management fees were increased.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$64	$202	$351	$786

14 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

LargeCap S&P 500 Index Fund

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Main Strategies and Risks
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the S&P 500 Index. PGI attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2007, the market capitalization range of the Index was between approximately $0.7 billion and $511.9 billion. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of “active” investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P 500. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets. PGI may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Market Segment (LargeCap) Risk
•	Securities Lending Risk

NOTE:	“Standard & Poor’s 500” and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Principal Investors Fund	RISK/RETURN SUMMARY 15
www.principal.com

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	15.22%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-17.29%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	5.34	12.58	2.71
(after taxes on distributions)(2)	4.88	12.04	2.22
(after taxes on distributions and sale of shares)(2)	4.08	10.95	2.18
S&P 500 Index(3)	5.49	12.83	3.30
Morningstar Large Blend Category Average	6.16	12.63	2.59

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

16 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.15%
Other Expenses	0.01

Total Annual Fund Operating Expenses(2)	0.16%

(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$16	$52	$90	$205

Principal Investors Fund	RISK/RETURN SUMMARY 17
www.principal.com

LargeCap Value Fund

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies and Risks
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of December 31, 2007 ranged between approximately $0.5 billion and $527.8 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:

•	determination that a stock is selling below its fair market value;
•	early recognition of changes in a company’s underlying fundamentals;
•	evaluation of the sustainability of fundamental changes; and
•	monitoring a stock’s behavior in the market to assess the timeliness of the investment.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Underlying Fund Risk
•	Exchange Rate Risk
•	Derivatives Risk
•	Active Trading Risk
•	Foreign Securities Risk
•	Market Segment (LargeCap) Risk
•	Value Stock Risk
•	Securities Lending Risk

18 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	15.31%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-15.10%

Average Annual Total Returns (%)(1)

For The Periods Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	0.25	12.64	6.00
(after taxes on distributions)(2)	-1.44	11.68	5.24
(after taxes on distributions and sale of shares)(2)	1.94	10.92	5.03
Russell 1000 Value Index(3)	-0.17	14.63	6.74
Morningstar Large Value Category Average	1.42	13.16	5.13

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Investors Fund	RISK/RETURN SUMMARY 19
www.principal.com

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.44%

Total Annual Fund Operating Expenses	0.44%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$45	$141	$246	$555

20 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Partners LargeCap Blend Fund
(effective 06/13/2008, this Fund will be known as LargeCap Blend Fund II)

Sub-Advisor(s):	T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.

Main Strategies and Risks
The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of December 31, 2007 this range was between approximately $0.7 billion and $511.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

The Fund will generally remain fully invested (less than 5% cash reserves) and will have approximately the same industry weightings as compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The market capitalization of companies in the Fund’s portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the S&P 500 Index.

T. Rowe Price uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index. T. Rowe Price generally purchases for the Fund securities issued by companies in the S&P 500 Index, and therefore, its stock selection process will result in the purchase of both growth and value stocks.

A team of T. Rowe Price equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts’ focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.

In pursuing its investment objective, the Fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

Principal Investors Fund	RISK/RETURN SUMMARY 21
www.principal.com

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Foreign Securities Risk
•	Exchange Rate Risk
•	Derivatives Risk
•	Value Stock Risk
•	Market Segment (LargeCap) Risk
•	Growth Stock Risk
•	Securities Lending Risk

T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2’03	14.21%
Lowest return for a quarter during the period of the bar chart above:	Q3’02	-15.44%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	5.77	11.94	4.80
(after taxes on distributions)(2)	3.93	10.84	3.98
(after taxes on distributions and sale of shares)(2)	5.51	10.19	3.92
S&P 500 Index(3)	5.49	12.83	3.30
Morningstar Large Blend Category Average	6.16	12.63	2.59

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

22 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.74%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	0.75%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$77	$240	$417	$930

Principal Investors Fund	RISK/RETURN SUMMARY 23
www.principal.com

Partners LargeCap Blend Fund I
(effective 06/13/2008, this Fund will be known as LargeCap Blend Fund I)

Sub-Advisor(s):	Goldman Sachs Asset Management, L.P. (“GSAM”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Main Strategies and Risks
The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2007, the range was between approximately $0.7 billion and $511.9 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company’s publicly-issued securities. Up to 25% of Fund assets may be invested in foreign securities.

GSAM seeks to outperform the S&P 500 Index by overweighting stocks that it believes are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Active Trading Risk
•	Underlying Fund Risk
•	Derivatives Risk
•	Value Stock Risk
•	Exchange Rate Risk
•	Securities Lending Risk
•	Market Segment (LargeCap) Risk
•	Growth Stock Risk
•	Foreign Securities Risk

GSAM became Sub-Advisor to the Fund on December 16, 2002.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q2’03	14.26%
Lowest return for a quarter during the period of the bar chart above:	Q3’02	-17.56%

24 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	2.36	11.91	1.04
(after taxes on distributions)(2)	1.75	11.64	0.74
(after taxes on distributions and sale of shares)(2)	2.35	10.41	0.79
S&P 500 Index(3)	5.49	12.83	3.30
Morningstar Large Blend Category Average	6.16	12.63	2.59

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.44%

Total Annual Fund Operating Expenses	0.44%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$45	$141	$246	$555

Principal Investors Fund	RISK/RETURN SUMMARY 25
www.principal.com

Partners LargeCap Growth Fund I
(effective 06/13/2008, this Fund will be known as LargeCap Growth Fund I)

Sub-Advisor(s):	T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as “growth” companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations within the range of companies in the Russell 1000® Growth Index (as of December 31, 2007, this range was between approximately $0.6 billion and $527.8 billion) at the time of purchase. The Fund’s investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The market capitalization of companies in the Fund’s portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range.

T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices and foreign currencies.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Exchange Rate Risk
•	Foreign Securities Risk
•	Derivatives Risk
•	Growth Stock Risk
•	Underlying Fund Risk
•	Market Segment (LargeCap) Risk
•	Active Trading Risk
•	Securities Lending Risk

26 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

T. Rowe Price became Sub-Advisor to the Fund on August 24, 2004.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ’01	12.90%
Lowest return for a quarter during the period of the bar chart above:	Q1 ’01	-18.00%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	8.36	10.88	-0.33
(after taxes on distributions)(2)	7.56	10.37	-0.66
(after taxes on distributions and sale of shares)(2)	6.35	9.42	-0.34
Russell 1000 Growth Index(3)	11.81	12.11	0.23
Morningstar Large Growth Category Average	13.35	12.75	0.15

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Investors Fund	RISK/RETURN SUMMARY 27
www.principal.com

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.73%

Total Annual Fund Operating Expenses	0.73%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$75	$233	$406	$906

28 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Partners LargeCap Growth Fund II
(effective 06/13/2008, this Fund will be known as LargeCap Growth Fund II)

Sub-Advisor(s):	American Century Investment Management, Inc. (“American Century”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2007, the range was between approximately $0.6 billion and $527.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

American Century selects stocks of larger-sized companies it believes will increase in value over time using a growth investment strategy it developed. In implementing this strategy, American Century uses a bottom-up approach to stock selection. This means that American Century makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using its extensive computer database, as well as other primary analytical research tools, American Century tracks financial information for individual companies to identify and evaluate trends in earnings, revenues, and other business fundamentals. Under normal market conditions, the Fund’s portfolio will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help American Century buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although American Century intends to invest the Fund’s assets primarily in U.S. stocks, the Fund may invest up to 25% of its assets in securities of foreign companies. Most of the Fund’s foreign investments are in companies located and doing business in developed countries.

American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in debt securities, options, preferred stock and equity equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. Futures contracts, a type of derivative security, can help the Fund’s cash assets remain liquid while performing more like stocks.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk

•	Foreign Exchange Rate Risk

•	Securities Lending Risk

•	Derivatives Risk
•	Growth Stock Risk

•	Market Segment (LargeCap) Risk

•	Foreign Securities Risk

Principal Investors Fund	RISK/RETURN SUMMARY 29
www.principal.com

American Century has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ’01	14.51%
Lowest return for a quarter during the period of the bar chart above:	Q1 ’01	-19.60%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	18.37	12.98	0.76
(after taxes on distributions)(2)	15.74	11.95	0.10
(after taxes on distributions and sale of shares)(2)	13.20	10.98	0.40
Russell 1000 Growth Index(3)	11.81	12.11	0.23
Morningstar Large Growth Category Average	13.35	12.75	0.15

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

30 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	0.94%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	0.95%

(1)	Expense information has been restated to reflect current fees. Effective October 31, 2007, the Fund’s management fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$97	$303	$525	$1,166

Principal Investors Fund	RISK/RETURN SUMMARY 31
www.principal.com

Partners LargeCap Value Fund
(effective 06/13/2008, this Fund will be known as LargeCap Value Fund III)

Sub-Advisor(s):	AllianceBernstein L.P. (“AllianceBernstein”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies and Risks
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, AllianceBernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index (as of December 31, 2007, this range was between approximately $0.5 billion and $527.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

AllianceBernstein employs an investment strategy, generally described as “value” investing. The firm seeks securities that exhibit low financial ratios, can be acquired for less than what AllianceBernstein believes is the issuer’s intrinsic value, or whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong “sell discipline” in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to AllianceBernstein to have strong potential for capital appreciation or securities of “special situation” companies. A special situation company is one that AllianceBernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For AllianceBernstein, identifying special situation companies and establishing an issuer’s intrinsic value involves fundamental research about such companies and issuers.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Underlying Fund Risk
•	Exchange Rate Risk
•	Derivatives Risk
•	Value Stock Risk
•	Securities Lending Risk
•	Market Segment (LargeCap) Risk
•	Foreign Securities Risk

32 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

AllianceBernstein has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	15.59%
Lowest return for a quarter during the period of the bar chart above:	Q3’ 02	-18.45%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	-3.76	12.29	7.86
(after taxes on distributions)(2)	-4.98	11.52	7.21
(after taxes on distributions and sale of shares)(2)	-0.86	10.72	6.76
Russell 1000 Value Index(3)	-0.17	14.63	6.74
Morningstar Large Value Category Average	1.42	13.16	5.13

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	0.76%

Total Annual Fund Operating Expenses	0.76%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$78	$243	$422	$942

Principal Investors Fund	RISK/RETURN SUMMARY 33
www.principal.com

Partners LargeCap Value Fund I
(effective 06/13/2008, this Fund will be known as LargeCap Value Fund I)

Sub-Advisor(s):	UBS Global Asset Management (Americas) Inc. (“UBS Global AM”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies and Risks
The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2007 this range was between approximately $0.5 billion and $527.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities, UBS Global AM focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security’s value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Exchange Rate Risk
•	Derivatives Risk
•	Underlying Fund Risk
•	Foreign Securities Risk
•	Market Segment (LargeCap) Risk
•	Securities Lending Risk
•	Value Stock Risk
•	Equity Securities Risk

34 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

UBS Global AM has been the Fund’s Sub-Advisor since June 1, 2004.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ’06	7.63%
Lowest return for a quarter during the period of the bar chart above:	Q4 ’07	-4.94%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	Life of Fund
Institutional Class	0.47	11.35
(after taxes on distributions)(2)	-0.12	10.90
(after taxes on distributions and sale of shares)(2)	1.03	9.77
Russell 1000 Value Index(3)	-0.17	11.96
Morningstar Large Value Category Average	1.42	10.16

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Investors Fund	RISK/RETURN SUMMARY 35
www.principal.com

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	0.79%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	0.80%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$82	$255	$444	$990

36 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Partners LargeCap Value Fund II
(effective 06/13/2008, this Fund will be known as LargeCap Value Fund II)

Sub-Advisor(s):	American Century Investment Management, Inc. (“American Century”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with market capitalizations similar to companies in the Russell 1000® Value Index (as of December 31, 2007, this range was between approximately $0.5 billion and $527.8 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, American Century, uses a value investment strategy that looks for companies that are temporarily out of favor in the market. American Century attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and their price has increased to, or is higher than, a level American Century believes more accurately reflects the fair value of the company. American Century may sell stocks from the Fund’s portfolio if it believes a stock no longer meets its valuation criteria. American Century does not attempt to time the market.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies’ stock prices or may be outside the companies’ historical ranges. American Century also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase. Futures contracts, a type of derivative security, can help the Fund’s cash assets remain liquid while performing more like stocks. American Century has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments.

When American Century believes it is prudent, the Fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the Fund may as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. To the extent the Fund assumes a defensive position, it will not be pursuing its objective of capital growth.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Derivatives Risk
•	U.S. Government Sponsored Securities Risk
•	Active Trading Risk
•	Foreign Securities Risk
•	Value Stock Risk
•	Securities Lending Risk
•	Exchange Rate Risk
•	Market Segment (LargeCap) Risk
•	U.S. Government Securities Risk

Principal Investors Fund	RISK/RETURN SUMMARY 37
www.principal.com

American Century has been the Fund’s Sub-Advisor since December 29, 2004.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ’06	7.47%
Lowest return for a quarter during the period of the bar chart above:	Q4 ’07	-6.27%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	Life of Fund
Institutional Class	-1.38	7.22
(after taxes on distributions)(2)	-2.57	6.45

(after taxes on distributions and sale of shares)(2)	0.76	6.13
Russell 1000 Value Index(3)	-0.17	9.32
Morningstar Large Value Category Average	1.42	8.18

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

38 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	0.85%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	0.86%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$88	$274	$477	$1,061

Principal Investors Fund	RISK/RETURN SUMMARY 39
www.principal.com

MidCap Blend Fund

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Main Strategies and Risks
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap® Index (as of December 31, 2007, this range was between approximately $0.5 billion and $42.1 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research.

PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Foreign Securities Risk
•	Exchange Rate Risk
•	MidCap Stock Risk
•	Derivatives Risk
•	Growth Stock Risk
•	Initial Public Offerings Risk
•	Securities Lending Risk
•	Market Segment (MidCap) Risk
•	Value Stock Risk
•	Active Trading Risk

40 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	14.30%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’01	-10.63%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	9.39	16.31	10.03
(after taxes on distributions)(2)	7.73	15.12	9.12
(after taxes on distributions and sale of shares)(2)	8.14	14.21	8.63
Russell Midcap Index(3)	5.60	18.21	8.98
Morningstar Mid-Cap Blend Category Average	4.85	15.64	7.26

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Investors Fund	RISK/RETURN SUMMARY 41
www.principal.com

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.64%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	0.65%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$66	$208	$362	$810

42 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

MidCap Growth Fund

Sub-Advisor(s):	Columbus Circle Investors (“CCI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2007, this range was between approximately $0.5 billion and $42.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals seeks to select companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Foreign Securities Risk
•	Exchange Rate Risk
•	Small Company Risk
•	Derivatives Risk
•	Growth Stock Risk
•	Initial Public Offerings Risk
•	Securities Lending Risk
•	Market Segment (MidCap) Risk
•	Active Trading Risk
•	MidCap Stock Risk

CCI became the Fund’s Sub-Advisor on January 5, 2005.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q4 ’01	35.67%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’01	-36.43%

Principal Investors Fund	RISK/RETURN SUMMARY 43
www.principal.com

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	29.82	17.15	-0.70
(after taxes on distributions)(2)	28.46	16.90	-0.85
(after taxes on distributions and sale of shares)(2)	20.91	15.14	-0.60
Russell Midcap Growth Index(3)	11.43	17.90	4.05
Morningstar Mid-Cap Growth Category Average	15.09	16.33	2.88

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.65%
Other Expenses	0.06

Total Annual Fund Operating Expenses(1)	0.71%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$73	$227	$395	$883

44 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

MidCap Stock Fund

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Fund seeks to provide long-term capital appreciation.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth and the risk of investing in REIT and foreign securities.

Main Strategies and Risks
The Fund invests primarily in common stocks of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400 Index, which as of December 31, 2007 ranged between approximately $0.3 billion and $12.4 billion at the time of purchase). Market capitalization is defined as total current market value of a company’s outstanding common stock.

The Fund may invest up to 20% of its assets in real estate investment trust (“REIT”) securities. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called “junk bonds”). The Fund may also invest in money market instruments for temporary or defensive purposes.

The Fund may purchase or sell U.S. government securities and collateralized mortgage obligations on a “when-issued” or ”delayed-delivery” basis in an aggregate of up to 20% of the market value of its total assets. The Fund may invest up to 25% of its assets in the securities of foreign issuers.

In selecting investments for the Fund, Edge looks for equity investments in companies that have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long run. In determining whether securities should be sold, Edge considers factors such as high valuations relative to other investment opportunities and deteriorating short- or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer’s market capitalization is no longer in the range represented by the S&P MidCap 400 Index.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Small Company Risk
•	Underlying Fund Risk
•	MidCap Stock Risk
•	U.S. Government Securities Risk
•	Foreign Securities Risk
•	Real Estate Securities Risk
•	Exchange Rate Risk
•	High Yield Securities Risk
•	Securities Lending Risk
•	Market Segment (MidCap) Risk
•	Derivatives Risk
•	Fixed-Income Securities Risk
•	Prepayment Risk

Principal Investors Fund	RISK/RETURN SUMMARY 45
www.principal.com

Edge has provided investment advice to the Fund since the Fund’s inception.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q4 ’01	14.01%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-13.46%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class (before taxes)	-8.35	12.04	11.75
(after taxes on distributions)(2)	-10.50	10.93	10.80
(after taxes on distributions and sale of shares)(2)	-2.54	10.51	10.25
S&P MidCap 400 Index(3)	7.98	16.20	9.49
Morningstar Mid-Cap Blend Category Average	4.85	15.64	6.99

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on March 1, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets.

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.75%
Other Expenses	0.01

Total Annual Fund Operating Expenses	0.76%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$78	$243	$422	$942

46 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

MidCap Value Fund
(effective 06/13/2008, this Fund will be known as MidCap Value Fund III)

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”) and Barrow, Hanley, Mewhinney & Strauss, Inc. (“BHMS”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Main Strategies and Risks
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2007, this range was between approximately $0.5 billion and $42.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

The portion of Fund assets managed by PGI is invested in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund’s investments are selected primarily on the basis of fundamental security analysis, focusing on the company’s financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The BHMS investment strategy emphasizes low P/E ratios, low price to book ratios and high dividend yields, which should offer protection in a declining market environment. In a rising market environment, BHMS expects these securities to benefit from growth in profitability and earnings. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS normally does not time the market for short-term gains.

Principal determines the portion of the Fund’s assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor’s firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub- Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Principal Investors Fund	RISK/RETURN SUMMARY 47
www.principal.com

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Foreign Securities Risk
•	Exchange Rate Risk
•	Small Company Risk
•	Derivatives Risk
•	Value Stock Risk
•	Initial Public Offerings Risk
•	Securities Lending Risk
•	Market Segment (MidCap) Risk
•	Active Trading Risk
•	MidCap Stock Risk

PGI has been the Fund’s Sub-advisor since December 6, 2000. BHMS was added as an additional Sub-Advisor on July 12, 2005.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	14.96%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-12.69%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years		Life of Fund
Institutional Class	-0.19	14.90	(2)	10.38	(2)
(after taxes on distributions)(3)	-1.73	13.07	(2)	8.84	(2)
(after taxes on distributions and sale of shares)(3)	1.50	12.44		8.47
Russell Midcap Value Index(4)	-1.42	17.92		11.24
Morningstar Mid-Cap Value Category Average	0.83	15.55		8.91

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholder held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.
(3)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(4)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

48 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	0.65%
Other Expenses	0.02

Total Annual Fund Operating Expenses(1)	0.67%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Examples
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$68	$214	$373	$835

Principal Investors Fund	RISK/RETURN SUMMARY 49
www.principal.com

MidCap S&P 400 Index Fund

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Main Strategies and Risks
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor’s (“S&P”) MidCap 400 Index. The Sub-Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2007, the market capitalization range of the Index was between approximately $0.3 billion and $12.4 billion. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of “active” investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P MidCap 400. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	MidCap Stock Risk
•	Market Segment (MidCap) Risk
•	Derivatives Risk
•	Securities Lending Risk

NOTE:	“Standard & Poor’s MidCap 400” and “S&P MidCap 400” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

50 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q4 ’01	17.77%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-16.70%

Average Annual Total Returns(%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	7.93	15.94	8.84
(after taxes on distributions)(2)	6.54	15.07	8.11
(after taxes on distributions and sale of shares)(2)	6.70	13.87	7.53
S&P MidCap 400 Index(3)	7.98	16.20	8.76
Morningstar Mid-Cap Blend Category Average	4.85	15.64	7.26

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Investors Fund	RISK/RETURN SUMMARY 51
www.principal.com

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Asset

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.15%
Other Expenses	0.02

Total Annual Fund Operating Expenses(1)	0.17%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$17	$55	$96	$217

52 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Partners MidCap Growth Fund
(effective 06/13/2008, this Fund will be known as MidCap Growth Fund III)

Sub-Advisor(s):	Turner Investment Partners, Inc.

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2007 this range was between approximately $0.6 billion and $42.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.

Turner selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Foreign Securities Risk
•	Exchange Rate Risk
•	Small Company Risk
•	Derivatives Risk
•	Growth Stock Risk
•	Initial Public Offerings Risk
•	Underlying Fund Risk
•	Market Segment (MidCap) Risk
•	Active Trading Risk
•	MidCap Stock Risk
•	Securities Lending Risk

Principal Investors Fund	RISK/RETURN SUMMARY 53
www.principal.com

Turner has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q4 ’01	24.96%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’01	-31.34%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	24.60	19.93	2.25
(after taxes on distributions)(2)	23.40	19.57	2.03
(after taxes on distributions and sale of shares)(2)	17.60	17.68	1.92
Russell Midcap Growth Index(3)	11.43	17.90	4.05
Morningstar Mid-Cap Growth Category Average	15.09	16.33	2.88

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisor Preferred shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

54 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.99%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	1.00%

(1)	Expense information has been restated to reflect current fees. Effective October 31, 2007, the Fund’s management fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$102	$318	$552	$1,225

Principal Investors Fund	RISK/RETURN SUMMARY 55
www.principal.com

Partners MidCap Growth Fund I
(effective 06/13/2008, this Fund will be known as MidCap Growth Fund I)

Sub-Advisor(s):	Mellon Capital Management Corporation (“Mellon Capital”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

Main Strategies and Risks
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap® Growth Index (as of December 31, 2007, this range was between approximately $0.6 billion and $42.1 billion)) at the time of purchase. In the view of Mellon Capital, many medium-sized companies:

•	are in fast growing industries,
•	offer superior earnings growth potential, and
•	are characterized by strong balance sheets and high returns on equity.

The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Capital uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.

The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings “buy,” “sell,” or “hold.” The decision to buy, sell or hold is made by Mellon Capital based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Capital manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.

The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Foreign Securities Risk
•	Exchange Rate Risk
•	Derivatives Risk
•	Growth Stock Risk
•	MidCap Stock Risk
•	Securities Lending Risk
•	Market Segment (MidCap) Risk
•	Initial Public Offerings Risk
•	Emerging Market Risk

56 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ’04	12.89%
Lowest return for a quarter during the period of the bar chart above:	Q2 ’06	-4.12%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	Life of Fund
Institutional Class	10.91	11.44
(after taxes on distributions)(2)	8.06	9.66
(after taxes on distributions and sale of shares)(2)	8.45	9.26
Russell Midcap Growth Index(3)	11.43	12.43
Morningstar Mid-Cap Growth Category Average	15.09	11.62

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Investors Fund	RISK/RETURN SUMMARY 57
www.principal.com

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	1.00%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	1.01%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$103	$322	$558	$1,236

58 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Partners MidCap Growth Fund II
(effective 06/13/2008, this Fund will be known as MidCap Growth Fund II)

Sub-Advisor(s):	Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) and MacKay Shields LLC (“MacKay Shields”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks
The Fund normally invests at least 80% of the Fund’s assets in securities of companies with medium market capitalizations (those with market capitalizations similar to the market capitalizations of companies in the Russell Midcap Growth Index). A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in the Index changes with market conditions and the composition of the Index (as of December 31, 2007, this range was between approximately $0.6 billion and $42.1 billion for the Russell Midcap Growth Index).

Jacobs Levy selects stocks using a growth oriented investment approach based on proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as “disentangling.” The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

MacKay Shields invests in growth stocks by utilizing a bottom-up approach that combines time-tested fundamental multi-factor screens with hands-on fundamental research. MacKay Shields looks to capitalize on evolving growth trends while adhering to risk controls. As a result of its process, MacKay Shields seeks to invest primarily in companies with a history of increasing earnings and sales at a rate that is generally higher than that of average companies. MacKay Shields process leads to a diversified portfolio. The Fund may engage in the lending of portfolio securities and may invest in securities of foreign issuers. The Fund may also use various techniques, such as buying and selling exchange traded funds, to increase or decrease exposure to changing security prices or other factors that affect security value.

MacKay Shields maintains a flexible approach toward investing in various types of companies as well as multiple types of securities, including common stocks, preferred stocks, warrants and other equity securities, depending upon the economic environment and the relative attractiveness of the various securities markets. MacKay Shields may invest in any securities that, in its judgment, are ready for a rise in price, or are expected to undergo an acceleration in growth of earnings. The latter could occur because of special factors, such as new management, new products, changes in consumer demand, and changes in the economy.

MacKay Shields may sell a stock if the stock’s earnings growth rate decelerates, if its valuation is deemed too high in relation to its growth rate or to its peer group or if, in general, MacKay Shields does not believe that the security will help the Fund meet its investment objective.

Principal determines the portion of the Fund’s assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors,

Principal Investors Fund	RISK/RETURN SUMMARY 59
www.principal.com

including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisors’ firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Growth Stock Risk
•	Foreign Securities Risk
•	Exchange Rate Risk
•	Derivatives Risk
•	Active Trading Risk
•	Mid Cap Stock Risk
•	Small Company Risk
•	Market Segment (Mid Cap) Risk
•	Initial Public Offerings Risk
•	Securities Lending Risk

Jacobs Levy has been the Fund’s Sub-Advisor since January 2, 2008. MacKay Shields has been the Fund’s Sub-Advisor since January 2, 2008.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q1 ’06	10.87%
Lowest return for a quarter during the period of the bar chart above:	Q2 ’06	-6.56%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	Life of Fund
Institutional Class	1.87	8.07
(after taxes on distributions)(2)	-0.79	6.13
(after taxes on distributions and sale of shares)(2)	1.63	5.98
Russell Midcap Growth Index(3)	11.43	11.39
Morningstar Mid-Cap Growth Category Average	15.09	11.18

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

60 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	1.00%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	1.01%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$103	$322	$558	$1,236

Principal Investors Fund	RISK/RETURN SUMMARY 61
www.principal.com

Partners MidCap Value Fund
(effective 06/13/2008, this Fund will be known as MidCap Value Fund II)

Sub-Advisor(s):	Neuberger Berman Management, Inc. (“Neuberger Berman”) and Jacobs Levy Equity Management, Inc. (“Jacobs Levy”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

Main Strategies and Risks
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap® Value Index (as of December 31, 2007, this range was between approximately $0.5 billion and $42.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Companies may range from the well-established and well-known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

Each of the Sub-Advisors selects stocks using a value oriented investment approach.

Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:

•	strong fundamentals, such as a company’s financial, operational, and competitive positions;
•	consistent cash flow; and
•	a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value. This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.

Jacobs Levy selects stocks by using proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as “disentangling.” The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return. Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Principal determines the portion of the Fund’s assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor’s firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

62 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Small Company Risk
•	Initial Public Offerings Risk
•	Value Stock Risk
•	MidCap Stock Risk

•	Market Segment (MidCap) Risk

•	Securities Lending Risk

Neuberger Berman has been the Fund’s Sub-Advisor since December 6, 2000. Jacobs Levy has been the Fund’s Sub-Advisor since June 30, 2006.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ’03	14.72%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-14.42%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	-1.86	15.55	9.83
(after taxes on distributions)(2)	-4.55	13.81	8.64
(after taxes on distributions and sale of shares)(2)	0.00	13.13	8.26
Russell Midcap Value Index(3)	-1.42	17.92	11.24
Morningstar Mid-Cap Value Category Average	0.83	15.55	8.91

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Investors Fund	RISK/RETURN SUMMARY 63
www.principal.com

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	0.99%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	1.00%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$102	$318	$552	$1,225

64 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Partners MidCap Value Fund I
(effective 06/13/2008, this Fund will be known as MidCap Value Fund I)

Sub-Advisor(s):	Goldman Sachs Asset Management, L.P. (“GSAM”) and Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

Main Strategies and Risks
Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of December 31, 2007, the range was between approximately $0.5 billion and $42.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

GSAM selects stocks using a value oriented investment approach. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company’s long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM’s view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company’s financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security’s exposure and the Model’s expected return for each factor.

The portion of the Fund’s assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Principal determines the portion of the Fund’s assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor’s firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Principal Investors Fund	RISK/RETURN SUMMARY 65
www.principal.com

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Emerging Markets Risk
•	Foreign Securities Risk
•	Exchange Rate Risk
•	Small Company Risk
•	Derivatives Risk
•	Value Stock Risk
•	MidCap Stock Risk
•	Equity Securities Risk
•	Securities Lending Risk
•	Market Segment (MidCap) Risk
•	Initial Public Offerings Risk
•	Sector Risk
•	Underlying Fund Risk

GSAM has been the Fund’s Sub-Advisor since December 29, 2003. LA Capital was added as an additional Sub-Advisor on October 3, 2005.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ’04	12.82%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’07	-3.26%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	Life of Fund
Institutional Class (before taxes)	2.49	13.77
(after taxes on distributions)(2)	0.21	12.24
(after taxes on distributions and sale of shares)(2)	3.59	11.56
Russell Midcap Value Index(3)	-1.42	13.36
Morningstar Mid-Cap Value Category Average	0.83	10.64

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

66 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	0.99%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	1.00%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$102	$318	$552	$1,225

Principal Investors Fund	RISK/RETURN SUMMARY 67
www.principal.com

Partners SmallCap Blend Fund
(effective 06/13/2008, this Fund will be known as SmallCap Blend Fund I)

Sub-Advisor(s):	Mellon Capital Management Corporation (“Mellon Capital”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Standard and Poor’s SmallCap 600 Index (as of December 31, 2007, this range was between approximately $0.06 billion and $4.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting investments for the Fund, the Sub-Advisor, Mellon Capital, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. A common definition of an undervalued stock is one selling at a low price relative to its profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.

Rather than using broad economic or market trends, stocks are selected on a company by company basis. To ensure ample diversification, the portfolio’s assets are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives the Fund’s performance.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Growth Stock Risk
•	Foreign Securities Risk
•	Market Segment (Small Cap and Mid Cap) Risk
•	Active Trading Risk
•	Value Stock Risk
•	Exchange Rate Risk
•	Securities Lending Risk
•	MidCap Stock Risk
•	Initial Public Offerings Risk
•	Small Company Risk

68 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	22.12%
Lowest return for a quarter during the period of the bar chart above:	Q4 ’07	-6.21%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Year	Life of Fund
Institutional Class (before taxes)	-1.88	14.42	14.44
(after taxes on distributions)(2)	-4.83	12.31	12.33
(after taxes on distributions and sale of shares)(2)	0.49	11.78	11.79
S&P SmallCap 600 Index(3)	-0.30	16.04	16.04
Morningstar Small Blend Category Average	-1.10	15.72	15.61

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Investors Fund	RISK/RETURN SUMMARY 69
www.principal.com

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	1.00%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	1.01%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$103	$322	$558	$1,236

70 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Partners SmallCap Growth Fund I
(effective 06/13/2008, this Fund will be known as SmallCap Growth Fund I)

Sub-Advisor(s):	AllianceBernstein L.P. (“AllianceBernstein”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2007, the range was between approximately $0.05 and $8.4 billion)) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

The Sub-Advisor, AllianceBernstein, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales growth and competitive returns on equity relative to their peers. In doing so, AllianceBernstein analyzes such factors as:

•	Earnings growth potential relative to competitors
•	Market share and competitive leadership of the company’s products
•	Quality of management
•	Financial condition (such as debt to equity ratio)
•	Valuation in comparison to a stock’s own historical norms and the stocks of other small-cap companies

AllianceBernstein follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Foreign Securities Risk
•	Exchange Rate Risk
•	Market Segment (Mid Cap and Small Cap) Risk
•	Derivatives Risk
•	Growth Stock Risk
•	Small Company Risk
•	Securities Lending Risk
•	Initial Public Offerings Risk
•	MidCap Stock Risk
•	Underlying Fund Risk

Principal Investors Fund	RISK/RETURN SUMMARY 71
www.principal.com

AllianceBernstein became Sub-Advisor to the Fund on March 29, 2003.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ’01	27.26%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’01	-26.55%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	13.97	17.54	2.56
(after taxes on distributions)(2)	12.16	17.03	2.24
(after taxes on distributions and sale of shares)(2)	10.40	15.40	2.13
Russell 2000 Growth Index(3)	7.05	16.50	4.47
Morningstar Small Growth Category Average	7.59	15.63	4.26

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

72 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	1.10%
Other Expenses	0.02

Total Annual Fund Operating Expenses(1)	1.12%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$114	$356	$617	$1,363

Principal Investors Fund	RISK/RETURN SUMMARY 73
www.principal.com

Partners SmallCap Growth Fund II
(effective 06/13/2008, this Fund will be known as SmallCap Growth Fund II)

Sub-Advisor(s):	UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), Emerald Advisers, Inc. (“Emerald”), and Essex Investment Management Company, LLC (“Essex”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2007, this range was between approximately $0.05 billion and $8.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum, and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.

UBS Global AM may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.

Essex selects stocks of companies that are exhibiting improving business fundamentals and that Essex believes are undervalued relative to each company’s future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Essex’s fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Fund will sell a stock if the business fundamentals demonstrate a significant deterioration, or if the valuation is no longer attractive relative to Essex’s long-term growth expectations.

74 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Principal determines the portion of the Fund’s assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor’s firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Foreign Securities Risk
•	Exchange Rate Risk
•	Derivatives Risk
•	Growth Stock Risk
•	Small Company Risk
•	Securities Lending Risk
•	Market Segment (SmallCap) Risk
•	Initial Public Offerings Risk
•	MidCap Stock Risk

UBS Global AM became the Fund’s Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004. Essex was added as an additional Sub-Advisor on June 30, 2006.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ’01	29.90%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’01	-31.17%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	5.81	14.76	0.67

(after taxes on distributions)(2)	4.74	13.98	0.18
(after taxes on distributions and sale of shares)(2)	4.81	12.88	0.50
Russell 2000 Growth Index(3)	7.05	16.50	4.47
Morningstar Small Growth Category Average	7.59	15.63	4.26

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3) Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Investors Fund	RISK/RETURN SUMMARY 75
www.principal.com

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	0.99%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	1.00%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have changed effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$102	$318	$552	$1,225

76 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Partners SmallCap Growth Fund III
(effective 06/13/2008, this Fund will be known as SmallCap Growth Fund III)

Sub-Advisor(s):	Mazama Capital Management, Inc. (“Mazama”) and Columbus Circle Investors (“CCI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations similar to the companies in the Russell 2500 Growth Index (as of December 31, 2007, the range was between approximately $0.05 billion and $20.6 billion)), at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Mazama manages its allocated portion of the Fund’s portfolio using a bottom-up approach to security selection. The firm utilizes a proprietary model as the framework for security selection and portfolio construction decisions. Mazama’s security selection process begins by screening a universe of over 1,500 companies within the market capitalization range of the securities in the Russell 2500 Growth Index for desirable financial characteristics. Mazama employs a proprietary price/performance model to identify a group of 300 to 400 companies that, in its judgment, may represent attractive investment opportunities. The model takes into account both quantitative and qualitative factors in order to identify companies that meet certain criteria. These factors include: (i) the quality of management and key personnel; (ii) the company’s ability to meet or exceed earnings estimates; (iii) estimated return on equity divided by a company’s forward price-to-earnings ratio; and (iv) estimated earnings growth divided by a company’s forward price-to-earnings ratio. Companies passing the initial screening are further analyzed by Mazama using rigorous fundamental analysis.

Mazama’s determination to sell a security from the Fund’s portfolio is based on either a deterioration in the company’s fundamentals or by a reduction in ranking due to price appreciation which is then reflected in a lower Price/ Performance Model score.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Principal determines the portion of the Fund’s assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor’s firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Principal Investors Fund	RISK/RETURN SUMMARY 77
www.principal.com

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Growth Stock Risk
•	Foreign Securities Risk
•	Market Segment (SmallCap and MidCap) Risk
•	MidCap Stock Risk
•	Small Company Risk
•	Underlying Fund Risk
•	Securities Lending Risk
•	Exchange Rate Risk
•	Initial Public Offerings Risk

Mazama has been the Fund’s Sub-Advisor since June 1, 2004. CCI was added as an additional Sub-Advisor on December 15, 2006.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q1 ’06	11.92%
Lowest return for a quarter during the period of the bar chart above:	Q2 ’06	-11.11%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	Life of Fund
Institutional Class	5.25	10.29
(after taxes on distributions)(2)	3.22	8.34
(after taxes on distributions and sale of shares)(2)	4.36	7.90
Russell 2500 Growth Index(3)	9.69	11.56
Morningstar Small Growth Category Average	7.59	9.92

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

78 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For The Year Ended October 31, 2007
Management Fees	1.10%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	1.11%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Examples
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$113	$353	$612	$1,352

Principal Investors Fund	RISK/RETURN SUMMARY 79
www.principal.com

Partners SmallCap Value Fund
(effective 06/13/2008, this Fund will be known as SmallCap Value Fund III)

Sub-Advisor(s):	Ark Asset Management Co., Inc. (“Ark Asset”) and Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2007, this range was between approximately $0.03 billion and $6.1 billion) or up to $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Ark Asset combines a systematic quantitative approach with traditional fundamental analysis to identify attractive small cap value companies. The firm uses proprietary computer models that incorporate data from several sources to identify securities that provide believes to be favorable investment opportunities. These models include traditional measures of value as well as earning expectations and are combined with a fundamental overlay to determine the relative attractiveness of each security in the research universe. Stocks with the highest overall ranking are considered for inclusion in the Fund’s portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund’s portfolio if a) its quantitative ranking has fallen to the bottom 40% of the research universe and/or it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations; or b) analysis indicates the risk/reward opportunity of a new investment is more favorable. To minimize risk and increase diversification, Ark Asset generally allocates Fund assets among economic sectors to within five percentage points (on an absolute basis) of that economic sector’s percentage weighting in the Russell 2000 Index.

LA Capital employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security’s exposure, and the Model’s expected return for each factor.

The portion of the Fund’s assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Principal determines the portion of the Fund’s assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor’s firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

80 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	MidCap Stock Risk
•	Value Stock Risk
•	Small Company Risk
•	Securities Lending Risk
•	Market Segment (SmallCap) Risk
•	Initial Public Offerings Risk

Ark Asset has been Sub-Advisor to the Fund since its inception on March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	19.42%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-20.90%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	-7.40	13.09	10.00
(after taxes on distributions)(2)	-11.12	11.32	8.62
(after taxes on distributions and sale of shares)(2)	-0.23	11.52	8.74
Russell 2000 Value Index(3)	-9.78	15.80	11.07
Morningstar Small Value Category Average	-6.08	14.58	10.62

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3) Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Investors Fund	RISK/RETURN SUMMARY 81
www.principal.com

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	1.00%
Other Expenses	0.02

Total Annual Fund Operating Expenses(1)	1.02%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$104	$325	$563	$1,248

82 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Partners SmallCap Value Fund I
(effective 06/13/2008, this Fund will be known as SmallCap Value Fund I)

Sub-Advisor(s):	Mellon Capital Management Corporation (“Mellon Capital”) and J.P. Morgan Investment Management, Inc. (“J.P. Morgan”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

Main Strategies and Risks
The Fund invests primarily in a diversified group of equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Value Index (as of December 31, 2007, this range was between approximately $0.03 billion and $6.1 billion)) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. Up to 25 of the Fund’s assets may be invested in foreign securities. The Fund may also purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

J.P. Morgan uses a combination of quantitative and fundamental research, and then implements a disciplined portfolio construction process to build a portfolio. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000® Value Index. J.P. Morgan continuously screens the small company universe to identify those companies that exhibit favorable valuation and momentum factor rankings. J.P. Morgan ranks these companies within economic sectors according to their relative attractiveness. J.P. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.

Under normal market conditions, the portion of the Fund sub-advised by J.P. Morgan will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale.

The portion of the Fund managed by J.P. Morgan seeks to provide full exposure to the equity market by investing in derivative securities such as index futures that reduce the impact of cash positions on performance relative to the benchmark.

In selecting investments for the Fund, Mellon Capital uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.

Rather than using broad economic or market trends, Mellon Capital selects stocks on a company-by-company basis. To ensure ample diversification, the portion of the Fund’s assets managed by Mellon Capital are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives performance.

Since the Fund has a long-term investment perspective, Mellon Capital does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading.

Principal Investors Fund	RISK/RETURN SUMMARY 83
www.principal.com

Principal determines the portion of the Fund’s assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor’s firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Foreign Securities Risk
•	Exchange Rate Risk
•	MidCap Stock Risk
•	Derivatives Risk
•	Value Stock Risk
•	Small Company Risk
•	Underlying Fund Risk
•	Market Segment (SmallCap) Risk
•	Initial Public Offerings Risk
•	Sector Risk
•	Securities Lending Risk

J.P. Morgan has been the Fund’s Sub-Advisor since December 30, 2002. Mellon Capital was added as an additional Sub- Advisor on August 8, 2005.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	23.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 ’07	-7.95%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 year	Life of Fund
Institutional Class (before taxes)	-9.35	16.16	16.32
(after taxes on distributions)(2)	-10.96	14.61	14.76
(after taxes on distributions and sale of shares)(2)	-4.89	13.75	13.89
Russell 2000 Value Index(3)	-9.78	15.80	15.80
Morningstar Small Value Category Average	-6.08	14.80	14.87

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

84 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	1.00%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	1.01%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$103	$322	$558	$1,236

Principal Investors Fund	RISK/RETURN SUMMARY 85
www.principal.com

Partners SmallCap Value Fund II
(effective 06/13/2008, this Fund will be known as SmallCap Value Fund II)

Sub-Advisor(s):	Dimensional Fund Advisors (“Dimensional”) and Vaughan Nelson Investment Management, LP (“Vaughan Nelson”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

Main Strategies and Risks
As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small market capitalization companies. Up to 25% of the Fund’s assets may be invested in foreign securities.

Dimensional invests Fund assets primarily in a diversified group of equity securities of small U.S. companies which Dimensional believes to be value stocks at the time of purchase. As of the date of this Prospectus, Dimensional considers small companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Under Dimensional’s market capitalization guidelines described above, as of December 31, 2007, the market capitalization of a small cap company was defined by the 10% market capitalization guideline, which was $2.46 billion or below. This dollar amount will change due to market conditions. When implementing its strategy, Dimensional will, as of the date of the Prospectus, generally purchase securities of companies that are in the lowest 8% of total market capitalization but may also purchase securities of companies above this range that are considered small cap companies under Dimensional’s market capitalization guidelines.

Dimensional considers a security to be a value stock primarily because the company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.

Dimensional uses a market capitalization weighted approach in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by Dimensional for a variety of factors. Dimensional may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may deviate from market capitalization weighting to limit or fix the exposure of the Fund to a particular issuer to a maximum proportion of the assets of the Fund. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if adjustments will result in a deviation from traditional market capitalization weighting.

Vaughan Nelson considers U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2007, this range was between approximately $0.03 billion and $6.1 billion)) at the time of purchase. Under normal market conditions, the portion of the Fund sub-advised by Vaughan Nelson invests at least 80% of its assets in equity securities of such companies.

Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

•	companies earning a positive economic margin with stable-to-improving returns;
•	companies valued at a discount to their asset value; and
•	companies with an attractive dividend yield and minimal basis risk.

86 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

In selecting investments, Vaughan Nelson generally employs the following strategy:

•	value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
•	Vaughan Nelson starts with an investment universe of 5,000 securities, then, using value-driven screens, creates a research universe of companies with market capitalizations of at least $100 million;
•	uses fundamental analysis to construct a portfolio of securities that Vaughan Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

Principal determines the portion of the Fund’s assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor’s firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Value Stock Risk
•	Foreign Securities Risk
•	Market Segment (SmallCap and MidCap) Risk
•	MidCap Stock Risk
•	Small Company Risk
•	Exchange Rate Risk
•	Equity Securities Risk
•	Initial Public Offerings Risk
•	Derivatives Risk
•	Securities Lending Risk

Dimensional has been the Fund’s Sub-Advisor since June 1, 2004. Vaughan Nelson was added as an additional Sub-Advisor as of October 3, 2005.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q1 ’06	13.94%
Lowest return for a quarter during the period of the bar chart above:	Q4 ’07	-7.56%

Principal Investors Fund	RISK/RETURN SUMMARY 87
www.principal.com

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	Life of Fund
Institutional Class	-8.97	9.58
(after taxes on distributions)(2)	-11.42	7.56
(after taxes on distributions and sale of shares)(2)	-3.52	7.62
Russell 2000 Value Index(3)	-9.78	9.62
Morningstar Small Value Category Average	-6.08	9.04

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	1.00%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	1.01%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$103	$322	$558	$1,236

88 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

SmallCap Blend Fund
(Closed to new investors as of September 1, 2007)

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of December 31, 2007, this range was between approximately $0.03 billion and $8.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

PGI may purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risks
•	Foreign Securities Risk
•	Exchange Rate Risk
•	Small Company Risk
•	Derivatives Risk
•	Growth Stock Risk
•	Active Trading Risk
•	Securities Lending Risk
•	Market Segment (SmallCap) Risk
•	Value Stock Risk
•	Initial Public Offerings Risk

Principal Investors Fund	RISK/RETURN SUMMARY 89
www.principal.com

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	19.83%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-16.14%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	2.00	16.31	10.38
(after taxes on distributions)(2)	0.40	15.25	9.61
(after taxes on distributions and sale of shares)(2)	2.69	14.21	9.00
Russell 2000 Index(3)	-1.57	16.25	8.14
Morningstar Small Blend Category Average	-1.10	15.72	8.97

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expense of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

90 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Annual Fund Operating Expenses
(expense that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	0.75%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	0.76%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$78	$243	$422	$942

Principal Investors Fund	RISK/RETURN SUMMARY 91
www.principal.com

SmallCap Growth Fund

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of December 31, 2007, the range was between approximately $0.05 billion and $8.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The Fund may invest in foreign securities, including securities of companies that are located or do business in emerging markets, and in initial public offerings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Foreign Securities Risk
•	Exchange Rate Risk
•	Underlying Fund Risk
•	Derivatives Risk
•	Growth Stock Risk
•	Active Trading Risk
•	Emerging Market Risk
•	Market Segment (SmallCap) Risk
•	Small Company Risk
•	Initial Public Offerings Risk
•	Securities Lending Risk

92 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q4 ’01	33.67%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’01	-33.10%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	10.10	16.92	3.69
(after taxes on distributions)(2)	9.14	16.15	2.98
(after taxes on distributions and sale of shares)(2)	7.89	14.83	2.95
Russell 2000 Growth Index(3)	7.05	16.50	4.47
Morningstar Small Growth Category Average	7.59	15.63	4.26

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Investors Fund	RISK/RETURN SUMMARY 93
www.principal.com

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	0.75%
Other Expenses	0.01

Total Annual Fund Operating Expenses	0.76%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$78	$243	$422	$942

94 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

SmallCap S&P 600 Index Fund

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style

Main Strategies and Risks
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor’s (“S&P”) SmallCap 600 Index. The Sub-Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2007, the market capitalization range of the Index was between approximately $0.06 billion and $4.9 billion. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of “active” investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P SmallCap 600. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Small Company Risk
•	Market Segment (SmallCap) Risk
•	Derivatives Risk
•	Underlying Fund Risk
•	Securities Lending Risk

NOTE:	“Standard & Poor’s SmallCap 600” and “S&P SmallCap 600” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Principal Investors Fund	RISK/RETURN SUMMARY 95
www.principal.com

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q4 ’01	20.55%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-18.65%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	-0.36	15.77	10.41
(after taxes on distributions)(2)	-1.95	14.87	9.66
(after taxes on distributions and sale of shares)(2)	1.46	13.74	8.96
S&P SmallCap 600 Index(3)	-0.31	16.04	9.71
Morningstar Small Blend Category Average	-1.10	15.72	8.97

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

96 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	0.15%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	0.16%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$16	$52	$90	$205

Principal Investors Fund	RISK/RETURN SUMMARY 97
www.principal.com

SmallCap Value Fund

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2007, this range was between approximately $0.03 billion and $6.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The Fund may invest in initial public offerings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Foreign Securities Risk
•	Exchange Rate Risk
•	Small Company Risk
•	Derivatives Risk
•	Value Stock Risk
•	Active Trading Risk
•	Securities Lending Risk
•	Market Segment (SmallCap) Risk
•	Initial Public Offerings Risk
•	Underlying Fund Risk

98 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	23.22%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-16.10%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	-7.46	15.65	12.95
(after taxes on distributions)(2)	-9.05	13.83	11.33
(after taxes on distributions and sale of shares)(2)	-3.64	12.99	10.66
Russell 2000 Value Index(3)	-9.78	15.80	11.20
Morningstar Small Value Category Average	-6.08	14.58	10.82

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class Shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Investors Fund	RISK/RETURN SUMMARY 99
www.principal.com

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	0.75%

Total Annual Fund Operating Expenses	0.75%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$77	$240	$417	$930

100 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

West Coast Equity Fund

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Fund seeks to provide long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth, as well as the risks of investing in below-investment grade bonds and REIT securities.

Main Strategies and Risks
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in the common stocks of small, medium, and large capitalization West Coast companies. The Sub-Advisor, Edge, defines West Coast companies to include those with: (i) principal executive offices located in the region, which includes Alaska, California, Oregon and Washington; (ii) over 50% of their work force employed in the region; or (iii) over 50% of their sales within the region. While no individual fund is intended as a complete investment program, this is particularly true of the West Coast Equity Fund which could be adversely impacted by economic trends within this four-state area.

The Fund may invest up to 20% of its assets in both (“REIT”) securities and below-investment-grade fixed- income securities (sometimes called “junk bonds”). The Fund may also invest up to 25% of its net assets in U.S. dollar denominated securities of foreign issuers.

In selecting investments for the Fund, Edge selects equity securities based upon rigorous fundamental analysis that assesses the quality of each company’s business, earnings growth potential, and stock valuation. Edge seeks to invest in good businesses that are well-managed, hold competitive advantages and that generate high returns on invested capital. Also taken into consideration is the industry in which a company operates, its position in the marketplace and the barriers to entry to prevent further competition. Edge seeks to buy companies at attractive prices compared to their business value.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Geographic Concentration Risk
•	High Yield Securities Risk
•	Prepayment Risk
•	Exchange Rate Risk
•	Real Estate Securities Risk
•	Small Company Risk
•	Securities Lending Risk
•	Foreign Securities Risk
•	MidCap Stock Risk
•	Underlying Fund Risk

Principal Investors Fund	RISK/RETURN SUMMARY 101
www.principal.com

Edge has provided investment advice to the Fund since the Fund’s inception.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q4 ’98	45.26%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’01	-25.10%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	10 Year

Institutional Class (before taxes)	8.85	16.39	12.75
(after taxes on distributions)(2)	7.63	15.85	11.51
(after taxes on distributions and sale of shares)(2)	7.42	14.43	10.83
Russell 3000 Index(3)	5.14	13.63	6.22
Morningstar Mid-Cap Blend Category Average	4.85	15.64	8.98

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 24,1986.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	0.48%
Other Expenses	0.01

Total Annual Fund Operating Expenses	0.49%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$50	$157	$274	$616

102 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Diversified International Fund

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of companies that meet all of the following criteria:

•	the company’s principal place of business or principal office is outside the U.S.;

•	the company’s principal securities trading market is outside the U.S.; and

•	the company, regardless of where its securities are traded, derives 50% or more of its total revenue from either goods or services produced or sales made outside the U.S.
Primary consideration is given to securities of corporations of Western Europe, Canada, Australia, New Zealand, and the Pacific Islands. Changes in investments are made as prospects change for particular countries, industries or companies. The Fund may invest in smaller capitalization companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its net assets (plus any borrowings for investment purposes) invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

In choosing investments for the Fund, PGI pays particular attention to the long-term earnings prospects of the various companies under consideration. PGI then weighs those prospects relative to the price of the security.

The Fund may actively trade securities in an attempt to achieve its investment objective. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Foreign Securities Risk
•	Small Company Risk
•	Derivatives Risk
•	Exchange Rate Risk
•	Securities Lending Risk

•	Market Segment (LargeCap) Risk

•	Active Trading Risk

•	Underlying Fund Risk

Principal Investors Fund	RISK/RETURN SUMMARY 103
www.principal.com

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q4 ’03	17.71%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-18.68%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	15.69	24.12	9.76
(after taxes on distributions)(2)	12.88	22.75	8.83
(after taxes on distributions and sale of shares)(2)	12.87	21.20	8.33
Citigroup BMI Global ex-US Index(3)	16.70	25.36	11.73
MSCI ACWI Ex-US Index(3)(4)	16.65	24.00	10.43
Morningstar Foreign Large Blend Category Average	12.71	20.31	7.50

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
(4)	This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

104 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.87%
Other Expenses	0.04

Total Annual Fund Operating Expenses	0.91%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$93	$290	$504	$1,120

Principal Investors Fund	RISK/RETURN SUMMARY 105
www.principal.com

Global Real Estate Securities Fund

Sub-Advisor(s):	Principal Real Estate Investors, LLC (“Principal - REI”)

Objective:	The Fund seeds to generate a total return.

Investor Profile:	The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry (“real estate companies”). For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Other real estate companies include those whose products and services relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund may invest in smaller capitalization companies.

Real estate investment trusts (“REITs”) are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs, are characterized as:

•	Equity REITs, which primarily own property and generate revenue from rental income;
•	Mortgage REITs, which invest in real estate mortgages; and
•	Hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund may invest a significant percentage of its portfolio in REITs and foreign REIT-like entitles.

The Fund is “non-diversified” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

The Fund has no limitation on the percentage of assets that are invested in any one country of denominated in any one currency. The Fund will typically have investments located in a number of different countries, which may include the U.S. The Fund may invest in companies located in countries with emerging securities markets.

The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and other purposes. The Fund may also enter into currency forwards or futures contracts and related options for the purpose of currency hedging and other purposes.

The Fund is actively managed against the FTSE-EPRA-NAREIT Global Real Estate Securities Index.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Foreign Securities Risk
•	Sector Risk
•	Prepayment Risk
•	Derivatives Risk
•	Exchange Rate Risk
•	Non-Diversification Risk
•	Small Company Risk
•	Real Estate Securities Risk
•	Active Trading Risk
•	Securities Lending Risk

Principal-REI has been the Fund’s Sub-Advisor since the Fund’s inception.

106 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2007	Life of Fund
Institutional	-12.16
(after taxes on distributions)(2)	-12.49
(after taxes on distributions and sale of shares)(2)	-7.90
FTSE-EPRA-NAREIT Global Real Estate Securities Index(3)	-11.93
Morningstar Specialty — Real Estate Category Average	-12.14

(1)	Institutional Class shares commenced operations on October 1, 2007.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangement such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary — Investment Results.”

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
Estimated For the Period ended October 31, 2007	Class
Management Fees	0.90%
Other Expenses	0.61

Total Annual Fund Operating Expenses	1.51%
Expense Reimbursement(1)	0.56

Net Expenses	0.95%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$97	$413	$762	$1,746

Principal Investors Fund	RISK/RETURN SUMMARY 107
www.principal.com

International Emerging Markets Fund

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. Under normal conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) are invested in emerging market country equity securities. For this Fund, the term “emerging market country” means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. PGI focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark. The Fund may invest assets in smaller or mid capitalization companies.

The Fund invests in securities of companies that meet all of the following criteria:

•	the company’s principal place of business or principal office is emerging market countries;
•	the company’s principal securities trading market is an emerging market country; and
•	the company, regardless of where its securities are traded, derives 50% or more of its total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may actively trade securities in an attempt to achieve its investment objective.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Foreign Securities Risk
•	Market Segment (Small and MidCap) Risk
•	Derivatives Risk
•	Exchange Rate Risk
•	Emerging Market Risk
•	Securities Lending Risk
•	Small Company Risk
•	Active Trading Risk
•	Underlying Fund Risk

108 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q4 ’01	26.86%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’01	-23.81%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	41.85	39.22	24.28
(after taxes on distributions)(2)	35.28	36.30	22.36
(after taxes on distributions and sale of shares)(2)	28.89	33.95	20.94
MSCI Emerging Markets Free Index-NDTR(3)	39.39	37.00	23.62
Morningstar Diversified Emerging Markets Category Average	36.68	35.18	22.27

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Investors Fund	RISK/RETURN SUMMARY 109
www.principal.com

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) a Percentage of Average Daily Net Assets

For The Period Ended October 31, 2007
Management Fees	1.19%
Other Expenses	0.10

Total Annual Fund Operating Expenses(1)	1.29%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$131	$409	$708	$1,556

110 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

International Growth Fund

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. The Fund invests in securities of companies that meet all of the following criteria:

•	the company’s principal place of business or principal offices outside the U.S.;
•	the company’s principal securities trading market is outside the U.S.; and
•	the company, regardless of where its securities are traded, that derives 50% or more of its total revenue from either goods or services produced or sales made outside the U.S.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Foreign Securities Risk
•	Small Company Risk
•	Derivatives Risk
•	Exchange Rate Risk
•	Growth Stock Risk

•	Market Segment (LargeCap) Risk

•	Underlying Fund Risk
•	Securities Lending Risk

PGI became the Sub-Advisor to the Fund on November 1, 2002.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	18.41%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-21.38%

Principal Investors Fund	RISK/RETURN SUMMARY 111
www.principal.com

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	12.50	23.90	9.71
(after taxes on distributions)(2)	10.46	21.89	8.37
(after taxes on distributions and sale of shares)(2)	9.76	20.47	7.95
CITI World Ex-US BMI Growth Index(3)	13.39	22.06	7.42
MSCI World Ex-US Growth Index(3)(4)	18.03	20.59	6.99
Morningstar Foreign Large Growth Category Average	16.26	20.90	6.64

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
(4)	This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.97%
Other Expenses	0.03

Total Annual Fund Operating Expenses(1)	1.00%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$102	$318	$552	$1,225

112 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Partners Global Equity Fund
(effective 06/13/2008, this Fund will be known as Global Equity Fund I)

Sub-Advisor(s):	J.P. Morgan Investment Management, Inc. (“J.P. Morgan”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking growth of capital who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks
The Fund invests, under normal circumstances, at least 80% of the value of its assets in equity securities of large market capitalizations (those companies with market capitalizations greater than $5 billion, similar to companies in the MSCI World Index) at the time of purchase. The Fund invests in a diversified portfolio of equity securities of companies located or operating in developed countries and emerging markets of the world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.

The Sub-Advisor, J.P. Morgan, selects companies on the basis of fundamental, thematic and quantitative analysis. The analysis is performed by:

•	the locally based regional specialists who provide local market insights, including an assessment of:

•	Business characteristics: recurring demand for product and identifiable competitive advantage;
•	Financial characteristics: cash flow generation and improving returns on capital;
•	Management factors: focus on shareholder return and long-term strategic planning; and
•	Valuation: earnings and return based.

•	the global sector specialists who provide global industry insights and build upon the local market analysis by seeking to determine which are the best stock ideas in each industry globally; and
•	the portfolio construction team which captures the analysis done by the local and global teams and constructs a portfolio.

The Sub-Advisor may sell a stock for the following reasons:

•	the global sector specialist downgrades a company (e.g. relative outperformance leads to a less attractive valuation); or
•	portfolio construction issues in terms of stock, sector or country weightings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Small Company Risk
•	Foreign Securities Risk

•	Market Segment (LargeCap) Risk

•	Derivatives Risk
•	Exchange Rate Risk
•	Securities Lending Risk
•	Emerging Markets Risk
•	MidCap Stock Risk

J.P. Morgan has been the Fund’s Sub-Advisor since March 1, 2005.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Principal Investors Fund	RISK/RETURN SUMMARY 113
www.principal.com

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ’06	7.87%
Lowest return for a quarter during the period of the bar chart above:	Q4 ’07	-1.77%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	Life of Fund
Institutional Class	5.78	11.24
(after taxes on distributions)(2)	4.18	10.42
(after taxes on distributions and sale of shares)(2)	5.56	9.64
MSCI World Index-ND(3)	9.04	13.77
Morningstar World Stock Category Average	11.28	14.57

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2005).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.95%
Other Expenses	0.11

Total Annual Fund Operating Expenses(1)	1.06%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Examples
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$108	$337	$585	$1,294

114 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Partners International Fund
(effective 06/13/2008, this Fund will be known as International Fund I)

Sub-Advisor(s):	Pyramis Global Advisors, LLC (“Pyramis”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks
The Sub-Advisor, Pyramis, normally invests the Fund’s assets primarily in non-U.S. securities. Pyramis normally invests the Fund’s assets primarily in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the MSCI EAFE (Europe, Australia, Far East) Index - ND (as of December 31, 2007 this range was between approximately $326 million and $460 billion)) at the time of purchase. Pyramis normally diversifies the Fund’s investments across different countries and regions. In allocating the investments across countries and regions, Pyramis will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the Fund, Pyramis relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, Pyramis invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

Pyramis may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. If Pyramis’s strategies do not work as intended, the Fund may not achieve its objective.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Small Company Risk
•	Foreign Securities Risk
•	Market Segment (Small Cap and Mid Cap) Risk
•	Derivatives Risk
•	Exchange Rate Risk
•	Securities Lending Risk
•	Underlying Fund Risk
•	Mid Cap Stock Risk

Principal Investors Fund	RISK/RETURN SUMMARY 115
www.principal.com

Pyramis has been the Fund’s Sub-Advisor since December 29, 2003.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ’04	14.66%
Lowest return for a quarter during the period of the bar chart above:	Q2 ’05	-0.42%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	Life of Fund
Institutional Class	15.25	18.95
(after taxes on distributions)(2)	12.79	17.63
(after taxes on distributions and sale of shares)(2)	11.75	16.22
MSCI EAFE (Europe, Australia, Far East) Index - ND(3)	11.17	17.67
Morningstar Foreign Large Blend Category Average	12.71	17.36

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	1.08%
Other Expenses	0.04

Total Annual Fund Operating Expenses(1)	1.12%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$114	$356	$617	$1,363

116 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Real Estate Securities Fund

Sub-Advisor(s):	Principal Real Estate Investors, LLC (“Principal-REI”)

Objective:	The Fund seeks to generate a total return.

Investor Profile:	The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest in smaller capitalization companies.

Real estate investment trusts (“REITs”) are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:

•	equity REITs, which primarily own property and generate revenue from rental income;
•	mortgage REITs, which invest in real estate mortgages; and
•	hybrid REITs, which combine the characteristics of both equity and mortgage REITs.
In selecting securities for the Fund, the Sub-Advisor, Principal-REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies. The Fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk
•	Foreign Securities Risk
•	Sector Risk
•	Prepayment Risk
•	Derivatives Risk
•	Exchange Rate Risk
•	Underlying Fund Risk
•	Non-Diversification Risk
•	Small Company Risk
•	Real Estate Securities Risk
•	Active Trading Risk
•	Securities Lending Risk

Principal Investors Fund	RISK/RETURN SUMMARY 117
www.principal.com

Principal-REI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q4 ’04	17.53%
Lowest return for a quarter during the period of the bar chart above:	Q4 ’07	-11.61%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class (before taxes)	-17.49	19.29	16.40
(after taxes on distributions)(2)	-21.07	16.95	14.31
(after taxes on distributions and sale of shares)(2)	-7.07	16.51	13.89
MSCI US REIT Index(3)	-16.82	17.91	15.03
Morningstar Specialty-Real Estate Category Average	-14.66	17.70	14.99

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class Shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	0.83%

Total Annual Fund Operating Expenses	0.83%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$85	$265	$460	$1,025

118 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Principal LifeTime Funds

Principal Investors Fund, Inc. offers Funds that are designed to meet the needs of an investor who wants an investment option that is suited to the investor’s particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk-averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Funds to align, over time, underlying investments with the changing risk tolerance of the investor. These Funds are sometime referred as “target date funds.” The target date Funds offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, and Principal LifeTime Strategic Income (the “Principal LifeTime Funds”).

Objective:	The investment objective of each of the Principal LifeTime 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 and 2055 Funds is to seek a total return consisting of long-term growth of capital and current income.

The investment objective of the Principal LifeTime Strategic Income Fund is to seek current income.

Main Strategies and Risks
To pursue its goal, each Principal LifeTime Fund invests in other Principal Funds (the “underlying funds”) that Principal and Principal Global Investors, LLC (“PGI”), the Fund’s Sub-Advisor, consider appropriate based on the remaining time horizon of a particular Principal LifeTime Fund and the expected risk tolerance of those investors who have chosen that time horizon. Each of the Principal LifeTime Funds may invest in any of the Institutional Class shares of the equity funds or fixed-income funds of Principal Investors Fund, at the Sub-Advisor’s discretion. The underlying funds provide each Fund with exposure to a broad range of asset classes, including domestic and foreign equity and fixed-income securities. In the case of Principal LifeTime Strategic Income Fund, most of the Fund’s assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing securities through their investments in fixed-income securities, “hybrid” securities (such as real estate securities and preferred securities, which may produce current income as well as capital gains) and dividend generating domestic and foreign stocks.

Both Principal and PGI provide investment advisory services to the Principal LifeTime Funds. Principal has hired PGI to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for each Principal LifeTime Fund. PGI is also responsible for employing an active rebalancing strategy which is designed to identify asset classes that appear attractive or unattractive over the short term.

After PGI sets the percentage of Fund assets to be allocated to a particular asset class, Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of a Fund or market forces or Fund circumstances which indicate that changes in allocations may be appropriate. Principal may, at any time, add, remove, or substitute underlying funds in which a Principal LifeTime Fund invests.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. In addition, qualitative factors such as organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading, and compliance systems of the underlying fund’s Sub-Advisor are also evaluated. There are no minimum or maximum percentages of assets that a Principal LifeTime Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund’s appropriate benchmark and peer group.

Over time, PGI intends to gradually shift the asset allocation targets of each Principal LifeTime Fund (other than the Principal LifeTime Strategic Income Fund) to accommodate investors progressing from asset accumulation years to income-generation years. It is expected that, within 10 to 15 years after its target year, a Principal LifeTime Fund’s underlying fund allocation will match that of the Principal LifeTime Strategic Income Fund. At that time the Principal LifeTime Fund may be combined with the Principal LifeTime Strategic Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.

Principal Investors Fund	RISK/RETURN SUMMARY 119
www.principal.com

There can be no assurance that any Principal LifeTime Fund will achieve its investment objective. The net asset value of each of the Principal LifeTime Fund’s shares is affected by changes in the value of the securities it owns. The Fund’s performance is directly related to the performance of the underlying funds. The ability of each Principal LifeTime Fund to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.

The broad diversification of each Principal LifeTime Fund is designed to cushion severe losses in any one investment sector and moderate the Fund’s overall price swings. However, the Fund’s share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of a Principal LifeTime Fund’s assets rise or fall, the Fund’s share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Each Principal LifeTime Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in stocks, the greater the potential exposure to the following risks (as defined in Appendix A):

•	Equity Securities Risk
•	Derivatives Risk
•	Active Trading Risk
•	Growth Stock Risk
•	Market Segment (LargeCap) Risk
•	Underlying Fund Risk
•	Value Stock Risk
•	Exchange Rate Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in bonds or other forms of fixed-income securities, the greater the potential exposure to the following risks (as defined in Appendix A):

•	Fixed-Income Risk
•	U.S. Government Sponsored Securities Risk
•	Municipal Securities Risk
•	High Yield Securities Risk
•	Portfolio Duration Risk
•	U.S. Government Securities Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest in foreign investments, the greater the potential exposure to the following risks (as defined in Appendix A):

•	Foreign Securities Risk
•	Market Segment Risk
•	Exchange Rate Risk
•	Derivatives Risk
•	Small Company Risk

Each Principal LifeTime Fund is also subject to the following risks:

Securities Lending Risk (as defined in Appendix A).

Payment In Kind Liquidity Risk. Under certain circumstances, an underlying fund may determine to pay a redemption request by a Principal LifeTime Fund wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Principal LifeTime Funds may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

Conflict of Interest Risk. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Principal LifeTime Funds serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Principal LifeTime Funds and the underlying funds. Because Principal and its affiliated companies earn different fees from the underlying funds in which the Principal LifeTime Funds invest, there may be a conflict between the interests of the Principal LifeTime Funds and the economic interests of Principal and its affiliates.

120 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

PGI has provided investment advice to each Principal LifeTime Fund since its inception.

As of October 31, 2007, each Principal LifeTime Fund’s assets were allocated among the underlying funds as identified in the table below. The allocations for the Principal LifeTime 2015, Principal LifeTime 2025, Principal LifeTime 2035, Principal LifeTime 2045, and Principal LifeTime 2055 Funds because they did not commence operations until February 29, 2008 are estimated.

											Principal
	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2015	2020	2025	2030	2035	2040	2045	2050	2055	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Bond & Mortgage Securities Fund	25.62%	23.00%	18.78%	15.20%	10.32%	7.90%	4.65%	3.20%	1.90%	2.10%	42.84%
Disciplined LargeCap Blend Fund	9.41	8.37	11.37	10.21	12.37	11.60	12.57	12.49	12.45	12.70	3.78
High Yield Fund	2.01	4.70	2.86	5.00	3.29	5.00%	3.56	5.00	3.65	4.90	—
High Yield Fund II	0.65	—	0.83	—	0.91	—	0.95	—	1.00	—	—
Inflation Protection Fund	3.40	1.50	—	—	—	—	—	—	—	—	13.00
International Emerging Markets Fund	2.93	2.80	3.94	3.50	4.52	3.90	5.07	4.20	5.10	4.00	—
International Growth Fund	9.13	9.31	11.60	11.35	13.31	12.86	14.34	13.84	15.10	14.30	4.14
LargeCap Growth Fund	4.28	4.35	5.14	5.30	6.21	6.03	6.74	6.49	7.26	6.60	2.02
LargeCap Value Fund	2.54	3.16	3.09	3.86	3.79	4.39	4.24	4.72	4.46	4.80	1.55
Partners International Fund	5.16	4.88	6.23	5.95	7.17	6.75	7.82	7.26	7.86	7.50	2.48
Partners LargeCap Blend Fund I	4.94	4.42	5.78	5.38	6.25	6.12	6.61	6.59	6.51	6.70	2.33
Partners LargeCap Growth Fund I	4.26	5.14	5.65	6.27	6.50	7.13	7.65	7.67	7.97	7.80	1.64
Partners LargeCap Value Fund	2.47	3.17	3.15	3.86	3.57	4.39	4.20	4.72	4.40	4.80	1.67
Partners LargeCap Value Fund I	2.57	3.17	3.24	3.86	3.83	4.39	4.26	4.72	4.65	4.80	—
Partners MidCap Growth Fund	—	1.19	1.43	1.45	1.76	1.64	1.84	1.77	1.96	1.80	—
Partners MidCap Value Fund I	—	1.19	1.12	1.45	1.51	1.64	1.59	1.77	1.68	1.80	—
Partners SmallCap Growth Fund I	—	1.19	—	1.45	1.16	1.64	1.49	1.77	1.88	1.80	—
Partners SmallCap Growth Fund III	1.55	1.19	1.92	1.45	1.62	1.64	1.69	1.77	1.77	1.80	—
Partners SmallCap Value Fund I	—	1.19	—	1.45	0.96	1.64	1.30	1.77	1.64	1.80	—
Preferred Securities Fund	6.21	6.30	5.22	5.30	4.23	4.30	3.23	3.30	2.67	3.00	6.59
Real Estate Securities Fund	5.82	6.30	4.81	5.30	3.93	4.30	3.38	4.00	3.40	4.00	4.36
SmallCap S&P 600 Index Fund	2.37	0.79	2.11	0.96	1.32	1.10	1.29	1.18	1.09	1.20	1.65
SmallCap Value Fund	1.40	1.19	1.73	1.45	1.47	1.64	1.53	1.77	1.60	1.80	—
Ultra Short Bond Fund	3.28	1.50	—	—	—	—	—	—	—	—	11.95

Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Historical Performance
The following bar charts and tables show the historical investment performance of each Principal LifeTime Fund. The bar chart for each Fund shows how the Fund’s total return has varied year-by-year, and the table for the Fund shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Fund. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Each Fund’s investment return is net of the operating expenses of each of the underlying funds.

Principal Investors Fund	RISK/RETURN SUMMARY 121
www.principal.com

Principal LifeTime 2010 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	8.72%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-5.44%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	3.61	10.22	6.82
(after taxes on distributions)(2)	2.13	9.20	5.90
(after taxes on distributions and sale of shares)(2)	2.80	8.38	5.43
S&P 500 Index(3)	5.49	12.83	4.31
Lehman Brothers Aggregate Bond Index(3)	6.97	4.42	5.57
MSCI EAFE (Europe, Australia, Far East) Index — NDTR-D(3)	11.17	21.59	9.83
Russell 3000 Index(3)(4)	5.14	13.63	5.05
Principal LifeTime 2010 Blended Index(3)(5)	6.95	9.77	6.15
Morningstar Target-Date 2000-2014 Category Average	5.22	7.33	5.05

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(5)	The weightings for this blended index as of March 31, 2007, were 41.9% Russell 3000 Index, 15.1% MSCI EAFE NDTR-D Index, and 43.0% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 40.9% Russell 3000 Index, 14.6% MSCI EAFE NDTR-D Index, and 44.5% Lehman Brothers Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

122 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Principal LifeTime 2015 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
Class(1)
Management Fees	0.1225%
Other Expenses	0.0200%

Total Gross Operating Expenses	0.1425%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7000%

Total Annual Operating Expenses	0.8425%

(1)	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ended February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expense) (expressed as a percentage of average net assets on an annualized basis) not to exceed 0.1725%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Institutional Class	$86	$269

Principal Investors Fund	RISK/RETURN SUMMARY 123
www.principal.com

Principal LifeTime 2020 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	10.34%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-7.56%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	5.25	12.06	7.64
(after taxes on distributions)(2)	3.86	11.06	6.77
(after taxes on distributions and sale of shares)(2)	3.94	10.04	6.19
S&P 500 Index(3)	5.49	12.83	4.31
Lehman Brothers Aggregate Bond Index(3)	6.97	4.42	5.57
MSCI EAFE (Europe, Australia, Far East) Index — NDTR-D(3)	11.17	21.59	9.83
Russell 3000 Index(3)(4)	5.14	13.63	5.05
Principal LifeTime 2020 Blended Index(3)(5)	6.92	11.31	6.63
Morningstar Target-Date 2015-2029 Category Average	6.05	10.44	5.80

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(5)	The weightings for this blended index as of March 31, 2007, were 51.1% Russell 3000 Index, 19.4% MSCI EAFE NDTR-D Index, and 30.5% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 50.4% Russell 3000 Index, 19.1% MSCI EAFE NDTR-D Index, and 30.5% Lehman Brothers Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

124 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Principal LifeTime 2025 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
Class(1)
Management Fees	0.1225%
Other Expenses	0.0100%

Total Gross Operating Expenses	0.1325%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7400%

Total Annual Operating Expenses	0.8725%

(1)	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ended February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expense) (expressed as a percentage of average net assets on an annualized basis) not to exceed 0.1725%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Institutional Class	$89	$278

Principal Investors Fund	RISK/RETURN SUMMARY 125
www.principal.com

Principal LifeTime 2030 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	11.44%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-9.97%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	6.25	13.06	7.67
(after taxes on distributions)(2)	4.86	12.10	6.84
(after taxes on distributions and sale of shares)(2)	4.64	10.98	6.26
S&P 500 Index(3)	5.49	12.83	4.31
Lehman Brothers Aggregate Bond Index(3)	6.97	4.42	5.57
MSCI EAFE (Europe, Australia, Far East) Index — NDTR-D(3)	11.17	21.59	9.83
Russell 3000 Index(3)(4)	5.14	13.63	5.05
Principal LifeTime 2030 Blended Index(3)(5)	6.86	12.24	6.75
Morningstar Target-Date 2030+ Category Average	6.54	12.61	6.03

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001)

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(5)	The weightings for this blended index as of March 31, 2007, were 57.3% Russell 3000 Index, 22.5% MSCI EAFE NDTR-D Index, and 20.2% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 56.7% Russell 3000 Index, 22.3% MSCI EAFE NDTR-D Index, and 21.0% Lehman Brothers Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

126 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Principal LifeTime 2035 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated for the year ended October 31, 2008
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
Class(1)
Management Fees	0.1225%
Other Expenses	0.0200%

Total Gross Operating Expenses	0.1425%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7500%

Total Annual Operating Expenses	0.8925%

(1)	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ended February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expense) (expressed as a percentage of average net assets on an annualized basis) not to exceed 0.1725%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Institutional Class	$91	$285

Principal Investors Fund	RISK/RETURN SUMMARY 127
www.principal.com

Principal LifeTime 2040 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	12.49%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-12.08%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	6.97	13.61	7.90
(after taxes on distributions)(2)	5.66	12.76	7.15
(after taxes on distributions and sale of shares)(2)	5.14	11.55	6.51
S&P 500 Index(3)	5.49	12.83	4.31
Lehman Brothers Aggregate Bond Index(3)	6.97	4.42	5.57
MSCI EAFE (Europe, Australia, Far East) Index — NDTR-D(3)	11.17	21.59	9.83
Russell 3000 Index(3)(4)	5.14	13.63	5.05
Principal LifeTime 2040 Blended Index(3)(5)	6.79	13.12	6.89
Morningstar Target-Date 2030+ Category Average	6.54	12.61	6.03

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(5)	The weightings for this blended index as of March 31, 2007, were 61.8% Russell 3000 Index, 24.7% MSCI EAFE NDTR-D Index, and 13.5% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 61.4% Russell 3000 Index, 24.6% MSCI EAFE NDTR-D Index, and 14.0% Lehman Brothers Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

128 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Principal LifeTime 2045 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
Class(1)
Management Fees	0.1225%
Other Expenses	0.0400%

Total Gross Operating Expenses	0.1625%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7700%

Total Annual Operating Expenses	0.9325%

(1)	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ended February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expense) (expressed as a percentage of average net assets on an annualized basis) not to exceed 0.1725%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Institutional Class	$95	$297

Principal Investors Fund	RISK/RETURN SUMMARY 129
www.principal.com

Principal LifeTime 2050 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	13.63%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-14.68%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	7.13	14.27	7.34
(after taxes on distributions)(2)	5.75	13.47	6.64
(after taxes on distributions and sale of shares)(2)	5.33	12.20	6.06
S&P 500 Index(3)	5.49	12.83	4.31
Lehman Brothers Aggregate Bond Index(3)	6.97	4.42	5.57
MSCI EAFE (Europe, Australia, Far East) Index — NDTR-D(3)	11.17	21.59	9.83
Russell 3000 Index(3)(4)	5.14	13.63	5.05
Principal LifeTime 2050 Blended Index(3)(5)	6.80	14.08	6.99
Morningstar Target-Date 2030+ Category Average	6.54	12.61	6.03

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(5)	The weightings for this blended index as of March 31, 2007, were 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Lehman Brothers Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

130 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Principal LifeTime 2055 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
Class(1)
Management Fees	0.1225%
Other Expenses	0.1400%

Total Gross Operating Expenses	0.2625%
Fee Reduction and/or Expense Reimbursement at Principal LifeTime Fund Level(1)	0.0900%

Net Expenses	0.1725%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7700%

Total Annual Fund Operating Expenses	0.9425%

(1)	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ended February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expense) (expressed as a percentage of average net assets on an annualized basis) not to exceed 0.1725%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Institutional Class	$96	$300

Principal Investors Fund	RISK/RETURN SUMMARY 131
www.principal.com

Principal LifeTime Strategic Income Fund

Principal Investment Strategies
The Fund invests in underlying fixed-income funds, but also invests in underlying equity and hybrid funds according to an asset allocation strategy designed for investors seeking current income from their investment.

Performance
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	7.04%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-3.33%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	1.73	8.16	5.91
(after taxes on distributions)(2)	−0.02	6.95	4.86
(after taxes on distributions and sale of shares)(2)	1.44	6.42	4.53
S&P 500 Index(3)	5.49	12.83	4.31
Lehman Brothers Aggregate Bond Index(3)	6.97	4.42	5.57
MSCI EAFE (Europe, Australia, Far East) Index — NDTR-D(3)	11.17	21.59	9.83
Russell 3000 Index(3)(4)	5.14	13.63	5.05
Principal LifeTime Strategic Income Blended Index(3)(5)	7.06	8.37	5.78
Morningstar Target-Date 2000-2014 Category Average	5.22	7.33	5.05

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(5)	The weightings for this blended index as of March 31, 2007, were 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Lehman Brothers Aggregate Bond Index.
For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

132 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Fees and Expenses of the Principal LifeTime Funds
The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the Institutional Class shares of the Principal LifeTime Funds during the fiscal year ended October 31, 2007. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Principal LifeTime Funds through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2007.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets*

Institutional Class Shares
							Principal
	Principal	Principal	Principal	Principal	Principal		LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime		Strategic
	2010	2020	2030	2040	2050		Income
For The Year Ended October 31, 2007	Fund	Fund	Fund	Fund	Fund		Fund
Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%		0.1225%
Other Expenses	0.0000	0.0000	0.0000	0.0000	0.0100		0.0100

Total Gross Operating Fees and Expenses	0.1225%	0.1225%	0.1225%	0.1225%	0.1325	%(1)	0.1325	%(1)
Acquired Fund (Underlying Fund) Operating Expenses	0.6500	0.7000	0.7300	0.7500	0.7600		0.5500

Total Annual Fund Operating Expenses	0.7725%	0.8225%	0.8525%	0.8725%	0.8925%		0.6825%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Class Shares
	Number of years you own your shares
	1	3	5	10
Principal LifeTime 2010 Fund	$79	$247	$429	$957
Principal LifeTime 2020 Fund	84	263	456	1,016
Principal LifeTime 2030 Fund	87	272	473	1,052
Principal LifeTime 2040 Fund	89	278	484	1,075
Principal LifeTime 2050 Fund	91	285	494	1,099
Principal LifeTime Strategic Income Fund	70	218	380	850

Principal Investors Fund	RISK/RETURN SUMMARY 133
www.principal.com

Strategic Asset Management (“SAM”) Portfolios

Principal Investors Fund provides a broad selection of investment choices, including asset allocation strategies available through the Flexible Income, Conservative Balanced, Balanced, Conservative Growth, and Strategic Growth Portfolios (each a “Portfolio,” collectively the “Portfolios”). The SAM Portfolios currently offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Portfolios are designed for long-term investors seeking total return or long-term capital appreciation. The SAM Portfolios invest principally in Institutional Class shares of the Equity Funds and Fixed-Income Funds (as identified in the Table of Contents) below and the Money Market Fund (“Underlying Funds”). Each of the SAM Portfolios may invest in any of the Institutional Class shares of the equity funds or fixed-income funds of Principal Investors Fund, at the Sub-Advisor’s discretion. Each of the Underlying Funds is a series of Principal Investors Fund. The Sub-Advisor for the Portfolios is Edge Asset Management, Inc. (“Edge”).

Main Strategies for the Portfolios
In pursuing its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Underlying Funds described in this prospectus. The Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each Underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio’s investments in those market segments and their corresponding Underlying Funds. Edge may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective, Edge’s outlook for the economy and the financial markets, and the relative market valuations of the Underlying Funds.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short-term instruments:

•	short-term securities issued by the U.S. government, its agencies, instrumentalities, authorities, or political subdivisions;
•	other short-term fixed-income securities rated A or higher by Moody’s Investors Services, Inc. (“Moody’s”), Fitch Ratings (“Fitch”), or Standard & Poor’s (“S&P”) or, if unrated, of comparable quality in the opinion of Edge;
•	commercial paper, including master notes;
•	bank obligations, including negotiable certificates of deposit, time deposits, and bankers’ acceptances; and
•	repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations, or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody’s or the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s or A-1 by S&P or equivalent ratings by Fitch; if no such ratings are available, the investment must be of comparable quality in the opinion of Edge. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with Edge’s current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio’s total assets. A Portfolio may also use futures contracts and options for bona fide hedging purposes. Futures contracts and options may also be used to reallocate the Portfolio’s assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index.

134 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

The principal investment strategies for each Portfolio are further described below in the description of each of the Portfolios, but there are some general principles Edge applies in making investment decisions. When making decisions about how to allocate a Portfolio’s assets, Edge will generally consider, among other things, the following factors:

Federal Reserve monetary policy	Government budget deficits	State and federal fiscal policies
Consumer debt	Tax policy	Trade pacts
Corporate profits	Demographic trends	Interest rate changes
Governmental elections	Mortgage demand	Business confidence
Employment trends	Business spending	Geopolitical risks
Consumer spending	Inflationary pressures	Wage and payroll trends
Currency flows	Housing trends	Investment flows
Commodity prices	GDP growth	Import prices
Yield spreads	Historical financial market returns	Factory capacity utilization
Stock market volume	Inventories	Market capitalization relative values
Capital goods expenditures	Investor psychology	Productivity growth
Historical asset class returns	Technology trends	Asset class correlations
Cyclical and secular economic trends	Risk/return characteristics	Business activity
Volatility analysis	Stock valuations	Performance attribution by allocation and sector
Consumer confidence

Main Risks
There can be no assurance that any Portfolio will achieve its investment objective. The net asset value of each Portfolio’s shares is affected by changes in the value of the shares of the Underlying Funds it owns. Each Portfolio’s investments are invested in the Underlying Funds and, as a result, the Portfolio’s performance is directly related to their performance. A Portfolio’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives.

Each Portfolio’s broad diversification is designed to help cushion severe losses in any one investment sector and moderate the Portfolio’s overall price swings. However, the Portfolio’s share price will fluctuate as the prices of the Underlying Funds rise or fall with changing market conditions.

Each Portfolio is subject to the particular risks of the Underlying Funds in the proportions in which the Portfolio invests in them.

The greater the investment by each Portfolio in Underlying Funds that invest primarily in stocks, the greater the potential exposure to the following risks (as defined in Appendix A):

•	Equity Securities Risk
•	Derivatives Risk
•	Active Trading Risk
•	Growth Stock Risk
•	Market Segment (LargeCap) Risk
•	Underlying Fund Risk
•	Value Stock Risk
•	Exchange Rate Risk

The greater the investment by each Portfolio in Underlying Funds that invest primarily in bonds, or other forms of fixed-income securities, the greater the potential exposure to the following risks (as defined in Appendix A):

•	Fixed-Income Risk
•	U.S. Government Securities Risk
•	U.S. Government Sponsored Securities Risk
•	Municipal Securities Risk
•	Prepayment Risk
•	Real Estate Securities Risk
•	Portfolio Duration Risk
•	High Yield Securities Risk
•	Eurodollar and Yankee Obligations Risk

The greater the investment by each Portfolio in Underlying Funds that invest in foreign investments, the greater the exposure to the following risks (as defined in Appendix A):

•	Foreign Securities Risk
•	Market Segment Risk
•	Exchange Rate Risk
•	Derivatives Risk
•	Small Company Risk

Principal Investors Fund	RISK/RETURN SUMMARY 135
www.principal.com

Each Portfolio is also subject to the following risks:

Securities Lending Risk (as defined in Appendix A).

Payment In Kind Liquidity Risk. Under certain circumstances, an Underlying Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until Edge determines that it is appropriate to dispose of such securities.

Conflict of Interest Risk. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Portfolios serve in the same capacities for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Portfolios and the Underlying Funds. Because Edge and its affiliated companies earn different fees from the Underlying Funds in which the Portfolios invest, there may be a conflict between the interests of the Portfolios and the economic interests of Edge and its affiliates.

Edge has provided investment advice to each SAM Portfolios since its inception.

As of October 31, 2007, the Portfolios’ assets were allocated among the Underlying Funds as follows:

		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Disciplined LargeCap Blend Fund	10.91%	7.47%	13.87%	5.83%	15.52%
Diversified International Fund	7.90	5.37	10.05	—	11.24
Equity Income Fund I	13.96	9.60	17.77	5.45	18.91
High Yield Fund II	4.40	5.68	2.45	6.63	3.73
Income Fund	9.79	17.09	4.02	24.44	—
International Emerging Markets Fund	2.19	1.47	2.81	—	3.09
LargeCap Growth Fund	18.78	12.59	23.35	8.45	25.64
MidCap Stock Fund	3.53	2.55	4.87	2.26	5.84
Money Market Fund	0.50	—	—	—	—
Mortgage Securities Fund	16.26	25.33	6.69	30.78	—
Real Estate Securities Fund	2.31	1.69	2.95	1.19	3.28
Short-Term Income Fund	0.84	5.28	—	11.53	—
SmallCap Growth Fund	1.93	1.24	2.59	1.07	2.78
SmallCap Value Fund	1.64	1.14	2.12	0.99	2.34
West Coast Equity Fund	5.06	3.50	6.46	1.38	7.63
Total	100.00%	100.00%	100.00%	100.00%	100.00%

Other Common Risks. Each of the Portfolios may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options. Therefore, the Portfolios are subject to the risks associated with such investments including:

•	Fixed-Income Securities Risk
•	U.S. Government Securities Risk
•	Derivatives Risk

Historical Performance
A bar chart and table showing the historical investment performance of each SAM Portfolio are provided with the description of each Portfolio. The bar chart for each Portfolio shows how the Portfolio’s total return has varied year-by year, and the table for the Portfolio shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Portfolio. A Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future. Each Portfolio’s investment return is net of the operating expenses of each of the Underlying Funds.

136 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Flexible Income Portfolio

Objective. The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

Principal Investment Strategies. The Portfolios operates as a fund of funds and invests principally in underlying funds. The Portfolio:

•	may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents

•	generally invests no more than 30% of its net assets in equity funds and

•	may invest up to 30% of its assets in any single equity fund.

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	6.13%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-2.01%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	10 Years
Institutional Class (before taxes)	5.96	6.58	6.10
(after taxes on distributions)(2)	4.01	5.20	4.31
(after taxes on distributions and sale of shares)(2)	4.40	4.92	4.20
Lehman Brothers Aggregate Bond Index(3)	6.97	4.42	5.97
S&P 500 Index(3)	5.49	12.83	5.91
20% S&P 500 Index and 80% Lehman Brothers Aggregate Bond Index(3)	6.93	6.22	6.24
Morningstar Conservative Allocation Category Average	4.53	7.13	4.91

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Investors Fund	RISK/RETURN SUMMARY 137
www.principal.com

Conservative Balanced Portfolio

Objective. The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

•	invests between 40% and 80% of its net assets in a combination of fixed-income funds and cash equivalents and between 20% and 60% of its net assets in equity funds

•	may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents and

•	may invest up to 30% of its assets in any single equity fund.

The Portfolio may also invest in U.S. Government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	8.00%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-4.84%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	10 Years
Institutional Class (before taxes)	7.60	8.61	5.28
(after taxes on distributions)(2)	5.63	7.45	3.72
(after taxes on distributions and sale of shares)(2)	5.81	6.88	3.61
Lehman Brothers Aggregate Bond Index(3)	6.97	4.42	5.97
S&P 500 Index(3)	5.49	12.83	5.91
40% S&P 500 Index and 60% Lehman Brothers Aggregate Bond Index(3)	6.77	7.97	6.37
Morningstar Conservative Allocation Category Average	4.53	7.13	4.91

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

138 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Balanced Portfolio

Objective. The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

•	invests between 30% and 70% of its net assets in the equity funds and between 30% and 70% of its net assets in fixed-income funds and cash equivalents

•	may invest up to 30% of its assets in any single equity fund and

•	may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents.

The Portfolio may also invest in U.S. Government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q4 ’99	15.44%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-8.79%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	10 Years
Institutional Class (before taxes)	8.50	10.80	8.32
(after taxes on distributions)(2)	6.63	9.95	6.90
(after taxes on distributions and sale of shares)(2)	6.88	9.08	6.52
Lehman Brothers Aggregate Bond Index(3)	6.97	4.42	5.97
S&P 500 Index(3)	5.49	12.83	5.91
60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index(3)	6.47	9.65	6.36
Morningstar Moderate Allocation Category Average	5.99	10.24	5.99

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Investors Fund	RISK/RETURN SUMMARY 139
www.principal.com

Conservative Growth Portfolio

Objective. The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

•	generally invests at least 60% of its net assets in equity funds

•	may invest up to 40% of its assets in any single equity fund and

•	may invest up to 30% of its assets in any single fixed-income fund as well as cash equivalents.

The Portfolio may also invest in U.S. Government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q4 ’99	22.16%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02 and Q3 ’01	-12.69%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	10 Years
Institutional Class (before taxes)	9.37	12.85	9.11
(after taxes on distributions)(2)	7.70	12.35	8.00
(after taxes on distributions and sale of shares)(2)	7.87	11.19	7.48
Lehman Brothers Aggregate Bond Index(3)	6.97	4.42	5.97
S&P 500 Index(3)	5.49	12.83	5.91
80% S&P 500 Index and 20% Lehman Brothers Aggregate Bond Index(3)	6.05	11.27	6.20
Morningstar Moderate Allocation Category Average	5.99	10.24	5.99

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(4)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

140 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Strategic Growth Portfolio

Objective. The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

•	generally invests at least 75% of its net assets in equity funds

•	may invest up to 50% of its assets in any single equity fund and

•	may invest up to 25% of its assets in any single fixed-income fund as well as cash equivalents.

The Portfolio may also invest in U.S. Government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests as well as the risks associated with direct investments in the instruments listed in the foregoing paragraph, including derivatives risk and portfolio risk.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q4 ’99	25.23%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’01	-16.73%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	10 Years
Institutional Class (before taxes)	9.62	14.20	9.28
(after taxes on distributions)(2)	8.17	13.83	8.34
(after taxes on distributions and sale of shares)(2)	8.08	12.47	7.74
Lehman Brothers Aggregate Bond Index(3)	6.97	4.42	5.97
S&P 500 Index(3)	5.49	12.83	5.91
Russell 3000 Index(3)	5.14	13.63	6.22
Morningstar Large Blend Category Average	6.16	12.63	5.92

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Investors Fund	RISK/RETURN SUMMARY 141
www.principal.com

Fees and Expenses of the Portfolios
The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the Institutional Class shares of the SAM Portfolios during the fiscal year ended October 31, 2007. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the SAM Portfolios through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2007.

Annual Fund Operating Expenses
(expenses that are deducted from Fund Assets)

Institutional Class Shares
	Flexible	Conservative		Conservative	Strategic
	Income	Balanced	Balanced	Growth	Growth
For the year ended October 31, 2007	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Management Fees	0.31%	0.31%	0.31%	0.31%	0.31%

Total Gross Operating Fees and Expenses	0.31%	0.31%	0.31%	0.31%	0.31%
Acquired Fund (Underlying Fund) Operating Expenses	0.53%	0.57%	0.60%	0.63%	0.65%

Total Annual Fund Operating Expenses	0.84%	0.88%	0.91%	0.94%	0.96%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Class Shares
	Number of years you own your shares
	1	3	5	10
Flexible Income Portfolio	$86	$268	$466	$1,037
Conservative Balanced Portfolio	90	281	488	1,084
Balanced Portfolio	93	290	504	1,120
Conservative Growth Portfolio	96	300	520	1,155
Strategic Growth Portfolio	98	306	531	1,178

142 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Money Market Fund

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity

Investor Profile:	The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

Main Strategies and Risks
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Fund purchases each security, it is an “eligible security” as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:

•	to take advantage of market variations;
•	to generate cash to cover sales of Fund shares by its shareholders; or
•	upon revised credit opinions of the security’s issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:

•	securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;
•	securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
•	bank obligations including:

•	certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or,
•	bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.

•	commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
•	corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
•	repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
•	taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

As with all mutual funds, the value of the Fund’s assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Investors Fund	RISK/RETURN SUMMARY 143
www.principal.com

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Municipal Securities Risk
•	Fixed-Income Securities Risk
•	Eurodollar and Yankee Obligations Risk
•	U.S. Government Sponsored Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q1 ’01	1.31%
Lowest return for a quarter during the period of the bar chart above:	Q1 ’04	0.17%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	5.01	2.89	2.87
Lehman Brothers U.S. Treasury Bellwethers 3 Month Index	5.11	3.08	3.09

Index performance does not reflect deductions for fees, expenses or taxes.

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
To obtain the Fund’s current yield, call 1-800-222-5852.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.38%
Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.39%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$40	$125	$219	$493

144 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Short-Term Bond Fund

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks to provide current income.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks
The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or probable securities may be adjusted to reflect the judgment of PGI regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in:

•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
•	debt securities of U.S. issuers rated in the four highest grades by Standard & Poor’s Rating Service or Moody’s Investors Service, Inc. or, if unrated, in the opinion of PGI of comparable quality; and
•	mortgage-backed securities representing an interest in a pool of mortgage loans.

The Fund may invest up to 15% of its assets in below-investment-grade fixed-income securities (“junk bonds”) and lend its portfolio securities to brokers, dealers and other financial institutions. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

During the fiscal year ended October 31, 2007, the average ratings of the Fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

64.12% in securities rated Aaa

5.29% in securities rated Aa

7.30% in securities rated A

17.55% in securities rated Baa

3.59% in securities rated Ba

2.11% in securities rated B

0.03% in securities rated Caa

0.00% in securities rated Ca

0.01% in securities rated C

The above percentage for Caa rated securities include unrated securities in the amount of 0.01% which have been determined by PGI to be of comparable quality.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Fixed-Income Securities Risk
•	High Yield Securities Risk
•	U.S. Government Sponsored Securities Risk
•	Derivatives Risk
•	Portfolio Duration Risk
•	U.S. Government Securities Risk
•	Securities Lending Risk
•	Active Trading Risk
•	Prepayment Risk
•	Real Estate Securities Risk

Principal Investors Fund	RISK/RETURN SUMMARY 145
www.principal.com

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q3 ’01	3.86%
Lowest return for a quarter during the period of the bar chart above:	Q2 ’04	-1.58%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	3.64	2.88	4.28
(after taxes on distributions)(2)	1.77	1.70	3.12
(after taxes on distributions and sale of shares)(2)	2.35	1.90	3.19
Lehman Brothers MF (1-3) US Government Credit Index(3)(4)	6.83	3.37	4.54
Lehman Brothers Mutual Fund 1-5 Gov’t/Credit Index(3)	8.16	3.30	4.98
Morningstar Short-Term Bond Category Average	4.29	2.89	3.80

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
(4)	This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

146 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	0.40%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	0.41%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$42	$132	$230	$518

Principal Investors Fund	RISK/RETURN SUMMARY 147
www.principal.com

Short-Term Income Fund

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks
The Fund invests in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated in one of the top four rating categories by one or more nationally recognized statistical rating organizations (“NRSRO”) or, in the opinion of Edge, are of comparable quality (“investment-grade”). Under normal circumstances, the Fund maintains an effective maturity of five years or less and a dollar-weighted average duration of three years or less. The Fund’s investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements, mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. The Fund may invest up to 5% of its assets in preferred stock. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into swaps and currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed securities, including restricted securities. The Fund may borrow money, enter into dollar roll transactions in aggregate of up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Fixed-Income Securities Risk
•	U.S. Government Securities Risk
•	Foreign Securities Risk
•	U.S. Government Sponsored Securities Risk
•	Derivatives Risk
•	Portfolio Duration Risk
•	Exchange Rate Risk
•	Securities Lending Risk
•	Underlying Fund Risk
•	Prepayment Risk
•	Real Estate Securities Risk

148 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Edge has provided investment advice to the Fund since the Fund’s inception.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q3 ’01	3.25%
Lowest return for a quarter during the period of the bar chart above:	Q2 ’04	-1.62%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	10 Years
Institutional Class (before taxes)	4.79	3.55	5.00
(after taxes on distributions)(2)	3.12	2.12	3.10
(after taxes on distributions and sale of shares)(2)	3.09	2.19	3.10
Citigroup Broad Investment-Grade Credit 1-3 Years Index(3)	5.75	3.94	5.50
Morningstar Short-Term Bond Category Average	4.29	2.88	4.41

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 1, 1993.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.49%
Other Expenses	0.02

Total Annual Fund Operating Expenses	0.51%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$52	$164	$285	$640

Principal Investors Fund	RISK/RETURN SUMMARY 149
www.principal.com

Ultra Short Bond Fund

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks to provide current income while seeking capital preservation.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks
The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI’s judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:

•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
•	debt securities of U.S. issuers rated in the four highest grades by Standard & Poor’s Rating Service (“S&P) or Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, in the opinion of the PGI of comparable quality; and
•	mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund’s assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are “investment grade.” While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

The Fund may invest up to 15% of its assets in below-investment grade fixed-income securities (“junk bonds”) and may lend its portfolio securities to brokers, dealers, and other financial institutions. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

During the fiscal year ended October 31, 2007, the average ratings of the Fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

53	.17% in securities rated Aaa	14	.21% in securities rated Baa	0	.02% in securities rated Caa
7	.89% in securities rated Aa	4	.47% in securities rated Ba	0	.03% in securities rated Ca
17	.10% in securities rated A	3	.09% in securities rated B	0	.02% in securities rated C

The above percentages for Aaa, Aa, A, Baa, Ba, and B rated securities include unrated securities in the amount of 0.04%, 0.03%, 0.19%, 0.02%, 0.02% and 0.01% respectively, which have been determined by PGI to be of comparable quality.

150 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Fixed-Income Securities Risk
•	High Yield Securities Risk
•	U.S. Government Sponsored Securities Risk
•	Derivatives Risk
•	Portfolio Duration Risk
•	U.S. Government Securities Risk
•	Securities Lending Risk
•	Prepayment Risk
•	Active Trading Risk
•	Underlying Fund Risk

Principal has been the Fund’s Sub-Advisor since June 15, 2001.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

On July 29, 2004, the Fund converted to a money market fund. On May 27, 2005, the Fund converted to an ultra short term bond fund.

Highest return for a quarter during the period of the bar chart above:	Q3 ’05	1.77	%(2)
Lowest return for a quarter during the period of the bar chart above:	Q4 ’07	-1.82%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years		Life of Fund
Institutional Class	-1.88	2.51	(2)	2.93	(2)
(after taxes on distributions)(3)	-3.76	1.14	(2)	1.49	(2)
(after taxes on distributions and sale of shares)(3)	-1.19	1.36	(2)	1.65	(2)
6-Month LIBOR Index(4)	5.61	3.36		3.13
Morningstar Ultrashort Bond Category Average	2.42	2.51		2.73

(1)	Institutional Class shares were first sold on June 15, 2001.

(2)	During 2005, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
(3)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(4)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Investors Fund	RISK/RETURN SUMMARY 151
www.principal.com

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the Year Ended October 31, 2007	Class
Management Fees	0.40%
Other Expenses	0.01

Total Fund Operating Expenses(1)	0.41%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$42	$132	$230	$518

152 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Bond & Mortgage Securities Fund

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks to provide current income.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor’s Rating Service (“S&P”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”). The Fund considers the term “bond” to mean any debt security. Under normal circumstances, the Fund invests in:

•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
•	mortgage-backed securities representing an interest in a pool of mortgage loans;
•	debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody’s or, if not rated, in the opinion of PGI of comparable quality; and
•	securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund’s assets may be invested in:

•	common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or

•	securities rated less than the four highest grades of S&P or Moody’s (i.e. less than investment grade (commonly known as “junk bonds”)) but not lower than CCC-(S&P) or Caa3 (Moody’s).

The Fund may also lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may actively trade securities in an attempt to achieve its investment objective.

During the fiscal year ended October 31, 2007, the average ratings of the Fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

65	.64% in securities rated Aaa	13	.10% in securities rated Baa	0	.22% in securities rated Caa
4	.50% in securities rated Aa	4	.40% in securities rated Ba	0	.07% in securities rated Ca
7	.94% in securities rated A	4	.12% in securities rated B	0	.01% in securities rated C

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Fixed-Income Securities
•	Active Trading Risk
•	Municipal Securities Risk
•	U.S. Government Sponsored Securities Risk
•	Prepayment Risk
•	Derivatives Risk
•	High Yield Securities Risk
•	Securities Lending Risk
•	U.S. Government Securities Risk
•	Portfolio Duration Risk
•	Underlying Fund Risk

Principal Investors Fund	RISK/RETURN SUMMARY 153
www.principal.com

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q3 ’01	4.20%
Lowest return for a quarter during the period of the bar chart above:	Q2 ’04	-2.30%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	3.11	3.77	5.18
(after taxes on distributions)(2)	1.20	2.57	4.03
(after taxes on distributions and sale of shares)(2)	2.01	2.68	3.99
Lehman Brothers Aggregate Bond Index(3)	6.97	4.42	5.81
Morningstar Intermediate-Term Bond Category Average	4.70	4.07	4.99

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	0.52%

Total Annual Fund Operating Expenses	0.52%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$53	$167	$291	$653

154 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Government & High Quality Bond Fund

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks to provide current income.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in securities that are AAA rated or issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor’s Corporation or Aaa by Moody’s Investor Services, Inc. or, if unrated, determined by PGI to be of equivalent quality.

PGI seeks undervalued securities that represent good long-term investment opportunities. Securities may be sold when PGI believes they no longer represent good long-term value.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Fixed-Income Securities Risk
•	U.S. Government Securities Risk
•	U.S. Government Sponsored Securities Risk
•	Derivatives Risk
•	Active Trading Risk
•	Securities Lending Risk
•	Portfolio Duration Risk
•	Prepayment Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q3 ’01	4.17%
Lowest return for a quarter during the period of the bar chart above:	Q2 ’04	-1.55%

Principal Investors Fund	RISK/RETURN SUMMARY 155
www.principal.com

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	4.56	3.23	4.63
(after taxes on distributions)(2)	2.80	2.07	3.54
(after taxes on distributions and sale of shares)(2)	2.94	2.23	3.56
Lehman Brothers Government/Mortgage Index(3)	7.72	4.28	5.58
Morningstar Intermediate Government Category Average	6.09	3.27	4.58

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.40%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	0.41%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$42	$132	$230	$518

156 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

High Quality Intermediate-Term Bond Fund

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks to provide current income.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor’s Rating Service (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI’s judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:

•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
•	mortgage-backed securities representing an interest in a pool of mortgage loans;
•	debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody’s or, if not rated, in PGI’s opinion, of comparable quality; and
•	securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund’s assets may be invested in:

•	common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
•	securities rated less than the three highest grades of S&P or Moody’s but not lower than BBB- (S&P) or Baa3 (Moody’s) (i.e. less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Fixed-Income Securities Risk
•	U.S. Government Sponsored Securities Risk
•	Derivatives Risk
•	Active Trading Risk
•	Securities Lending Risk
•	Portfolio Duration Risk
•	Prepayment Risk

Principal Investors Fund	RISK/RETURN SUMMARY 157
www.principal.com

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q3 ’02	4.68%
Lowest return for a quarter during the period of the bar chart above:	Q2 ’04	-2.22%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class	3.19	3.63	5.22
(after taxes on distributions)(2)	1.44	2.10	3.42
(after taxes on distributions and sale of shares)(2)	2.08	2.22	3.40
Lehman Brothers Aggregate Bond Index(3)	6.97	4.42	5.81
Morningstar Intermediate-Term Bond Category Average	4.70	4.07	4.99

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

158 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.40%
Other Expenses	0.02

Total Annual Fund Operating Expenses(1)	0.42%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$43	$135	$235	$530

Principal Investors Fund	RISK/RETURN SUMMARY 159
www.principal.com

High Yield Fund
(effective 06/13/2008, this Fund will be known as High Yield Fund I)

Sub-Advisor(s):	J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) and Lehman Brothers Asset Management LLC (“Lehman Brothers”)

Objective:	The Fund seeks high current income.

Investor Profile:	The Fund may be an appropriate investment for investors seeking asset class diversification by investing in a fixed-income mutual fund and who are willing to accept the risks associated with investing in “junk bonds.”

Main Strategies and Risks
Under normal market conditions, the Fund invests at least 80% of its assets in high yield, below investment grade quality debt and other income-producing securities including, corporate bonds, corporate loan participations and assignments, convertible securities, preferred securities, asset-backed securities, credit default swaps, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. The “high yield” securities in which the Fund invests are commonly known as “junk bonds.” These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer’s ability to pay interest and to repay principal.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. Loans of portfolio securities may not exceed 33 1/3% of the value of the Fund’s total assets (including the value of all assets received as collateral for loan). In connection with such loans the Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities.

The Fund primarily invests its assets in securities rated Ba1 or lower by Moody’s Investor Service, Inc. (“Moody’s”) or BB+ or lower by Standard & Poor’s Rating Service (“S&P”). The Fund may also invest in unrated securities which the Manager believes to be of comparable quality. The Statement of Additional Information contains descriptions of the securities rating categories.

Sub-Advisor, Lehman Brothers, believes that superior high yield investment results can be achieved throughout all market cycles using a proactive investment process that incorporates experience and investment judgment supported by risk management techniques. Lehman Brothers believes that successful high yield investing is driven by strict discipline that seeks to avoid credit deterioration, select securities in which the spread is attractive on a relative value basis, and rotate across credit tiers and industry sectors.

During the fiscal year ended October 31, 2007, the average rating of the Fund’s assets, based on market value at each month-end, were as follows (all rating are by Moody’s):

0.00% in securities rated Aaa

0.00% in securities rated Aa

0.03% in securities rated A

0.84% in securities rated Baa

29.74% in securities rated Ba

58.06% in securities rated B

8.53% in securities rated Caa

2.26% in securities rated Ca

0.54% in securities rated C

The above percentage for Ba rated securities includes unrated securities in the amount of 0.07% which have been determined by J.P. Morgan and Lehman Brothers to be of comparable quality.

Principal determines the portion of the fund’s assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash

160 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor’s firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks (defined in Appendix A) of investing in the Funds are:

•	Fixed-Income Securities Risk

•	High Yield Securities Risk
•	U.S. Government Sponsored Securities Risk
•	Derivatives Risk
•	Municipal Securities Risk
•	U.S. Government Securities Risk
•	Securities Lending Risk
•	Portfolio Duration Risk
•	Prepayment Risk
•	Underlying Fund Risk

Effective July 19, 2007, J.P. Morgan and Lehman Brothers became sub-advisors to the Fund.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Return (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ’06	3.48%
Lowest return for a quarter during the period of the bar chart above:	Q4 ’07	-1.06%

Average annual total returns (%)

For the period ended December 31, 2007	1 Year	Life of Fund
Institutional Class (before taxes)	2.53	5.12
(after taxes on distributions)(2)	1.44	3.46
(after taxes on distributions and sale of shares)(2)	1.65	3.41
Lehman Brothers High Yield Composite Bond Index(3)	−8.11	5.39
Lehman Brothers U.S. Corporate High Yield - 2% Issuer Capped Index(3)(4)	−7.76	5.38
Morningstar High Yield Bond Category	1.47	4.60

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Principal Investors Fund	RISK/RETURN SUMMARY 161
www.principal.com

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.65%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	0.66%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$67	$211	$368	$822

162 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

High Yield Fund II
(effective 06/13/2008, this Fund will be known as High Yield Fund)

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Fund seeks to provide a relatively high level of current income.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities and emerging markets.

Main Strategies and Risks
The Fund invests primarily in high-yield, high-risk, below-investment grade fixed-income securities (sometimes called “junk bonds”), which may include foreign investments. The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income securities (including convertible securities and preferred stocks) rated lower than BBB by S&P or Fitch or rated lower than Baa by Moody’s or of equivalent quality as determined by Edge. The remainder of the Fund’s assets may be invested in any other securities Edge believes are consistent with the Fund’s objective, including higher rated fixed-income securities, common stocks, real estate investment trusts and other equity securities. The Fund may also invest in securities of foreign issuers, including those located in developing or emerging countries, and engage in hedging strategies involving options. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates.

During the fiscal year ended October 31, 2007, the average ratings of the Fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

1.80% in securities rated Aaa

0.21% in securities rated Aa

0.00% in securities rated A

4.60% in securities rated Baa

17.17% in securities rated Ba

52.89% in securities rated B

18.33% in securities rated Caa

4.35% in securities rated Ca

0.65% in securities rated C

The above percentages for Aaa, Aa, Baa, Ba, B, Caa, and Ca rated securities include unrated securities in the amount of 0.27%, 0.21%, 0.30%, 069%, 6.11%, 1.89%, and 0.72% respectively, which have been determined by Edge to be of comparable quality.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Fixed-Income Securities Risk
•	High Yield Securities Risk
•	Equity Securities Risk
•	Portfolio Duration Risk
•	Derivatives Risk
•	Foreign Securities Risk
•	Small Company Risk
•	Emerging Market Risk
•	Underlying Fund Risk
•	Real Estate Securities Risk
•	Exchange Rate Risk
•	Securities Lending Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

Principal Investors Fund	RISK/RETURN SUMMARY 163
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	11.11%
Lowest return for a quarter during the period of the bar chart above:	Q4 ’00	-5.45%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	Life of Fund
Institutional Class (before taxes)	6.10	13.34	8.26
(after taxes on distributions)(2)	2.70	10.09	4.46
(after taxes on distributions and sale of shares)(2)	4.43	9.67	4.64
Citigroup US High Yield Market Capped Index(3)	2.59	10.64	NA
Morningstar High Yield Bond Category	1.47	9.50	4.04

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on April 8, 1998.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets.

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.52%
Other Expenses	0.01

Total Annual Fund Operating Expenses	0.53%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$54	$170	$296	$665

164 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Income Fund

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Fund seeks to provide a high level of current income consistent with preservation of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities, and REIT securities.

Main Strategies and Risks
Under normal circumstances, the Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called “junk bonds”). The Fund may also invest in convertible securities and real estate investment trust (“REIT”) securities.

The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging or non-hedging purposes and may purchase and sell currencies on a spot (i.e. cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Fund may enter into dollar roll transactions, which may involve leverage and purchase and sell interest rate futures and options.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk.

During the fiscal year ended October 31, 2007, the average ratings of the Fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

36.24% in securities rated Aaa
 7.64% in securities rated Aa
 6.67% in securities rated A
32.57% in securities rated Baa
 4.27% in securities rated Ba
 8.37% in securities rated B
3.82% in securities rated Caa
0.08% in securities rated Ca
0.34% in securities rated C

The above percentages for Aaa, Baa, Ba, B, and Caa rated securities include unrated securities in the amount of 8.99%, 0.03%, 0.04%, 0.11%, and 0.60% respectively, which have been determined by Edge to be of comparable quality.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Fixed-Income Securities Risk
•	Exchange Rate Risk
•	Prepayment Risk
•	U.S. Government Sponsored Securities Risk
•	Derivatives Risk
•	Underlying Fund Risk
•	High Yield Securities Risk
•	Portfolio Duration Risk
•	Real Estate Securities Risk
•	Foreign Securities Risk
•	U.S. Government Securities Risk
•	Securities Lending Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Principal Investors Fund	RISK/RETURN SUMMARY 165
www.principal.com

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	4.71%
Lowest return for a quarter during the period of the bar chart above:	Q2 ’04	-2.77%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	10 Years
Institutional Class (before taxes)	5.85	5.61	6.22
(after taxes on distributions)(2)	3.77	3.50	3.69
(after taxes on distributions and sale of shares)(2)	3.76	3.55	3.74
Citigroup Broad Investment-Grade Bond Index(3)	7.22	4.55	6.02
Morningstar Intermediate-Term Bond Category Average	4.70	4.07	5.16

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on December 15, 1975.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets.

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.50%
Other Expenses	0.01

Total Annual Fund Operating Expenses	0.51%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$52	$164	$285	$640

166 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Inflation Protection Fund

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks to provide current income and real (after-inflation) total returns.

Investor Profile:	The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

Main Strategies and Risks
Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a “real rate of return” - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment’s inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:

•	inflation protected debt securities issued by the U.S. Treasury and U.S. Government sponsored entities as well as inflation protected debt securities issued by corporations;
•	inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
•	floating rate notes;
•	adjustable rate mortgages;
•	derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and
•	commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The Fund may invest up to 15% of assets in high yield securities (“junk bonds”) but not in securities rated lower than CCC- or Caa3 by S&P or Moody’s or, if unrated, determined by PGI to be of comparable quality.

The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may also lend its portfolio securities to brokers, dealers and other financial institutions.

PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Investors Fund	RISK/RETURN SUMMARY 167
www.principal.com

During the fiscal year ended October 31, 2007, the average ratings of the Fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

73.43% in securities rated Aaa
 4.80% in securities rated Aa
 5.94% in securities rated A

10.57% in securities rated Baa
 3.33% in securities rated Ba
 1.90% in securities rated B

0.01% in securities rated Caa
0.00% in securities rated Ca
0.02% in securities rated C

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Fixed-Income Securities Risk
•	High Yield Securities Risk
•	Underlying Fund Risk
•	U.S. Government Sponsored Securities Risk
•	Foreign Securities Risk
•	Derivatives Risk
•	Portfolio Duration Risk
•	Securities Lending Risk
•	Exchange Rate Risk
•	Prepayment Risk
•	U.S. Government Securities Risk

Principal has been the Fund’s Sub-Advisor since December 29, 2004.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q3 ’06	3.40%
Lowest return for a quarter during the period of the bar chart above:	Q1 ’06	-2.11%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	Life of Fund
Institutional Class	6.08	3.05
(after taxes on distributions)(2)	3.38	1.12
(after taxes on distributions and sale of shares)(2)	3.92	1.48
Lehman Brothers US Treasury TIPS Index(3)	11.64	4.94
Morningstar Inflation-Protected Bond Category Average	9.86	3.89

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

168 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.40%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	0.41%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$42	$132	$230	$518

Principal Investors Fund	RISK/RETURN SUMMARY 169
www.principal.com

Mortgage Securities Fund

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Investor Profile:	The Fund may be appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks
The Fund invests primarily in mortgage-backed securities, including collateralized mortgage obligations. The Fund may also invest in dollar rolls, which may involve leverage.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in U.S. government securities. Certain issuers of U.S. government securities are sponsored or chartered by Congress but their securities are neither issued or guaranteed by the U.S. Treasury. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates.

The Fund invests in mortgage securities which represent good longer term value, taking into account potential returns, prepayment and credit risk as well as deal-structure where appropriate. The Fund also invests in Treasury and Agency securities primarily for duration and liquidity management purposes.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Fixed-Income Securities Risk
•	Portfolio Duration Risk
•	U.S. Government Sponsored Securities Risk
•	Derivatives Risk
•	U.S. Government Securities Risk
•	Credit and Counterparty Risk
•	Prepayment Risk
•	Underlying Fund Risk
•	Securities Lending Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q3 ’01	4.31%
Lowest return for a quarter during the period of the bar chart above:	Q2 ’04	-1.05%

170 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Years	10 Years
Institutional Class (before taxes)	6.34	3.88	5.39
(after taxes on distributions)(2)	4.49	2.14	3.27
(after taxes on distributions and sale of shares)(2)	4.08	2.28	3.30
Citigroup Mortgage Index(3)	6.99	4.54	5.95
Morningstar Intermediate Government Category Average	6.09	3.27	4.93

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets.

Institutional
For The Period Ended October 31, 2007	Class
Management Fees	0.50%

Total Annual Fund Operating Expenses	0.50%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$51	$160	$280	$628

Principal Investors Fund	RISK/RETURN SUMMARY 171
www.principal.com

Preferred Securities

Sub-Advisor(s):	Spectrum Asset Management, Inc. (“Spectrum”)

Objective:	The Fund seeks to provide current income.

Investor Profile:	The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

Main Strategies and Risks
The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor’s Rating Service (“S&P”) or Moody’s Investor Service, Inc. (“Moody’s”) or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. The rest of the Fund’s assets may be invested in common stocks, debt securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Spectrum seeks to build a portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.

The Fund is considered non-diversified and can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Fixed-Income Securities Risk
•	Non-Diversification Risk
•	U.S. Government Sponsored Securities Risk
•	Derivatives Risk
•	Equity Securities Risk
•	U.S. Government Securities Risk
•	Securities Lending Risk
•	Sector Risk
•	Real Estate Securities Risk
•	Underlying Fund Risk

172 RISK/RETURN SUMMARY	Principal Investors Fund
1-800-222-5852

Spectrum has been the Fund’s Sub-Advisor since May 1, 2002.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	5.55%
Lowest return for a quarter during the period of the bar chart above:	Q4 ’07	-5.98%

Average Annual Total Returns (%)(1)

For The Period Ended December 31, 2007	1 Year	5 Year	Life of Fund
Institutional Class	-7.99	2.93	3.46
(after taxes on distributions)(2)	-9.72	1.22	1.88
(after taxes on distributions and sale of shares)(2)	-5.04	1.59	2.11
Merrill Lynch Hybrid Preferred Securities Index(3)	-12.74	1.74	2.59
Morningstar Intermediate-Term Bond Category Average	4.70	4.07	4.58

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (May 1, 2002).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The Year Ended October 31, 2007	Class
Management Fees	0.74%
Other Expenses	0.01

Total Annual Fund Operating Expenses(1)	0.75%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3	5	10
Institutional Class	$77	$240	$417	$930

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THE COSTS OF INVESTING

Fees and Expenses of the Funds
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions.

In addition to the ongoing fees listed below, the Institutional Class of the Funds may pay a portion of investment related expenses (e.g., interest on reverse repurchase agreements) that are allocated to all classes of the Funds.

Ongoing Fees
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund and SAM Portfolio, as a shareholder in the underlying funds, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each Principal LifeTime Fund and SAM Portfolio is net of the underlying funds’ operating expenses.

Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:

•	Management Fee – Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Fund.
•	Other Expenses – A portion of expenses that are allocated to all classes of the Fund.

Princor is the Fund’s principal underwriter for Institutional Class shares. It may, from time-to-time, at its expense, pay a bonus or other consideration or incentive to dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Funds’ shares or the amount that any particular Fund receives as the proceeds from such sales. In addition, Princor or its affiliates may provide financial support to dealers that sell shares of the Funds. This support is based primarily on the amount of sales of fund shares and/or total assets in the Funds. The amount of support may be affected by total sales; net sales; levels of redemptions; the dealers’ support of, and participation in, Princor’s marketing programs and the extent of a dealer’s marketing programs relating to the Funds. Financial support to dealers may be made from payments from Princor’s resources and from its retention of underwriting concessions.

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CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The information in this section does not apply directly to the Principal LifeTime Funds or the Strategic Asset Management (“SAM”) Portfolios, except to the extent the Principal LifeTime Funds or SAM Portfolios invest in securities other than shares of the underlying funds. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices

Market Volatility. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or “junk” bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Bank Loans (also known as Senior Floating Rate Interests)
Some of the funds invest in bank loans. Bank loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments of senior floating rate interests may occur.

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Currency Contracts
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund’s Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments
Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants
Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Real Estate Investment Trusts
The Funds, except the Money Market Fund, may invest in real estate investment trust securities, herein referred to as “REITs.” In addition, the Real Estate Securities Fund and Global Real Estate Securities Fund typically invest a significant portion of their net assets in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the Fund’s advisory fees with respect to the assets so invested. REIT’s are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

High Yield Securities
The Bond & Mortgage Securities, High Yield, Inflation Protection, Short-Term Bond, and Ultra Short Bond Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody’s or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or “junk bonds” and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes

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than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.

Initial Public Offerings (“IPOs”)
Certain of the Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Derivatives
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund.

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The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:

•	the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
•	the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment; and
•	the possibility that the counterparty may fail to perform its obligations.

Exchange Traded Funds (ETFs)
These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs.

Convertible Securities
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Foreign Investing
As a principal investment strategy, the Diversified International, International Emerging Markets, International Growth, Partners Global Equity and Partners International Funds may invest Fund assets in securities of foreign companies. The other Funds (except Government & High Quality Bond Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:

•	companies with their principal place of business or principal office outside the U.S.;
•	companies for which the principal securities trading market is outside the U.S.; and
•	companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security

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purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund’s investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund’s portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:

•	increased social, political, and economic instability;
•	a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•	relatively new capital market structure or market-oriented economy;
•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
•	restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

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Small and Medium Capitalization Companies
The Funds (except the Government & High Quality Bond Fund) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Disciplined LargeCap Blend, High Quality Intermediate-Term Bond, High Yield, Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Money Market, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Preferred Securities, Real Estate Securities, Short-Term Bond, and Ultra Short Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures
From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Fund of Funds
The performance and risks of each Principal LifeTime Fund and Strategic Asset Management (“SAM”) Portfolio directly corresponds to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the Principal LifeTime Funds and the SAM Portfolios have partial exposure to the risks of many different areas of the market. The more a Principal LifeTime Fund or SAM Portfolio allocates to stock funds, the greater the expected risk.

Each Principal LifeTime Fund and SAM Portfolio indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a Principal LifeTime Fund or SAM Portfolio is more costly than investing directly in shares of the Underlying Funds. If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the

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Principal LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

The risks associated with investing in an Underlying Fund of a fund of funds are discussed in Appendix A under Underlying Fund Risk.

Portfolio Turnover
“Portfolio Turnover” is the term used in the industry for measuring the amount of trading that occurs in a Fund’s portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund’s performance. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund’s Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the “total return” line in the Financial Highlights section already includes portfolio turnover costs.

MANAGEMENT OF THE FUNDS

The Manager
Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio managers appointed by Principal for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and Randy L. Welch. The portfolio manager appointed by PGI for each Principal LifeTime Fund is Dirk Laschanzky. Messrs. Fennessey, Finnegan, Welch, and Laschanzky share day-to-day management of the Principal LifeTime Funds according to their respective responsibilities which are described as follows. On behalf of PGI, Mr. Laschanzky develops, implements, and monitors the Fund’s strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Mr. Laschanzky sets, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

James W. Fennessey, CFA. Mr. Fennessey is a Vice President of Principal Management Corporation. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey graduated from Truman State University with a BS in Business Administration, with an emphasis in Finance, and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation.

Michael P. Finnegan, CFA. Mr. Finnegan is Chief Investment Officer for Principal Management Corporation. Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal’s investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates’ consulting

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division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University.

Randy L. Welch. Mr. Welch is a Vice President of Principal Management Corporation. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an MBA from Drake University.

The Sub-Advisors
Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by Principal. Information regarding the Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in each of the Funds.

Sub-Advisor:	AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below for the Partners SmallCap Growth Fund I operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

The management of and investment decisions for the Partners LargeCap Value Fund’s portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser’s large internal research staff. No one person is principally responsible for making recommendations for the Fund’s portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund’s portfolio are: Marilyn Fedak, John Mahedy, John Phillips and Chris Marx.

Day-to-day
Fund	Fund Management

Partners LargeCap Value	Marilyn G. Fedak John Mahedy Chris Marx John D. Phillips, Jr.
Partners SmallCap Growth I	Bruce K. Aronow N. Kumar Kirpalani Samantha S. Lau Wen-Tse Tseng

Bruce K. Aronow, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining AllianceBernstein in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member

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of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.

Marilyn G. Fedak, CFA. Ms. Fedak joined AllianceBernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the US Large Cap Value Equity Investment Policy Group. Ms. Fedak serves on AllianceBernstein’s Management Executive Committee and is also a Director of SCB Inc. She earned a BA from Smith College and an MBA from Harvard University. She has also earned the right to use the Chartered Financial Analyst designation.

N. Kumar Kirpalani, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.

Samantha S. Lau, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.

John Mahedy, CPA. Mr. Mahedy was named Co-CIO–US Value equities in 2003. He continues to serve as director of research–US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst at AllianceBernstein’s institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001. He earned a BS and an MBA from New York University.

Christopher W. Marx. Mr. Marx joined AllianceBernstein in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Mr. Marx earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.

John D. Phillips, Jr., CFA. Mr. Phillips joined AllianceBernstein in 1994 and is a senior portfolio manager and member of the US Value Equities Investment Policy Group. He is also chairman of AllianceBernstein’s Proxy Voting Committee. Mr. Phillips earned a BA from Hamilton College and an MBA from Harvard University. He has also earned the right to use the Chartered Financial Analyst designation.

Wen-Tse Tseng. Mr. Tseng, Vice President and Portfolio Analyst/Manager, joined Alliance Bernstein in 2006 and is responsible for research and portfolio management for the US Small/SMD Cap Growth healthcare sector. Prior to joining the firm, he spent four years as the healthcare portfolio manager for the small-cap growth team at William D. Witter (the same team had previously managed assets for Weiss, Peck & Greer). Prior to that, Mr. Tseng was a senior healthcare analyst at JP Morgan Flemming Asset Management for a year and a half. Mr. Tseng holds a BS from National Taiwan University, an MS in Molecular Genetics and Microbiology from Robert Wood Johnson Medical School-University of Medicine and Dentistry of New Jersey, and an MBA from Graziadio School of Business and Management at Pepperdine University, Location: New York.

Sub-Advisor:	American Century Investment Management, Inc. (“American Century”) was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111.

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

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Day-to-day
Fund	Fund Management

Partners LargeCap Growth II	Prescott LeGard Gregory Woodhams
Partners LargeCap Value II	Brendan Healy Charles A. Ritter

Brendan Healy, CFA. Mr. Healy, Vice President and Portfolio Manager, has been a member of the team that manages Large Cap Value since he joined American Century in April 2000 and has been a Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst. He has a Bachelor’s degree in Mechanical Engineering from the University of Arizona and an MBA from the University of Texas-Austin. He has earned the right to use the Chartered Financial Analyst designation.

Prescott LeGard, CFA. Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.

Charles A. Ritter, CFA. Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Cap Value since July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a Bachelor’s degree in Mathematics and a Master’s degree in Economics from Carnegie Mellon University as well as an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.

Gregory J. Woodhams, CFA. Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor’s degree in Economics from Rice University and a Master’s degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Ark Asset Management Co., Inc. (“Ark Asset”) is an independent, 100% employee owned investment management firm. Ark Asset’s offices are located at 125 Broad Street, New York, NY 10004.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

Partners SmallCap Value	Coleman M. Brandt William G. Charcalis

Coleman M. Brandt. Vice Chairman, Senior Portfolio Manager, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He earned an MBA from the Harvard Graduate School of Business Administration and a BS from the Philadelphia Textile Institute.

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William G. Charcalis. Managing Director, Senior Portfolio Manager, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was a Portfolio Manager at the IBM Retirement Funds. He earned a BS from the University of Southern California.

Sub-Advisor:	Barrow, Hanley, Mewhinney & Strauss (“BHMS”) is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly owned subsidiary of Old Mutual Asset Managers (US) LLC, which is a wholly owned subsidiary of Old Mutual plc. BHMS’s address is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.

The day-to-day portfolio management is shared by two or more portfolio managers. The Portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

MidCap Value	James P. Barrow Mark Giambrone

James P. Barrow. During Mr. Barrow’s investment career, he has worked as a securities analyst and portfolio manager for several major institutions including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. In 1973 joined Republic National Bank of Dallas as a portfolio manager, where he worked with Tim Hanley and John Strauss. He later was placed in charge of the Employee Benefit Portfolio Group and was a member of the Trust Investment Committee until the founding of BHMS in 1979. He earned a BS from the University of South Carolina.

Mark Giambrone, CPA. Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal. Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and earned an MBA from the University of Chicago.

Sub-Advisor:	Columbus Circle Investors (“CCI”) is an affiliate of PGI and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902.

Clifford G. Fox is the lead portfolio manager and Michael Iacono is the assistant portfolio manager. Mr. Fox has the final decision making authority, but relies on Mr. Iacono as the analyst and researcher for stock ideas. Additionally, Mr. Iacono has the authority to execute trades in Mr. Fox’s absence.

Day-to-day
Fund	Fund Management

LargeCap Growth	Anthony Rizza
MidCap Growth	Clifford G. Fox Michael Iacono
Partners SmallCap Growth III	Clifford G. Fox

Clifford G. Fox, CFA. Mr. Fox, portfolio manager, joined CCI in 1992. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the

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right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

Michael Iacono, CFA. Managing Director/Co-Portfolio Manager. Mr. Iacono joined Columbus Circle Investors in February, 1997 and rejoined in March, 2000 after a 10 month absence at Bedford Oak Advisors. During Mr. Iacono’s first years at CCI, he held the positions of Research Associate, Securities Analyst, and Senior Securities Analyst. During his 10 month absence, he held the position of portfolio manager at the investment partnership. Mr. Iacono also previously worked at Arthur Andersen, L.L.P. as a Senior Audit and Business Advisor. Mr. Iacono received his B.S. from Boston College. Mr. Iacono is a Certified Public Accountant and has earned the right to use the Chartered Financial Analyst designation. He is a member of the New York Society of Security Analysts.

Anthony Rizza, CFA. Mr. Rizza, portfolio manager, joined CCI in 1991. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

Sub-Advisor:	Dimensional Fund Advisors LP (“Dimensional”), located at 1299 Ocean Avenue, Santa Monica, CA 90401, is a registered investment advisor.

Dimensional uses a team approach in managing the Partners SmallCap Value Fund II. The investment team includes the Investment Committee of Dimensional, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. As of the date of this Prospectus the Investment Committee has seven members. Investment decisions for the Portfolio are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and review all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Robert T. Deere coordinates the efforts of all other portfolio managers and trading personnel with respect to domestic equity portfolios. For this reason, Dimensional has identified Mr. Deere as primarily responsible for coordinating the day-to-day management of the Fund.

Mr. Deere is a Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a B.S. and a B.A. from the University of California at San Diego. Mr. Deere joined Dimensional in 1991 and has been responsible for the domestic equity portfolios since 1994.

The statement of additional information provides information about Mr. Deere’s compensation, other accounts managed by Mr. Deere, and Mr. Deere’s ownership of Fund shares.

Sub-Advisor:	Edge Asset Management, Inc. (“Edge”) is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 601 Union Street, Suite 2200, Seattle, WA 98101-1377.

The day-to-day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

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Day-to-day
Fund	Fund Management

Equity Income I	Joseph T. Suty
High Yield II	Gary J. Pokrzywinski
Income	John R. Friedl
MidCap Stock	Daniel R. Coleman
Mortgage Securities Fund	Craig V. Sosey
Short-Term Income	Craig V. Sosey
SAM Balanced Portfolio	Michael D. Meighan Randall L. Yoakum
SAM Conservative Balanced Portfolio	Michael D. Meighan Randall L. Yoakum
SAM Conservative Growth Portfolio	Michael D. Meighan Randall L. Yoakum
SAM Flexible Income Portfolio	Michael D. Meighan Randall L. Yoakum
SAM Strategic Growth Portfolio	Michael D. Meighan Randall L. Yoakum
West Coast Equity	Philip M. Foreman

Daniel R. Coleman. Mr. Coleman, Portfolio Manager of Edge, leads a team of investment professionals that is responsible for the management of the Equity Funds for which Edge serves as sub-advisor (Equity Income I, MidCap Stock, and West Coast Equity). Mr. Colemen has had primary responsibility for the day-to-day management of the predecessor MidCap Stock Fund, since December 2001. Mr. Coleman joined Edge in October 2001. Prior to that, he was Vice President and Senior Manager of Business Development at InfoSpace,Inc./Go2Net from 2000 until 2001, and Member and General Partner of Brookhaven Capital Management LLC/Clyde Hill Research from 1989 until 2000.

Philip M. Foreman, CFA. Mr. Foreman, Portfolio Manager of Edge, has been responsible for the day-to-day management of the predecessor West Coast Equity Fund since 2002. Mr. Foreman has been employed by Edge since January of 2002. Prior to that, Mr. Foreman was Senior Vice President and Equity Mutual Fund Manager at Evergreen Asset Management Co. from 1999 until 2002, and Vice President and Senior Portfolio Manager at Edge from 1991 until 1999.

John R. Friedl, CFA. Mr. Friedl, Portfolio Manager, has been co-manager of the predecessor Income Fund with Gary J. Pokrzywinski since March 2005. He has been employed as an investment professional at Edge since August 1998. He is responsible for the day-to-day management of the Fund.

Michael D. Meighan, CFA. Mr. Meighan, Portfolio Manager-Asset Allocation of Edge, was responsible for co-managing the predecessor SAM Portfolios with Mr. Yoakum (see below) beginning March 2003. Mr. Meighan joined Edge in 1999. Between 1993 and 1999, he was employed with Mr. Yoakum at D.A. Davidson & Co. as a Portfolio Manager and Senior Analyst for its asset allocation product.

Gary J. Pokrzywinski, CFA. Mr. Pokrzywinski, Chief Investment Officer of Edge. Since March 2005, he has been responsible for co-managing the predecessor Income Fund with John Friedl. As co-manager, Mr. Pokrzywinski contributes to the establishment of the philosophy and long term structure of the Fund. Between 1992 and March 2005 he had primary responsibility for the day-to-day management of the Income Fund. Mr. Pokrzywinski has been employed by Edge since July 1992.

Craig V. Sosey. Mr. Sosey, Portfolio Manager of Edge, has had primary responsibility for the day-to-day management of the predecessor Short Term Income and predecessor U.S. Government Securities Funds since January 2000 and November 1998, respectively. He has been employed by Edge since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years.

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Joseph T. Suty, CFA. Mr. Suty, Portfolio Manager of Edge, has been responsible for the day-to-day management of the predecessor Equity Income Fund since October 2005. Prior to joining Edge in September 2005, Mr. Suty managed personal and foundation portfolios from January 2005 until August 2005. From December 1991 until December 2004, Mr. Suty was a portfolio manager of large-cap value stocks at Washington Capital Management, Inc., where he was a principal and director of the firm.

Randall L. Yoakum, CFA. Mr. Yoakum, Chief Investment Strategist and Head of Asset Allocation of Edge, led a team of investment professionals in managing the predecessor SAM Portfolios beginning January 1999. Between 1997 and 1999, Mr. Yoakum was Chief Investment Officer for D.A. Davidson & Co. Between 1994 and 1997, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen’s Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors) for eight years.

Sub-Advisor:	Emerald Advisers, Inc. (“Emerald”) is a wholly owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald’s offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601.

Day-to-day
Fund	Fund Management

Partners SmallCap Growth II	Joseph W. Garner Kenneth G. Mertz II Stacey L. Sears

Joseph W. Garner. Mr. Garner joined Emerald in 1994 and serves as Director of Emerald Research and Portfolio Manager. Prior to joining Emerald, Mr. Garner was the Program Manager of the Pennsylvania Economic Development Financing Authority (PEDFA); an Economic Development Analyst with the PA Department of Commerce’s Office of Technology Development; and an Industry Research Analyst with the Pittsburgh High Technology Council. Mr. Garner earned an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.

Kenneth G. Mertz II, CFA. Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc. Formerly he served as Past Trustee, Vice President of the Emerald Mutual Funds (1992-2005) and Chief Investment Officer of the Pennsylvania State Employees’ Retirement System (1985-1992). He earned a BA in Economics from Millersville University.

Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz, Ms. Sears and Mr. Garner work as a team developing strategy.

Stacey L. Sears. Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. She is co-manager of the Forward Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears earned a BS in Business Administration from Millersville University and an MBA from Villanova University.

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Sub-Advisor:	Essex Investment Management Company, LLC (“Essex”) is a Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients. Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Its address is 125 High Street, 29th Floor, Boston, MA 02110.

Day-to-day
Fund	Fund Management

Partners SmallCap Growth II	Nancy B. Prial

Nancy B. Prial, CFA. Ms. Prial is a Portfolio Manager and Senior Principal on the Essex Small-Micro Cap Growth and Small-Mid Cap Growth strategies. Prior to joining the firm, she spent six years at The Burridge Group, LLC as Vice President and Chief Investment Officer and four years at the Twentieth Century Division of American Century Investors. She began her investment career in 1984 at Frontier Capital Management as a fundamental analyst and portfolio manager. Ms. Prial graduated from Bucknell University with a BS in Electrical Engineering and a BA in Mathematics. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Goldman Sachs Asset Management, L.P. (“GSAM”) has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”). GSAM’s principal office is located at 32 Old Slip, New York, NY 10005.

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

Partners LargeCap Blend I	Andrew Alford Melissa R. Brown Mark Carhart Robert C. Jones
Partners MidCap Value I	Dolores Bamford Andrew Braun Scott Carroll Sean Gallagher Eileen Rominger

Andrew Alford. Mr. Alford is a Managing Director and Senior Portfolio Manager at GSAM. Mr. Alford joined the Investment Adviser as a researcher in 1998 and has taken on portfolio management responsibilities for the long-only Structured Funds in 2007.

Dolores Bamford. Ms. Bamford is a Managing Director and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, Ms. Bamford was a portfolio manager at Putnam Investments for various products since 1991.

Andrew Braun. Mr. Braun is a Managing Director and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.

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Melissa R. Brown, CFA. Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity (“GQE”) group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.

Mark Carhart. Mr. Carhart is a Co-Chief Investment Officer and a Managing Director at GSAM. Mr. Carhart joined the Investment Adviser in 1997 within the Quantitative Investment Strategies group and has taken on portfolio management responsibilities for the Structured Funds in 2007.

Scott Carroll, CFA. Mr. Carroll is a Vice President and Portfolio Manager at GSAM. Mr. Carroll joined GSAM as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds. He has earned the right to use the Chartered Financial Analyst designation.

Sean Gallagher. Mr. Gallagher is a Managing Director and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.

Robert C. Jones, CFA. Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.

Eileen Rominger. Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manager at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.

Sub-Advisor:	J.P. Morgan Investment Management Inc. (“J.P. Morgan”), 245 Park Avenue, New York, NY 10167 is an indirect wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), a bank holding company. J.P. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

High Yield	James E. Gibson William J. Morgan James P. Shannahan, Jr.
Partners Global Equity	Matthew Beesley Edward Walker Howard Williams
Partners SmallCap Value I	Christopher T. Blum Dennis S. Ruhl

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Matthew Beesley, CFA. Mr. Beesley is a portfolio manager in J.P. Morgan’s Global Equities Team, based in London. An employee since 2002, he was previously a portfolio manager at Merrill Lynch Investment Managers, responsible for global equity mandates. Prior to this, Mr. Beesley was a global and emerging markets equity analyst. He holds a BA (Hons) in Politics and Modern History from the University of Manchester and is a CFA Charterholder.

Christopher T. Blum, CFA. Managing Director of J.P. Morgan. Mr. Blum is a portfolio manager in the U.S. Quantitative Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years with J.P. Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his BBA in Finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.

James E. Gibson. Mr. Gibson is Vice President, Head Trader and co-Portfolio Manager for all high yield mandates. Mr. Gibson has 19 years of experience in high yield and distressed investments. He become an employee of JP Morgan Investment Management in March 2005 and prior to that time held the multiple high yield management roles at Banc One High Yield Partners, LLC and Pacholder Associates, Inc. since 1988. Mr. Gibson is a member of the High Yield Management Review Committee, which oversees all investment function, includes the determination an execution of investment strategy to each high yield client account. Mr. Gibson holds a B.S. in Finance from the University of Cincinnati College of Business Administration.

William J. Morgan. Mr. Morgan, Managing Director, is the Senior Portfolio Manager and team leader for the High Yield Team. He has been actively involved in the management of high yield portfolios as a portfolio manager and as a member of the High Yield Team’s Management Review Committee since 1984. The High Yield Management Review Committee, which overseas all investment functions, includes the determination and execution and investment strategy for each high yield client account. Mr. J.P. Morgan has 25 years of investment experience. he became an employee of JPMorgan Investment Management in March 2005 and prior to that time held the same role at Banc One High Yield Partners, LLC and Pacholder Associates, Inc. Mr. Morgan holds a B.A. in History from Kenyon College and a Masters in Business Administration from Xavier University.

Dennis S. Ruhl, CFA. Mr. Ruhl, Vice President of J.P. Morgan, joined the company in 1999. He is a portfolio manager in the U.S. Quantitative Small Cap Equity Group. His current responsibilities include managing structured small cap core and value accounts. Previously, he worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl earned Bachelor’s degrees in Mathematics and Computer Science and a Master’s degree in Computer Science, all from MIT. He has earned the right to use the Chartered Financial Analyst designation.

James P. Shanahan, Jr. Mr. Shanahan is Managing Director and Portfolio Manager for distressed and special situations and CBO portfolios and focuses on higher risk credits, including distressed and special situations investment, in high yield mandates. Mr. Shanahan has 21 year of experience in high yield and distressed investments. He became an employee of JPMorgan Investment Management in March 2005 and prior to that time held the same role at Banc One High Yield Partners, LLC and Pacholder Associates, Inc. Mr. Shanahan holds a B.A. from Xavier University and a J.D. from the University of Cincinnati College of law.

Edward Walker, CFA. Mr. Walker is a portfolio manager in J.P. Morgan’s Global Equities Team, based on London. He is manager of the JP Morgan Fleming Overseas Investment Trust, open-ended global retail funds and co-manages the JPMorgan Total Return Fund. Previously Mr. Walker held a range of analyst positions, most recently as the global sector specialist responsible for technology. He joined the Global Equities Team in 1997 as a graduate trainee and holds an MA in Economics from Cambridge University. He has earned the right to use the Chartered Financial Analyst designation.

Howard Williams. Mr. Williams is a managing director and head of J.P. Morgan’s Global Equities Team, based in London, responsible for multi-market investment in JPMorgan Fleming. An employee since 1994, Mr. Williams was previously employed at Shell Pensions in London as senior portfolio manager and head of UK equities. Prior to this, he managed global invested offshore pension funds. Mr. Williams also was with Kleinwort Benson Investment Management and with James Capel & Co. He holds an MA in Geography from Cambridge University.

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Sub-Advisor:	Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park, New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity portfolios for institutional clients. Its address is 100 Campus Drive, Florham Park, NJ 07932-0650.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

Partners MidCap Growth II	Bruce Jacobs Ken Levy
Partners MidCap Value	Bruce Jacobs Ken Levy

Bruce Jacobs, Ph.D. Dr. Jacobs serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Dr. Jacobs was Senior Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. Dr. Jacobs earned a BA from Columbia College, an MS in Operations Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University, and an MA in Applied Economics and a Ph.D. in Finance from the University of Pennsylvania’s Wharton School.

Ken Levy, CFA. Mr. Levy serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Mr. Levy was Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. He earned a BA in Economics from Cornell University and an MBA and an MA in Business Economics from the University of Pennsylvania’s Wharton School. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Lehman Brothers Asset Management LLC (“Lehman Brothers”), 190 South LaSalle Street, Chicago, IL 60603, is a wholly-owned subsidiary of Lehman Brothers Holdings, Inc., a publicly-owned holding company. Lehman Brothers offers a wide range of investment advisory services to meet the need of clients with diverse investment objectives.

The day-to-day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

High Yield	Ann H. Benjamin Thomas P. O’Reilly

Ann H. Benjamin. Ms. Benjamin is a Managing Director and joined the Firm in 1997. Ms. Benjamin is the Chief Investment Officer and lead portfolio manager for high yield portfolios and blended credit strategies. She directs all aspects of the high yield business including research, trading and portfolio management. Ms. Benjamin serves on the Advisory Committee to the Firm’s Board of Directors, the Steering Committee, and is a member of the investment team setting overall portfolio strategy. She came to the Firm with 16 years of experience in the investment business,

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including eight years at Stein Roe. Other experience includes Allstate Insurance Company, where she co-managed high yield assets and Westinghouse Credit Corporation, Where she managed high yield, mezzanine debt and equity securities. She is a graduate of Chatham College, earning a BA degree in Economics, and Carnegie Mellon University where she earned a Master’s degree in Finance.

Thomas P. O’Reilly. Mr. O’Reilly is a Senior Vice President and joined the Firm in 1997. Mr. O’Reilly serves as a portfolio manager for high yield and blended credit portfolios. He is a member of the investment team setting overall portfolio strategy. Mr. O’Reilly had previously been a high yield analyst for Stein Roe and for BankAmerica. He has a BS in Finance from Indiana University, an MBA from Loyola University, and has been awarded the Chartered Financial Analyst designation.

Sub-Advisor:	Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, CA 90025.

The day-to-day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

Partners MidCap Value I	David R. Borger Christine M. Kugler Stuart K. Matsuda Hal W. Reynolds Thomas D. Stevens
Partners SmallCap Value	David R. Borger Christine M. Kugler Stuart K. Matsuda Hal W. Reynolds Thomas D. Stevens

David R. Borger, CFA. Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm’s proprietary stock selection model). Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He earned a BS from the Wittenberg University and an MA and MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.

Christine M. Kugler. Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She earned a BA from the University of California, Santa Barbara.

Stuart K. Matsuda. Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management’s Director of Trading. He earned a BBA from the University of Hawaii and an MBA from California State University Northridge.

Hal W. Reynolds, CFA. Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm’s asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

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Thomas D. Stevens, CFA. Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens earned a BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	MacKay Shields LLC (“MacKay Shields”) was founded in 1938 as an economic consulting firm and became a registered investment advisor in April 1969. At that time, the firm began managing domestic equity accounts for U.S. tax-exempt clients. MacKay Shields has one office that is located at 9 West 57th Street, New York, NY 10019. All aspects of investment management and client service are conducted from this location.

The day-to-day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

Partners MidCap Growth II	Robert J. Centrella Edmund C. Spelman

Robert J. Centrella, CFA. Mr. Centrella is a Managing Director Portfolio Manager/Research Analyst Equity Division and joined MacKay Shields in 1996 as a Portfolio Manager/Research Analyst in the Equity Division. He received a BS in Accounting from the University of Scranton and an MBA in Finance from George Mason University. He has earned the right to use the Chartered Financial Analyst designation.

Edmund C. Spelman. Mr. Spelman Senior Managing Director and Head of the Growth Equity Division; he leads the Partners MidCap Growth Fund II investment team. Mr. Spelman has worked for MacKay Shields since 1991. Mr. Spelman earned a BA and an MS from the University of Pennsylvania.

Sub-Advisor:	Mazama Capital Management, Inc. (“Mazama”) is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97258.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

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Partners SmallCap Growth III	Stephen C. Brink Gretchen Novak Joel Rubenstein Ronald A. Sauer

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Stephen C. Brink, CFA. Mr. Brink, Senior Vice President, is a co-founder of Mazama and has been a Portfolio Manager and Director of Research since the firm was founded in 1997. Mr. Brink conducts research and supports Mr. Sauer in portfolio construction for the Fund. He also oversees research information flow and quality. He received his BS Business Administration from Oregon State University in 1977 and has earned the right to use the Chartered Financial Analyst designation.

Gretchen Novak, CFA. Ms. Novak joined Mazama in 1999. Ms Novak is responsible for researching small & mid cap growth consumer discretionary and consumer staple companies and participates in the security selection process for the Fund(s). She also serves as Portfolio Manager, supporting Mr. Sauer and Mr. Brink in the overall management of the Fund(s). She earned her BA in Business Administration with concentration in finance from the University of Washington in 1994, graduating cum laude and elected to Phi Beta Kappa and Beta Gamma Sigma honor society. She has earned the right to use the Chartered Financial Analyst designation.

Joel Rubenstein. Mr. Rubenstein serves as an Associate Portfolio Manager, supporting the overall management of the Fund(s). He has worked as an equity research analyst for Mazama for the last four years. Prior to joining Mazama, he was employed by Banc of America Securities for two years as a senior equity research associate in the technology group. Mr. Rubenstein earned a MBA in finance and a Bachelor of Arts degree in Economics form UCLA.

Ronald A. Sauer. Mr. Sauer, Chief Investment Officer, is the founder of Mazama and has been its Chief Executive Officer and Senior Portfolio Manager since the founding of the firm in 1997. Mr. Sauer has overall responsibility for the management of the Investment Team, oversees the portfolio construction process, conducts research and participates in the security selection process for the Fund(s). Mr. Sauer received his BA Finance from the University of Oregon in 1980.

Sub-Advisor:	Mellon Capital Management Corporation (“Mellon Capital”), 500 Grant Street, Suite 4200, Pittsburgh, PA 15258. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation (“Mellon”).

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

Partners MidCap Growth I	Adam T. Logan John O’Toole
Partners SmallCap Blend	Ronald P. Gala Peter D. Goslin
Partners SmallCap Value I	Ronald P. Gala Peter D. Goslin

Ronald P. Gala, CFA. Mr. Gala is a Senior Vice President and principal of Mellon Capital and joined the firm in 1993. Mr. Gala earned an MBA in Finance from the University of Pittsburgh and a BS in Business Administration from Duquesne University. He has earned the right to use the Chartered Financial Analyst designation.

Peter D. Goslin, CFA. Mr. Goslin is a Vice President and Portfolio Manager with Mellon Capital. Before joining Mellon Capital in 1999, Mr. Goslin spent over four years with Merrill Lynch. During his tenure with Merrill, he worked as a NASDAQ market maker and an equity index options proprietary trader. Prior to that, he ran Merrill’s S&P options desk at the Chicago Mercantile Exchange. Mr. Goslin earned his MBA in Finance at the University of Notre Dame Graduate School of Business following a BS in Finance from St. Vincent College. He has earned the right to use the Chartered Financial Analyst designation.

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Adam T. Logan, CFA. Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Capital. Previously, he performed duties as a financial analyst in Mellon Financial Corporation’s corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

John O’Toole, CFA. Joining the company in 1990, Mr. O’Toole is a Senior Vice President and a principal of Mellon Capital. Mr. O’Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Neuberger Berman Management, Inc. (“Neuberger Berman”) is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. The two firms continue an asset management history that began in 1939. Neuberger Berman is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

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Fund	Fund Management

Partners MidCap Value	S. Basu Mullick

S. Basu Mullick. Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned an MA in Economics and a Ph.D., ABD Finance from Rutgers University.

Sub-Advisor:	Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

Bond & Mortgage Securities	William C. Armstrong Timothy R. Warrick
Disciplined LargeCap Blend	Jeffrey A. Schwarte
Diversified International	Paul H. Blankenhagen Juliet Cohn Chris Ibach
Government & High Quality Bond	Brad Fredericks Lisa A. Stange

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Day-to-day
Fund	Fund Management

High Quality Intermediate-Term Bond	William C. Armstrong Timothy R. Warrick
Inflation Protection	Bryan C. Davis Martin J. Schafer
International Emerging Markets	Michael Ade Mihail Dobrinov Michael L. Reynal
International Growth	Steve Larson John Pihlblad
LargeCap S&P 500 Index	Dirk Laschanzky Scott W. Smith
LargeCap Value	Arild Holm John Pihlblad Jeffrey Schwarte
MidCap Blend	K. William Nolin
MidCap S&P 400 Index	Dirk Laschanzky Scott W. Smith
MidCap Value	Stephen Musser Jeffrey A. Schwarte
Money Market	Tracy Reeg Alice Robertson
Principal LifeTime 2010	Dirk Laschanzky
Principal LifeTime 2015	Dirk Laschanzky
Principal LifeTime 2020	Dirk Laschanzky
Principal LifeTime 2025	Dirk Laschanzky
Principal LifeTime 2030	Dirk Laschanzky
Principal LifeTime 2035	Dirk Laschanzky
Principal LifeTime 2040	Dirk Laschanzky
Principal LifeTime 2045	Dirk Laschanzky
Principal LifeTime 2050	Dirk Laschanzky
Principal LifeTime 2055	Dirk Laschanzky
Principal LifeTime Strategic Income	Dirk Laschanzky
Short-Term Bond	Zeid Ayer Craig Dawson
SmallCap Blend	Thomas Morabito Phil Nordhus
SmallCap Growth	Mariateresa Monaco
SmallCap S&P 600 Index	Dirk Laschanzky Scott W. Smith
SmallCap Value	Thomas Morabito
Ultra Short Bond	Zeid Ayer Craig Dawson

Michael Ade, CFA. Mr. Ade is a research analyst and serves as a co-portfolio manager for Principal Global Investors. Based in Singapore, his company research focus encompasses the consumer, health care and non-bank financial sectors. Mr. Ade joined the firm in 2001. He received a bachelor’s degree in finance from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

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William C. Armstrong, CFA. Mr. Armstrong is a portfolio manager for PGI. He manages multi-sector portfolios that invest in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns, and agencies. He joined the firm in 1992. Previously he served as a commissioned bank examiner at Federal Deposit Insurance Commission. He earned a Master’s degree from the University of Iowa and a Bachelor’s degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

Zeid Ayer, Ph.D., CFA. Mr. Ayer is a portfolio manager at PGI. He is a co-manager of the ultra short and short-term bond portfolios. He is also head of the Structured Debt group that covers asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). He joined PGI in 2001 and is the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, Mr. Ayer was an assistant vice president at PNC Financial Services Group. He earned a doctorate in Physics from the University of Notre Dame, a master’s in Computational Finance from Carnegie Mellon University and a Bachelor’s degree in Physics from St. Xavier’s College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.

Paul H. Blankenhagen, CFA. Mr. Blankenhagen joined the firm in 1992 and was named a portfolio manager in 2000. He is responsible for developing portfolio strategy and the ongoing management of core international equity portfolios. He earned a Master’s degree from Drake University and a Bachelor’s degree in Finance from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.

Juliet Cohn. Ms. Cohn is a portfolio manager at PGI. She co-manages the core international equity portfolios, with an emphasis on Europe and on the health care sector. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a Bachelor’s degree in Mathematics from Trinity College, Cambridge England.

Bryan C. Davis, CFA. Mr. Davis is a senior trader/research analyst for Principal Global investors. He is responsible for trading mortgage-backed securities and developing investment strategies related to mortgages and derivatives. Mr. Davis joined the firm in 1993 as a servicing valuation director for Principal Residential Mortgage. He can became the director of servicing hedging in 2002 before moving into his current position in 2004. Mr. Davis received a bachelor’s degree in finance from University of lowa. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Craig Dawson, CFA. Mr. Dawson is a portfolio manager at PGI. He is co-manager of the ultra short and short term bond portfolios. He joined the firm in 1998 as a research associate, then moved into a portfolio analyst role before moving into a portfolio manager position in 2002. He earned an MBA and a Bachelor’s degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

Mihail Dobrinov, CFA. Mr. Dobrinov is a research analyst and serves as a co-portfolio manager for PGI. He specializes primarily in the analysis of companies in the industrial sector, and serves as co-manager for diversified emerging markets portfolios. He joined the firm as an international and emerging market debt and currency specialist in 1995 and joined the equities team in 2002. Mr. Dobrinov received an MBA in finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mihail does not provide legal services on behalf of any of the member companies of the Principal Financial Group.)

Brad Fredericks. Mr. Fredericks is a portfolio manager at PGI. He is responsible for co-managing the government securities accounts. His responsibilities include general portfolio overview and security analysis. He joined the firm in 1998 as a financial accountant and was named a portfolio manager in 2002. Previously, Mr. Fredericks was an assistant trader at Norwest Mortgage. He earned a Bachelor’s degree in Finance from Iowa State University. Mr. Fredericks is a Fellow of the Life Management Institute (FLMI).

Arild Holm, CFA . Mr. Holm is a portfolio manager at PGI. He specializes in the management of large cap value portfolios and also provides analyst coverage of domestic energy companies. Before joining Principal in 2002,

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Mr. Holm was an investment officer with the University of California. Previously, he spent five years with the Colorado Public Employees’ Retirement Association (PERA) as an energy portfolio manager and three years as an oil and gas analyst with Hanifen, Imhoff, Inc. Mr. Holm earned an MBA in Finance from the University of Colorado and a Bachelor’s degree in Management Sciences from the University of Manchester Institute of Science and Technology (England). He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Christopher Ibach, CFA. Mr. Ibach is an associate portfolio manager and equity research analyst at PGI. He specializes primarily in the analysis of international technology companies, with a particular emphasis on semi-conductor research. Prior to joining PGI in 2000, he gained six years of related industry experience with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor’s degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Steven Larson, CFA. Mr. Larson is an portfolio manager for Principal. He is responsible for co-managing Principal’s international growth portfolio as well as covering the utilities sector for core international portfolios. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. He earned an MBA in Finance from the University of Minnesota and a Bachelor’s degree from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky, CFA. Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Mr. Laschanzky shares responsibility for the day-to-day management of the Principal LifeTime Funds with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Mr. Laschanzky develops, implements, and monitors the Funds’ strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Mr. Laschanzky sets.

Mariateresa Monaco. Ms. Monaco is a portfolio manager and member of the domestic small-cap equity team at PGI. She serves as lead portfolio manager for the small-cap growth portfolios. Ms. Monaco joined PGI in 2005 with a decade of prior equity investment experience with Fidelity Management and Research in Boston where she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master’s degree in Electrical Engineering from Northeastern University. She also earned a Master’s degree in Electrical Engineering from Politecnico di Torino, Italy.

Thomas Morabito, CFA. Mr. Morabito leads the small-cap portfolio management team for PGI and is the portfolio manager on the small-cap value portfolios. Prior to joining PGI in 2000, he managed the Structured Small Cap Fund for Invesco Management & Research. He earned an MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.

Stephen B. Musser, CFA. Mr. Musser is a portfolio manager at PGI. He specializes in the management of mid cap value portfolios and also provides analyst coverage of companies in the financial services industry. Mr. Musser joined the firm in 2001. Previously, he was an analyst for A.G. Edwards & Sons. He earned an MBA in Finance and a Bachelor’s degree in Economics from the University of Missouri. He has earned the right to use the Chartered Financial Analyst designation.

K. William Nolin, CFA. Mr. Nolin is a portfolio manager for PGI. He serves as the portfolio manager for the firm’s international small-cap equity portfolios. He joined the firm in 1994. He earned an MBA from the Yale School of Management and a Bachelor’s degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

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Phil Nordhus, CFA. Mr. Nordhus joined PGI in 1990 and was previously involved in corporate acquisitions and divestitures before moving to the equity group in 2000. Most recently, he has been involved in managing the small-cap portfolios and has responsibility for managing the small-cap analyst team. Mr. Nordhus earned an MBA from Drake University and a Bachelor’s degree in Economics from Kansas State University. He has earned the right to use the Chartered Financial Analyst designation.

John Pihlblad, CFA. Mr. Pihlblad is a portfolio manager at PGI. He joined the firm in 2000 and led the development of PGI’s Global Research Platform. He has over 25 years experience in creating and managing quantitative investment systems. Prior to joining PGI, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He earned a BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

Tracy Reeg. Ms. Reeg is a portfolio manager at PGI. She is involved in the portfolio management of money market portfolios. She joined the firm in 1993 and began trading and portfolio management duties in 2000. Ms. Reeg earned a Bachelor’s degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).

Michael L. Reynal. Mr. Reynal is a portfolio manager at PGI. He specializes in the management of emerging markets portfolios, as well as regional Asian equity portfolios. Prior to joining PGI in 2001, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. Mr. Reynal earned an MBA from the Amos Tuck School at Dartmouth College, an MA in History from Christ’s College at the University of Cambridge and a BA in History from Middlebury College.

Alice Robertson. Ms. Robertson is a trader for PGI on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master’s degree in Finance and Marketing from DePaul University and her Bachelor’s degree in Economics from Northwestern University.

Martin J. Schafer. Mr. Schafer is a portfolio manager for PGI. He specializes in short-term and long duration portfolios, as well as the Inflation Protection Fund and stable value mandates. He also has experience in managing mortgage-backed securities. Mr. Schafer joined the firm in 1977 and in the early 1980s he developed the firm’s secondary mortgage marketing operation. In 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985, institutional portfolios in 1992 and stable value portfolios in 2000. He has earned a Bachelor’s degree in Accounting and Finance from the University of Iowa.

Jeffrey A. Schwarte, CFA, CPA. Mr. Schwarte is a portfolio manager at PGI. He manages the large-cap core portfolios and is co-portfolio manager on the midcap value strategies. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He earned a Bachelor’s degree in Accounting from the University of Northern Iowa. He has earned the right to use the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI).

Scott W. Smith. Mr. Smith is a research analyst and portfolio manager at Principal Global Investors. He is an analyst within the firm’s asset allocation and structured investments group. He also provides research assistance to various business units within Principal Global Investors. Mr. Smith joined the firm in 1999. He received a bachelor’s degree in finance from Iowa State University.

Lisa A. Stange, CFA. Ms. Stange is a portfolio manager and strategist for PGI. She is responsible for managing the government securities portfolios and the mortgage-backed securities (MBS) within the multi-sector portfolios. As a strategist, Ms. Stange is involved in the formulation of broad investment strategy, quantitative research and product development. Previously, she was co-portfolio manager for U.S. multi-sector portfolios. She joined the firm in 1989.

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Ms. Stange earned an MBA and a Bachelor’s degree from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.

Timothy R. Warrick, CFA. Mr. Warrick is a portfolio manager at PGI with responsibility for the corporate and U.S. multi-sector portfolios. He also serves as portfolio management team leader with responsibility for overseeing portfolio management function for all total return fixed income products. Prior to his portfolio management responsibilities with the firm, Mr. Warrick was a fixed income credit analyst and extensively involved in product development. He joined the firm in 1990. He received an MBA in Finance from Drake University and a Bachelor’s degree in Accounting and Economics from Simpson College. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Principal Real Estate Investors, LLC (“Principal - REI”), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal -REI’s address is 801 Grand Avenue, Des Moines, IA 50392.

The day-to-day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

Global Real Estate Securities	Simon Hedger Chris Lepherd Kelly D. Rush
Real Estate Securities	Kelly D. Rush

Simon Hedger. As a portfolio manager, Mr. Hedger directs the global real estate investment trust (REIT) activity for Principal Real Estate Investors, the dedicated real estate group of Principal Global Investors. Mr. Hedger serves as director, portfolio management at Principal Global Investors (Europe). He is head of a real estate investment team based in London and oversees the firm’s European real estate capability in real estate investment trusts (REITs) and listed property securities. He has over 27 years of property experience, including eight years in the United Kingdom followed by 17 years in Australia. This includes positions both as an analyst and as a portfolio manager. Prior to joining Principal Global Investors in 2003, he worked for Domaine Property Funds, managing the assets its property syndicates. Previously, he was a senior equities analyst at Prudential Bache/BNP Equities. His background also includes positions as fund manager for Paladin Commercial Trust and GEM Commercial Property Trust, as well as a variety of real estate related roles with Prudential Assurance Company in both Australia and the United Kingdom. Mr. Hedger earned an MBA from the University of New England and is an associate member of both the Royal Institute of Chartered Surveyors and of the Australian Property Institute. He is a U.K. qualified chartered surveyor (ARICS).

Chris Lepherd. Mr. Lepherd serves as director, portfolio management at Principal Global Investors (Australia) and is a senior member of the firm’s property securities team. Prior to joining the firm in April 2003 he had 12 years of property and investment banking experience across a broad spectrum of disciplines including property securities research, real estate valuation, corporate real estate consultancy and real estate acquisitions and divestitures. He provided property and equities investment advice to a range of institutional clients including National Australia Bank, Fairfax and Australian Ethical Investments. Prior to that, he was a senior equities analyst with Bankers Trust Australia, specializing in property. This role encompassed property market analysis and forecasts, the analysis and valuation of listed property securities and providing advice on IPOs and property development projects. Earlier in his career he held the roles of senior property analyst with JLW Advisory and property analyst with Knight Frank Hooker. Mr. Lepherd earned a Bachelor of Business (Land Economy) from the University of Western Sydney and a Graduate Diploma in

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Applied Finance and Investment from the Securities Institute of Australia. He is an Associate Member of the Australian Property Institute and Securities Institute.

Kelly D. Rush, CFA. As portfolio manager, Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI, the dedicated real estate group of Principal. He has been managing the real estate stock portfolio since 1997. Previously, Mr. Rush participated in structuring commercial mortgage loans for public real estate companies and the analysis of real estate investment trust issued bonds. He has been with the real estate investment area of the firm since 1987. He earned an MBA in Business Administration and a Bachelor’s degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Pyramis Global Advisors, LLC (formerly known as Fidelity Management & Research Company) (“Pyramis”) is the Sub-Advisor. Pyramis’s address is 53 State Street, Boston, MA 02109.

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Fund	Fund Management

Partners International	Cesar Hernandez

Cesar E. Hernandez, CFA. Mr. Hernandez is a Senior Vice President and Portfolio Manager at Pyramis. He developed the Select International discipline at Pyramis and has been responsible for managing Select International portfolios on behalf of institutional investors since the discipline’s inception. Mr. Hernandez earned his B.S from the Universidad Simon Bolivar and his M.B.A from Babson College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society.

Sub-Advisor:	Spectrum Asset Management, Inc. (“Spectrum”) is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

Preferred Securities	L. Phillip Jacoby Bernard M. Sussman

L. Phillip Jacoby. Mr. Jacoby is Sr. Vice President and Portfolio Manager for Spectrum and chairman of Spectrum’s Investment Committee. Prior to joining Spectrum in 1995, he was a senior investment officer as USL Capital Corporation, a subsidiary of Ford Motor Corporate, and co-managed a $600 million preferred stock portfolio. He earned his BS in Finance from Boston University.

Bernard M. Sussman. Mr. Sussman is Chief Investment Officer of Spectrum and Chair of its Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was a general partner and head of the Preferred Stock area of Goldman Sachs & Co. He was responsible for sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid (MIPS) market. He earned both an MBA in Finance and a Bachelor’s degree in Industrial Relations from Cornell University.

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Sub-Advisor:	T. Rowe Price Associates, Inc. (“T. Rowe Price”), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 69 years of investment management experience. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

Day-to-day
Fund	Fund Management

Partners LargeCap Blend	Anna M. Dopkin Richard T. Whitney (through March 31, 2008)
Partners LargeCap Growth I	Robert W. Sharps

Anna M. Dopkin, CFA. Ms. Dopkin serves as Chairman of the Investment Advisory Committee for the Fund. Ms. Dopkin is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Co-Director of U.S. Equity Research, and a member of the firm’s Equity Steering Committee. Prior to joining T. Rowe Price in 1996, she worked at Goldman Sachs in its Mortgage Securities Department in New York and London. Ms. Dopkin earned a B.S., magna cum laude, from The Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.

Robert W. Sharps, CFA, CPA. Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also the lead Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division and a member of the Equity Steering Committee. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation and the Certified Public Accountant accreditation.

Richard T. Whitney, CFA. Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of the firm’s Quantitative Equity Group and member of the Equity Steering Committee and Brokerage Control Committee. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.

Mr. Whitney serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he, along with Ms. Dopkin, is responsible for ensuring adherence to portfolio constraints and risk controls, as well as managing inter-analyst activity. Effective March 31, 2008, Mr. Whitney will no longer serve as a portfolio coordinator for the Fund.

Sub-Advisor:	Turner Investment Partners, Inc. (“Turner”) was founded in 1990. Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

Partners MidCap Growth	Tara R. Hedlund Christopher K. McHugh Jason D. Schrotberger

Principal Investors Fund	MANAGEMENT OF THE FUNDS 203
www.principal.com

Tara R. Hedlund, CFA, CPA. Ms. Hedlund joined Turner in 2000. Previously, she was an audit engagement senior at Arthur Andersen LLP. She has been in investment management since 1995. She earned a BBS in Accountancy from Villanova University. She has earned the right to use the Chartered Financial Analyst designation.

Christopher K. McHugh. Mr. McHugh, Vice President and Senior Portfolio Manager, joined Turner in 1990. Prior to joining Turner, he was a performance specialist at Provident Capital Management. He earned a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph’s University.

Jason D. Schrotberger, CFA. Mr. Schrotberger joined Turner in 2001. Previously, he was an investment analyst at BlackRock Financial Management. He has been in investment management since 1994. He earned a BA in Economics from Denison University and an MBA in Finance from the University of Illinois. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), a Delaware corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the “Group”) of UBS AG.

Investment decisions for the Partners LargeCap Value I Fund are made by investment management teams at UBS Global AM, including Thomas M. Cole, Thomas J. Digenan, John C. Leonard and Scott C. Hazen. No member of the investment management team is primarily responsible for making recommendations for portfolio purchases.

The day-to-day portfolio management for the Partners SmallCap Growth II Fund is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

Partners LargeCap Value I	Thomas M. Cole Thomas J. Digenan Scott C. Hazen John C. Leonard
Partners SmallCap Growth II	Paul A. Graham, Jr. David N. Wabnik

Thomas M. Cole, CFA. Mr. Cole joined UBS Global AM in 1985. Mr. Cole is responsible for the direction and oversight of the research group of the North American Core Equities Team. He is actively involved in security analysis and the portfolio construction process. Mr. Cole’s prior experience with the firm includes Senior Analyst (responsible for the retail, food, household and personal products, media, auto and auto parts sectors), managing the US Equity Trading Desk and serving as a Portfolio Manager in the US Fixed Income Group. He is a member of the CFA Institute and the Investment Analysts Society of Chicago. He received both his BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

Thomas J. Digenan, CFA, CPA. Mr. Digenan joined UBS Global AM in 1993. Mr. Digenan participates in the analysis and development of US Equity portfolio. He is responsible for communicating the firm’s equity strategy to clients and investment consultants. Mr. Digenan’s prior experience with the firm includes President of mutual funds and relationship funds organization. Prior to joining the firm, Mr. Digenan was a senior manager in the tax department of KPMG Peat Marwick working exclusively in the investment services industry. Mr. Digenan is a member of the CFA Institute, the Investment Analysts Society of Chicago and the American Institute of Certified Public Accounts.

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Paul A. Graham, Jr., CFA. Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

Scott C. Hazen, CFA. Mr. Hazen joined UBS Global AM in 1992 and participates in the analysis and development of U.S. Equity portfolios. Prior to joining the portfolio management team in 2004, Mr. Hazen served as a member of the firm’s global investment team responsible for providing client service and relationship management to the firm’s clients. He earned a BBA from the University of Notre Dame and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation and is a member of the Investment Analysts Society of Chicago.

John C. Leonard, CFA. Mr. Leonard joined UBS Global AM in 1991. Mr. Leonard is Head of North American Equities and is responsible for the development of sector and stock selection strategies within this market. In addition, he is the co-Head of Equities. Prior to joining UBS Global AM, he worked as an investment analyst at a real estate management company and as a financial advisor with two investment management firms. Mr. Leonard received his AB from Dartmouth College and his MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.

David N. Wabnik. Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School.

Sub-Advisor:	Vaughan Nelson Investment Management, LP (“Vaughan Nelson”) is located at 600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970, Vaughan Nelson is a subsidiary of Natixis Global Asset Management, L.P.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

Partners SmallCap Value II	Chris D. Wallis Scott J. Weber

Chris D. Wallis, CFA. Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. He received a B.B.A. from Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 15 years of investment/financial analysis and accounting experience.

Scott J. Weber. Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson, he was a vice president from 2001 to 2003 and a senior associated from 2000 to 2001 of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. Mr. Weber holds the designation of Chartered Financial Analyst and has over 10 years of investment management and financial analysis experience.

Principal Investors Fund	MANAGEMENT OF THE FUNDS 205
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The Sub-Sub-Advisors
Principal Global Investors, LLC (“PGI”) has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of PGI for a certain portion of the Fund’s assets. The sub-sub-advisor is paid a fee by PGI.

PGI is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund’s portfolio are made by Spectrum Asset Management, Inc. (“Spectrum”), which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund’s portfolio are made by Spectrum.

See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.

Duties of Principal and Sub-Advisors

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund’s investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Several of the Funds have multiple Sub-Advisors. For those Funds, Principal determines the portion of the Fund’s assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor’s firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Fees Paid to Principal

The Fund pays Principal a fee for its services, which includes any fee Principal pays to the Sub-Advisor. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2007 was:

Bond & Mortgage Securities Fund	0.52%		Partners MidCap Value Fund	0.99%
Disciplined LargeCap Blend Fund	0.56%		Partners MidCap Value Fund I	0.99%
Diversified International Fund	0.87%		Partners SmallCap Blend Fund	1.00%
Equity Income Fund I	0.51%		Partners SmallCap Growth Fund I	1.10%
Global Real Estate Securities Fund	0.90	%(1)	Partners SmallCap Growth Fund II	0.99%
Government & High Quality Bond Fund	0.40%		Partners SmallCap Growth Fund III	1.10%
High Quality Intermediate-Term Bond Fund	0.40%		Partners SmallCap Value Fund	1.00%
High Yield Fund	0.65%		Partners SmallCap Value Fund I	1.00%
High Yield Fund II	0.52%		Partners SmallCap Value Fund II	1.00%
Income Fund	0.50%		Preferred Securities Fund	0.74%
Inflation Protection Fund	0.40%		Principal LifeTime 2010 Fund	0.1225%
International Emerging Markets Fund	1.19%		Principal LifeTime 2015 Fund	N/A	(4)
International Growth Fund	0.97%		Principal LifeTime 2020 Fund	0.1225%
LargeCap Growth Fund	0.60	%(3)	Principal LifeTime 2025 Fund	N/A	(4)
LargeCap S&P 500 Index Fund	0.15%		Principal LifeTime 2030 Fund	0.1225%
LargeCap Value Fund	0.44%		Principal LifeTime 2035 Fund	N/A	(4)
MidCap Blend Fund	0.64%		Principal LifeTime 2040 Fund	0.1225%
MidCap Growth Fund	0.65%		Principal LifeTime 2045 Fund	N/A	(4)
MidCap S&P 400 Index Fund	0.15%		Principal LifeTime 2050 Fund	0.1225%
MidCap Stock Fund	0.75%		Principal LifeTime 2055 Fund	N/A	(4)

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MidCap Value Fund	0.65%		Principal LifeTime Strategic Income Fund	0.1225%
Money Market Fund	0.38%		Real Estate Securities Fund	0.83%
Mortgage Securities Fund	0.50%		SAM Balanced Portfolio	0.31%
Partners Global Equity Fund	0.95%		SAM Conservative Balanced Portfolio	0.31%
Partners International Fund	1.08%		SAM Conservative Growth Portfolio	0.31%
Partners LargeCap Blend Fund	0.74%		SAM Flexible Income Portfolio	0.31%
Partners LargeCap Blend Fund I	0.44%		SAM Strategic Growth Portfolio	0.31%
Partners LargeCap Growth Fund I	0.73%		Short-Term Bond Fund	0.40%
Partners LargeCap Growth Fund II	0.99	%(2)	Short-Term Income Fund	0.49%
Partners LargeCap Value Fund	0.76%		SmallCap Blend Fund	0.75%
Partners LargeCap Value Fund I	0.79%		SmallCap Growth Fund	0.75%
Partners LargeCap Value Fund II	0.85%		SmallCap S&P 600 Index Fund	0.15%
Partners MidCap Growth Fund	1.00	%(2)	SmallCap Value Fund	0.75%
Partners MidCap Growth Fund I	1.00%		Ultra Short Bond Fund	0.40%
Partners MidCap Growth Fund II	1.00%		West Coast Equity Fund	0.48%

(1)	Period from October 1, 2007 (date operations commenced) through October 31, 2007.

(2)	Effective October 31, 2007, the Fund’s management fees were decreased.

(3)	Effective January 16, 2007, the Fund’s management fees were increased.

(4)	Each of the Funds in the table below pays a fee to Principal (as a percentage of the average daily net assets) as shown.

	First $3	Over $3
Fund	billion	billion

Principal LifeTime 2015 Fund	0.1225%	0.1125%
Principal LifeTime 2025 Fund	0.1225%	0.1125%
Principal LifeTime 2035 Fund	0.1225%	0.1125%
Principal LifeTime 2045 Fund	0.1225%	0.1125%
Principal LifeTime 2055 Fund	0.1225%	0.1125%

A discussion regarding the basis for the Board of Directors approving the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2007 and in the annual report to shareholders for the fiscal year ended October 31, 2007.

Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

•	hire one or more Sub-Advisors;

•	change Sub-Advisors; and

•	reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund’s reliance on the order; however, only the High Yield, MidCap Value, and all Partners Funds intend to rely on the order.

Distribution Agreements

Principal may pay compensation, from its own resources, to certain financial intermediaries for the distribution, promotion, sale of Fund shares, and for providing services to shareholders. If one mutual fund sponsor makes greater distribution assistance payments than another, your investment representative or his or her financial intermediary may have an incentive to recommend one fund complex over another.

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PRICING OF FUND SHARES

Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (shares are not priced on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in good order by us at our transaction processing center in Canton, Massachusetts. In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):

•	on a day that the NYSE is open and
•	prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all Funds, except the Money Market Fund, the share price is calculated by:

•	taking the current market value of the total assets of the Fund
•	subtracting liabilities of the Fund
•	dividing the remainder proportionately into the classes of the Fund
•	subtracting the liability of each class
•	dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

NOTES:

•	If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
•	A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund’s NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated.

Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

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The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

•	Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares may be purchased from Princor, the Fund’s principal underwriter for Institutional Class shares. There are no sales charges on Institutional Class shares of the Fund. There are no restrictions on amounts to be invested in Institutional Class shares of the Fund.

Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued.

The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal’s opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor’s trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.

Effective the close of business of September 1, 2007, the SmallCap Blend Fund (the “fund”) closed to new investors. Those who were fund shareholders on September 1, 2007 may, however, continue to purchase shares in fund accounts in existence at that time. Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

REDEMPTION OF FUND SHARES

You may redeem shares of the Fund upon request. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Redemption fees. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”

Principal Investors Fund	PURCHASE OF FUND SHARES 209
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EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of Principal Investors Fund, provided that:

•	the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund,
•	the share class of such other Fund is available through the plan, and
•	the share class of such other Fund is available in the shareholder’s state of residence.

All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the Fund will reject an order to purchase shares of any Fund, except shares of the Money Market Fund, if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions, or where the application of the restriction would cause a Fund to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1976, as amended, and the rules and regulations thereunder.

If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange restriction described above, Fund management may waive this restriction in lieu of the exchange limitation that the intermediary is able to impose if, in management’s judgment, such limitation is reasonably likely to prevent excessive trading in Fund shares. In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:

•	The Bond & Mortgage Securities, Government & High Quality Bond, High Yield II, Income, Inflation Protection, Mortgage Securities, Short-Term Bond, Short-Term Income, and Ultra Short Bond Funds declare dividends of their daily net investment income each day their shares are priced. On the last business day of each month the Funds will pay out their accumulated declared dividends.

•	The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund.

•	The Preferred Securities Fund pays its net investment income on a monthly basis. The payment date is the last business day of each month.

•	The Equity Income I, Global Real Estate Securities, and Real Estate Securities Funds and the SAM Flexible Income, SAM Conservative Balanced, and SAM Balanced Portfolios each pay their net investment income on a quarterly basis. The payment date is the last business day of March, June, September, and December.

•	The other Funds pay their net investment income on an annual basis. The payment date is the last business day of the year.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

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Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for frequent trading or market timing activity. The funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the Funds by

•	forcing the Fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund and
•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the Fund; and
•	Increase expenses of the Fund due to

•	increased broker-dealer commissions and
•	increased recordkeeping and related costs.

Certain Funds may be at greater risk for abusive trading practices. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Fund. The potential negative impact and harms of undetected excessive trading in shares of the underlying funds in which the Principal LifeTime Funds or Strategic Asset Management Portfolios invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Portfolios as they would for any fund shareholder.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting exchange instructions from shareholder or other person authorized by the shareholder to direct exchanges;

Principal Investors Fund	FREQUENT PURCHASES AND REDEMPTIONS 211
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•	Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
•	Limiting the number of exchanges during a year;
•	Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
•	Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange. We will give you notice in writing in this instance.

FUND ACCOUNT INFORMATION

Orders Placed by Intermediaries
Principal Investors Fund may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund, and pays for it in accordance with the agreement, the Fund will price the order at the next NAV it computes after your intermediary or sub-designee received your order. Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.

Signature Guarantees
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:

•	if you sell more than $100,000 from any one Fund;
•	if a sales proceeds check is payable to other than the account shareholder(s);
•	to change ownership of an account;
•	to add telephone transaction services and/or wire privileges to an existing account;
•	to change bank account information designated under an existing telephone withdrawal plan;
•	to exchange or transfer among accounts with different ownership; and
•	to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 30 days.

Reservation of Rights
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.

Financial Statements
Shareholders will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION

The Fund will publish month-end portfolio holdings information for the Funds described in this Prospectus on the principal.com website and the PrincipalFunds.com website on the last business day of the following month. The information will include all of each Fund’s holdings, and may include information regarding the top ten holdings as well. The information will remain on the website until the Fund files portfolio holding information with the SEC for a period that includes the date on which the holdings are published on the websites. Also, from time to time, information

212 FUND ACCOUNT INFORMATION	Principal Investors Fund
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relating to the impact of specific events, such as national disasters, corporate debt defaults, or similar events, on a Fund’s portfolio will be published on the website. In addition, composite portfolio holdings information for the Money Market Fund is published each week as of the prior week on the principalglobal.com website.

Third parties who need portfolio holdings information to provide services to the Funds may be provided such information prior to its posting on the website, solely for legitimate business purposes and subject to confidentiality agreements. A description of the Funds’ policies and procedures with respect to the disclosure of the portfolio securities is available in the Funds’ Statement of Additional Information.

Principal Investors Fund	PORTFOLIO HOLDINGS INFORMATION 213
www.principal.com

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions).

This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Investors Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2007, which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852

214 FINANCIAL HIGHLIGHTS	Principal Investors Fund
1-800-222-5852

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005		2004	2003
BOND & MORTGAGE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.67	$10.62	$10.90		$1 0.70	$10.63
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.57	0.51	0.44		0.40	0.38
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)	0.03	(0.28)		0.20	0.11

Total From Investment Operations	0.40	0.54	0.16		0.60	0.49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.57)	(0.49)	(0.43)		(0.40)	(0.42)
Distributions from Realized Gains	—	—	(0.01)		—	—

Total Dividends and Distributions	(0.57)	(0.49)	(0.44)		(0.40)	(0.42)

Net Asset Value, End of Period	$10.50	$10.67	$10.62		$1 0.90	$10.70

Total Return	3.85%	5.27%	1.45%		5.74%	4.63%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,829,733	$1,397,636	$771,847		$373,880	$165,504
Ratio of Expenses to Average Net Assets	0.52%	0.56%	0.77%		0.59%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(b)	N/A	0.53%	0.55%		0.55%	—%
Ratio of Net Investment Income to Average Net Assets	5.41%	4.85%	4.07%		3.71%	3.51%
Portfolio Turnover Rate	259.1%	274.5%	202.1	%(c)	150.5%	91.0%

	2007		2006	2005		2004	2003(d)
DISCIPLINED LARGECAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period	$16.11		$14.37	$12.95		$12.12	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.18		0.19	0.18		0.11	0.10
Net Realized and Unrealized Gain (Loss) on Investments	2.13		1.88	1.37		1.10	2.02

Total From Investment Operations	2.31		2.07	1.55		1.21	2.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)		(0.13)	(0.07)		(0.11)	—
Distributions from Realized Gains	(0.38)		(0.20)	(0.06)		(0.27)	—

Total Dividends and Distributions	(0.57)		(0.33)	(0.13)		(0.38)	—

Net Asset Value, End of Period	$17.85		$16.11	$14.37		$1 2.95	$12.12

Total Return	14.70%		14.61%	12.07%		10.22%	21.20	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,160,022		$974,790	$523,512		$247,979	$11,910
Ratio of Expenses to Average Net Assets	0.57%		0.59%	0.60%		0.60%	0.60	%(f)
Ratio of Net Investment Income to Average Net Assets	1.08%		1.27%	1.25%		0.89%	1.02	%(f)
Portfolio Turnover Rate	101.4	%(g)	92.4%	86.7	%(h)	106.2%	109.2	%(f)

(a)	Calculated based on average shares outstanding during the period.

(b)	Excludes interest expense paid on borrowings through reverse repurchase agreements. See “Operating Policies” in notes to financial statements.

(c)	Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.

(d)	Period from December 30, 2002, date operations commenced, through October 31, 2003.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth & Income Fund.

(h)	Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007		2006	2005		2004		2003
DIVERSIFIED INTERNATIONAL FUND
Institutional shares
Net Asset Value, Beginning of Period	$14.36		$11.45	$9.32		$8.01		$6.52
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.23		0.18	0.14		0.11		0.06
Net Realized and Unrealized Gain (Loss) on Investments	4.23		3.28	2.25		1.26		1.50

Total From Investment Operations	4.46		3.46	2.39		1.37		1.56
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)		(0.09)	(0.05)		(0.06)		(0.07)
Distributions from Realized Gains	(1.27)		(0.46)	(0.21)		—		—

Total Dividends and Distributions	(1.48)		(0.55)	(0.26)		(0.06)		(0.07)

Net Asset Value, End of Period	$17.34		$14.36	$11.45		$9.32		$8.01

Total Return	33.87%		31.29%	26.07%		17.24%		24.09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,188,878		$44,939	$31,357		$15,831		$8,611
Ratio of Expenses to Average Net Assets	0.90%		0.90%	0.90%		0.89%		0.90%
Ratio of Gross Expenses to Average Net Assets	—%		—%	—%		0.90	%(b)	0.90	%(b)
Ratio of Net Investment Income to Average Net Assets	1.56%		1.35%	1.37%		1.23%		0.91%
Portfolio Turnover Rate	111.3	%(c)	107.5%	202.7	%(d)	160.2	%(e)	162.2	%(f)

	2007		2006	2005	2004	2003
EQUITY INCOME FUND I
Institutional shares
Net Asset Value, Beginning of Period	$22.43		$20.07	$17.79	$15.45	$12.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.44		0.40	0.48	0.35	0.38
Net Realized and Unrealized Gain (Loss) on Investments	2.55		3.00	2.24	2.33	2.72

Total From Investment Operations	2.99		3.40	2.72	2.68	3.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.40)		(0.41)	(0.44)	(0.34)	(0.38)
Distributions from Realized Gains	(1.20)		(0.63)	—	—	—

Total Dividends and Distributions	(1.60)		(1.04)	(0.44)	(0.34)	(0.38)

Net Asset Value, End of Period	$23.82		$22.43	$20.07	$17.79	$15.45

Total Return	13.99%		17.53%	15.39%	17.51%	24.77%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,016,738		$1,686,604	$1,294,804	$908,925	$529,665
Ratio of Expenses to Average Net Assets	0.52%		0.55%	0.58%	0.59%	0.61%
Ratio of Gross Expenses to Average Net Assets(g)	—%		0.55%	0.58%	0.59%	0.61%
Ratio of Net Investment Income to Average Net Assets	1.93%		1.88%	2.45%	2.06%	2.77%
Portfolio Turnover Rate	85.6	%(h)	81.0%	32.0%	20.0%	18.0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Expense ratio without commission rebates.

(c)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.

(d)	Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.

(e)	Portfolio turnover rate excludes approximately $7,549,000 from portfolio realignment from the acquisition of International SmallCap Fund.

(f)	Portfolio turnover rate excludes approximately $8,876,000 of securities from the acquisitions of European Fund, Pacific Basin Fund, and International SmallCap Fund and $5,654,000 from portfolio realignment.

(g)	Excludes expense reimbursement from Manager and/or Underwriter.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007(a)
GLOBAL REAL ESTATE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.07

Total From Investment Operations	0.08

Net Asset Value, End of Period	$10.08

Total Return	0.80	%(b)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,016
Ratio of Expenses to Average Net Assets	0.95	%(c)
Ratio of Net Investment Income to Average Net Assets	1.75	%(c)
Portfolio Turnover Rate	86.7	%(c)

	2007	2006	2005		2004	2003
GOVERNMENT & HIGH QUALITY BOND FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.12	$10.10	$10.37		$10.35	$10.60
Income from Investment Operations:
Net Investment Income (Operating Loss)(d)	0.49	0.45	0.39		0.37	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)	0.03	(0.27)		0.08	(0.18)

Total From Investment Operations	0.42	0.48	0.12		0.45	0.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.50)	(0.46)	(0.39)		(0.43)	(0.43)

Total Dividends and Distributions	(0.50)	(0.46)	(0.39)		(0.43)	(0.43)

Net Asset Value, End of Period	$10.04	$10.12	$10.10		$1 0.37	$10.35

Total Return	4.21%	4.84%	1.14%		4.47%	1.70%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$16	$10	$10		$10	$10
Ratio of Expenses to Average Net Assets	0.40%	0.53%	0.41%		0.40%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A	0.40%	0.40%		N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4.85%	4.48%	3.84%		3.52%	3.45%
Portfolio Turnover Rate	261.5%	271.5%	542.3	%(f)	95.2%	219.5%

(a)	Period from October 1, 2007, date operations commenced, through October 31, 2007.

(b)	Total return amounts have not been annualized.

(c)	Computed on an annualized basis.

(d)	Calculated based on average shares outstanding during the period.

(e)	Excludes interest expense paid on borrowings through reverse repurchase agreements. See “Operating Policies” in notes to financial statements.

(f)	Portfolio turnover rate excludes approximately $343,164,000 of securities from the acquisition of Principal Government Securities Fund Income, Inc.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005		2004	2003
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.86	$10.66	$10.71		$10.64	$10.62
Income from Investment Operations:
Net Investment Income (Operating Loss)d(a)	0.55	0.50	0.41		0.38	0.46
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)	0.03	(0.26)		0.16	0.02

Total From Investment Operations	0.38	0.53	0.15		0.54	0.48
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.44)	(0.32)	(0.14)		(0.39)	(0.46)
Distributions from Realized Gains	—	(0.01)	(0.06)		(0.08)	—

Total Dividends and Distributions	(0.44)	(0.33)	(0.20)		(0.47)	(0.46)

Net Asset Value, End of Period	$10.80	$10.86	$10.66		$1 0.71	$10.64

Total Return	3.63%	5.12%	1.46%		5.23%	4.62%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$29,755	$13,377	$2,494		$10	$10
Ratio of Expenses to Average Net Assets	0.40%	0.65%	0.72%		0.43%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(b)	N/A	0.40%	0.40%		0.40%	N/A
Ratio of Net Investment Income to Average Net Assets	5.13%	4.76%	3.90%		3.56%	4.32%
Portfolio Turnover Rate	257.3%	268.6%	177.4	%(c)	152.5%	71.3%

	2007	2006	2005(d)
HIGH YIELD FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.61	$10.24	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.75	0.73	0.54
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)	0.09	(0.30)

Total From Investment Operations	0.68	0.82	0.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.68)	(0.45)	—

Total Dividends and Distributions	(0.68)	(0.45)	—

Net Asset Value, End of Period	$10.61	$10.61	$10.24
Total Return	6.64%	8.27%	2.40	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$506,755	$95,691	$71,355
Ratio of Expenses to Average Net Assets	0.65%	0.65%	0.65	%(f)
Ratio of Net Investment Income to Average Net Assets	7.18%	7.13%	6.29	%(f)
Portfolio Turnover Rate	69.0%	104.3%	93.2	%(f)

(a)	Calculated based on average shares outstanding during the period.

(b)	Excludes interest expense paid on borrowings through reverse repurchase agreements. See “Operating Policies” in notes to financial statements.

(c)	Portfolio turnover rate excludes approximately $15,223,000 of securities from the acquisition of High Quality Long-Term Bond Fund.

(d)	Period from December 29, 2004, date operations commenced, through October 31, 2005.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005	2004	2003
HIGH YIELD FUND II
Institutional shares
Net Asset Value, Beginning of Period	$8.78	$8.22	$8.27	$7.86	$6.62
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.62 (a)	0.64	0.58	0.60	0.63 (a)
Net Realized and Unrealized Gain (Loss) on Investments	0.21	0.55	(0.03)	0.44	1.30

Total From Investment Operations	0.83	1.19	0.55	1.04	1.93
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.69)	(0.63)	(0.60)	(0.63)	(0.69)
Distributions from Realized Gains	(0.18)	—	—	—	—

Total Dividends and Distributions	(0.87)	(0.63)	(0.60)	(0.63)	(0.69)

Net Asset Value, End of Period	$8.74	$8.78	$8.22	$8.27	$7.86

Total Return	9.94%	15.01%	6.91%	13.75%	30.44%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$681,304	$571	$588	$526	$425
Ratio of Expenses to Average Net Assets	0.53%	0.57%	0.59%	0.61%	0.64%
Ratio of Gross Expenses to Average Net Assets(b)	—%	0.57%	0.59%	0.61%	0.64%
Ratio of Net Investment Income to Average Net Assets	7.07%	7.64%	7.09%	7.43%	8.57%
Portfolio Turnover Rate	47.4%	85.0%	94.0%	82.0%	61.0%

	2007	2006	2005	2004	2003
INCOME FUND
Institutional shares
Net Asset Value, Beginning of Period	$9.11	$9.07	$9.48	$9.36	$9.03
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.50 (a)	0.51	0.49	0.50	0.55
Net Realized and Unrealized Gain (Loss) on Investments	(0.06)	0.05	(0.38)	0.16	0.38

Total From Investment Operations	0.44	0.56	0.11	0.66	0.93
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.54)	(0.52)	(0.52)	(0.54)	(0.60)

Total Dividends and Distributions	(0.54)	(0.52)	(0.52)	(0.54)	(0.60)

Net Asset Value, End of Period	$9.01	$9.11	$9.07	$9.48	$9.36

Total Return	4.88%	6.41%	1.13%	7.18%	10.51%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$960,941	$963,326	$903,915	$834,726	$679,139
Ratio of Expenses to Average Net Assets	0.51%	0.52%	0.54%	0.55%	0.56%
Ratio of Gross Expenses to Average Net Assets(b)	—%	0.52%	0.54%	0.55%	0.56%
Ratio of Net Investment Income to Average Net Assets	5.51%	5.64%	5.20%	5.27%	5.80%
Portfolio Turnover Rate	15.2%	26.0%	20.0%	24.0%	33.0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Expense ratio without custodian credits.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005(a)
INFLATION PROTECTION FUND
Institutional shares
Net Asset Value, Beginning of Period	$9.57	$9.81	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.51	0.50	0.45
Net Realized and Unrealized Gain (Loss) on Investments	(0.20)	(0.23)	(0.30)

Total From Investment Operations	0.31	0.27	0.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.43)	(0.50)	(0.34)
Distributions from Realized Gains	—	(0.01)	—

Total Dividends and Distributions	(0.43)	(0.51)	(0.34)

Net Asset Value, End of Period	$9.45	$9.57	$9.81

Total Return	3.34%	2.77%	1.49	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$461,619	$110,930	$70,984
Ratio of Expenses to Average Net Assets	0.40%	1.53%	1.36	%(d)
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A	0.40%	0.40	%(d)
Ratio of Net Investment Income to Average Net Assets	5.46%	5.22%	5.32	%(d)
Portfolio Turnover Rate	88.2%	51.4%	45.5	%(d)

	2007	2006	2005		2004		2003
INTERNATIONAL EMERGING MARKETS FUND
Institutional shares
Net Asset Value, Beginning of Period	$24.69	$19.46	$15.16		$13.06		$8.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.49	0.24	0.28		0.16		0.03
Net Realized and Unrealized Gain (Loss) on Investments	16.38	7.09	5.18		2.10		4.31

Total From Investment Operations	16.87	7.33	5.46		2.26		4.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)	(0.17)	—		(0.16)		—
Distributions from Realized Gains	(1.75)	(1.93)	(1.16)		—		—

Total Dividends and Distributions	(2.00)	(2.10)	(1.16)		(0.16)		—

Net Asset Value, End of Period	$39.56	$24.69	$19.46		$15.16		$13.06

Total Return	73.27%	40.45%	37.88%		17.46%		49.77%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$802,809	$65,405	$1,507		$15		$3
Ratio of Expenses to Average Net Assets	1.19%	1.34%	1.35%		1.34%		1.35%
Ratio of Gross Expenses to Average Net Assets	—%	—%	—%		1.35	%(f)	1.35	%(f)
Ratio of Net Investment Income to Average Net Assets	1.62%	1.01%	1.47%		1.16%		0.34%
Portfolio Turnover Rate	141.6%	134.0%	181.2	%(g)	146.9%		144.7%

(a)	Period from December 29, 2004, date operations commenced, through October 31, 2005.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Excludes interest expense paid on borrowings through reverse repurchase agreements. See “Operating Policies” in notes to financial statements.

(f)	Expense ratio without commission rebates.

(g)	Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005	2004	2003
INTERNATIONAL GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period	$13.30	$11.44	$10.07	$8.38	$6.63
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.17	0.12	0.14	0.13	0.10
Net Realized and Unrealized Gain (Loss) on Investments	3.45	2.84	2.20	1.66	1.65

Total From Investment Operations	3.62	2.96	2.34	1.79	1.75
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.11)	(0.10)	(0.10)	—
Distributions from Realized Gains	(1.25)	(0.99)	(0.87)	—	—

Total Dividends and Distributions	(1.38)	(1.10)	(0.97)	(0.10)	—

Net Asset Value, End of Period	$15.54	$13.30	$11.44	$10.07	$8.38

Total Return	29.74%	27.80%	24.71%	21.54%	26.40%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,268,322	$1,129,504	$644,994	$354,090	$208,785
Ratio of Expenses to Average Net Assets	0.97%	0.99%	1.00%	1.00%	1.00%
Ratio of Gross Expenses to Average Net Assets	—%	—%	—%	—%	1.00	%(b)
Ratio of Net Investment Income to Average Net Assets	1.25%	0.99%	1.33%	1.42%	1.37%
Portfolio Turnover Rate	129.4%	134.7%	139.5%	156.2%	135.3%

	2007		2006	2005		2004		2003
LARGECAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period	$7.83		$7.09	$6.09		$5.86		$5.09
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.04		0.05	0.04		0.02		0.02
Net Realized and Unrealized Gain (Loss) on Investments	2.31		0.70	1.00		0.22		0.75

Total From Investment Operations	2.35		0.75	1.04		0.24		0.77
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)		(0.01)	(0.04)		(0.01)		—
Distributions from Realized Gains	(0.10)		—	—		—		—

Total Dividends and Distributions	(0.16)		(0.01)	(0.04)		(0 .01)		—

Net Asset Value, End of Period	$10.02		$7.83	$7.09		$6.09		$5.86

Total Return	30.46%		10.57%	17.05%		4.05%		15.22%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,509,320		$487,805	$278,730		$121,840		$60,790
Ratio of Expenses to Average Net Assets	0.60%		0.54%	0.55%		0.55%		0.55%
Ratio of Gross Expenses to Average Net Assets	—%		—%	—%		0 .55	%(b)	0 .55	%(b)
Ratio of Net Investment Income to Average Net Assets	0.42%		0.65%	0.63%		0.34%		0.38%
Portfolio Turnover Rate	113.1	%(c)	93.5%	169.0	%(d)	59.8%		59 .2	%(e)

(a)	Calculated based on average shares outstanding during the period

(b)	Expense ratio without commission rabates.

(c)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.

(d)	Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.

(e)	Portfolio turnover rate excludes approximately $2,976,000 of securities from the acquisition of Technology Fund and $875,000 from portfolio realignment.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005		2004	2003
LARGECAP S&P 500 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period	$9.88	$8.67	$8.67		$8.04	$6.76
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.19	0.16	0.13		0.13	0.12
Net Realized and Unrealized Gain (Loss) on Investments	1.21	1.23	0.59		0.60	1.24

Total From Investment Operations	1.40	1.39	0.72		0.73	1.36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.14)	(0.13)		(0.10)	(0.08)
Distributions from Realized Gains	(0.03)	(0.04)	(0.59)		—	—

Total Dividends and Distributions	(0.20)	(0.18)	(0.72)		(0.10)	(0.08)

Net Asset Value, End of Period	$11.08	$9.88	$8.67		$8.67	$8.04

Total Return	14.42%	16.22%	8.48%		9.10%	20.35%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$87,900	$30,128	$4,270		$10	$114,300
Ratio of Expenses to Average Net Assets	0.15%	0.15%	0.15%		0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.79%	1.74%	1.65%		1.55%	1.54%
Portfolio Turnover Rate	5.6%	3.7%	11.5	%(b)	67.3%	1.1%

	2007	2006	2005		2004		2003
LARGECAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period	$13.13	$11.36	$10.67		$9.82		$8.27
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.25	0.23	0.20		0.16		0.14
Net Realized and Unrealized Gain (Loss) on Investments	1.01	1.98	1.00		0.81		1.50

Total From Investment Operations	1.26	2.21	1.20		0.97		1.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.15)	(0.13)		(0.12)		(0.09)
Distributions from Realized Gains	(0.60)	(0.29)	(0.38)		—		—

Total Dividends and Distributions	(0.83)	(0.44)	(0.51)		(0.12)		(0.09)

Net Asset Value, End of Period	$13.56	$13.13	$11.36		$10.67		$9.82

Total Return	10.04%	19.99%	11.54%		9.97%		19.97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$467,050	$354,854	$197,923		$97,881		$59,663
Ratio of Expenses to Average Net Assets	0.44%	0.45%	0.45%		0.44%		0.45%
Ratio of Gross Expenses to Average Net Assets	—%	—%	—%		0.45	%(c)	0.45	%(c)
Ratio of Net Investment Income to Average Net Assets	1.88%	1.91%	1.77%		1.51%		1.59%
Portfolio Turnover Rate	100.3%	92.8%	181.1	%(d)	228.4%		179.1%

(a)	Calculated based on average shares outstanding during the period.

(b)	Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.

(c)	Expense ratio without commission rebates.

(d)	Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005		2004		2003
MIDCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period	$14.92	$13.79	$12.90		$11.28		$9.01
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.04	0.09	0.15		0.02		0.01
Net Realized and Unrealized Gain (Loss) on Investments	2.53	1.83	1.64		1.76		2.35

Total From Investment Operations	2.57	1.92	1.79		1.78		2.36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)	(0.08)	(0.03)		(0.11)		(0.04)
Distributions from Realized Gains	(1.42)	(0.71)	(0.87)		(0.05)		—
Tax Return of Capital Distribution	—	—	—		—		(0.05)

Total Dividends and Distributions	(1.50)	(0.79)	(0.90)		(0.16)		(0.09)

Net Asset Value, End of Period	$15.99	$14.92	$13.79		$12.90		$11.28

Total Return	18.64%	14.43%	14.42%		15.89%		26.42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,378	$13	$12		$11		$697
Ratio of Expenses to Average Net Assets	0.64%	0.64%	0.65%		0.64%		0.65%
Ratio of Gross Expenses to Average Net Assets	—%	—%	—%		0.65	%(b)	0.65	%(b)
Ratio of Net Investment Income to Average Net Assets	0.23%	0.65%	1.15%		1.71%		0.69%
Portfolio Turnover Rate	30.6%	43.4%	133.8	%(c)	60.8	%(d)	35.3	%(e)

	2007	2006	2005	2004		2003
MIDCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period	$6.68	$6.24	$5.37	$5.21		$4.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	—	(0.01)	(0.01)	(0.01)		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	2.19	0.45	0.88	0.17		1.23

Total From Investment Operations	2.19	0.44	0.87	0.16		1.21

Net Asset Value, End of Period	$8.87	$6.68	$6.24	$5.37		$5.21

Total Return	32.78%	7.05%	16.20%	3.07%		30.25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,799	$3,945	$11	$5,937		$5,861
Ratio of Expenses to Average Net Assets	0.65%	0.65%	0.65%	0.65%		0.65%
Ratio of Gross Expenses to Average Net Assets	—%	—%	—%	0.65	%(b)	0.65	%(b)
Ratio of Net Investment Income to Average Net Assets	(0.05)%	(0.18)%	(0.18)%	(0.13)%		(0.39)%
Portfolio Turnover Rate	153.9%	146.1%	233.8%	324.2%		290.7%

(a)	Calculated based on average shares outstanding during the period.

(b)	Expense ratio without commission rebates.

(c)	Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.

(d)	Portfolio turnover rate excludes approximately $3,858,000 from portfolio realignment from the acquisition of Partners MidCap Blend Fund.

(e)	Portfolio turnover rate excludes approximately $6,912,000 of securities from the acquisition of Partners MidCap Blend Fund and $2,567,000 from portfolio realignment.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005	2004	2003
MIDCAP S&P 400 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period	$14.59	$13.54	$11.90	$1 0.95	$8.48
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.20	0.17	0.14	0.12	0.09
Net Realized and Unrealized Gain (Loss) on Investments	2.18	1.57	1.88	1.05	2.45

Total From Investment Operations	2.38	1.74	2.02	1.17	2.54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)	(0.14)	(0.05)	(0.10)	(0.07)
Distributions from Realized Gains	(0.47)	(0.55)	(0.33)	(0.12)	—

Total Dividends and Distributions	(0.66)	(0.69)	(0.38)	(0.22)	(0.07)

Net Asset Value, End of Period	$16.31	$14.59	$13.54	$11.90	$10.95

Total Return	16.87%	13.27%	17.25%	10.74%	30.23%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$32,135	$12,591	$1,305	$12	$11
Ratio of Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.22%	1.05%	1.01%	1.03%
Portfolio Turnover Rate	36.1%	31.7%	52.1%	55.9%	41.4%

	2007	2006	2005	2004	2003
MIDCAP STOCK FUND
Institutional shares
Net Asset Value, Beginning of Period	$21.14	$19.47	$17.26	$1 5.50	$12.51
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.23	0.17	0.30	0.08	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.63	3.04	2.59	1.78	2.97

Total From Investment Operations	0.86	3.21	2.89	1.86	3.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.31)	(0.08)	(0.06)	(0.04)
Distributions from Realized Gains	(0.97)	(1.23)	(0.60)	(0.04)	—

Total Dividends and Distributions	(1.13)	(1.54)	(0.68)	(0.10)	(0.04)

Net Asset Value, End of Period	$20.87	$21.14	$19.47	$17.26	$15.50

Total Return	4.01%	17.41%	17.11%	12.02%	24.27%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$560,661	$725,604	$766,698	$616,052	$369,772
Ratio of Expenses to Average Net Assets	0.76%	0.78%	0.80%	0.80%	0.81%
Ratio of Gross Expenses to Average Net Assets(b)	—%	0.78%	0.80%	0.80%	0.81%
Ratio of Net Investment Income to Average Net Assets	1.04%	0.84%	1.64%	0.45%	0.42%
Portfolio Turnover Rate	25.8%	22.0%	28.0%	23.0%	28.0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Expense ratio without custodian credits.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005		2004		2003
MIDCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period	$14.79	$14.79	$12.92		$11.77		$9.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.17	0.20	0.19		0.13		0.08
Net Realized and Unrealized Gain (Loss) on Investments	1.25	2.03	2.53		1.15		2.07

Total From Investment Operations	1.42	2.23	2.72		1.28		2.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.15)	(0.03)		(0.13)		(0.11)
Distributions from Realized Gains	(0.82)	(2.08)	(0.82)		—		—

Total Dividends and Distributions	(1.00)	(2.23)	(0.85)		(0.13)		(0.11)

Net Asset Value, End of Period	$15.21	$14.79	$14.79		$12.92		$11.77

Total Return
Ratio/Supplemental Data:	9.97%	16.83%	22.00	%(b)	10.98%		22.33%
Net Assets, End of Period (in thousands)	$10	$5,893	$5,054		$806		$92
Ratio of Expenses to Average Net Assets	0.65%	0.65%	0.65%		0.59%		0.65%
Ratio of Gross Expenses to Average Net Assets	—%	—%	—%		0.67	%(c)	0.65	%(c)
Ratio of Net Investment Income to Average Net Assets	1.18%	1.40%	1.31%		1.03%		0.86%
Portfolio Turnover Rate	99.9%	102.8%	167.8%		225.4%		186.5%

	2007	2006	2005	2004	2003
MONEY MARKET FUND
Institutional shares
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.05	0.04	0.03	0.01	0.01

Total From Investment Operations	0.05	0.04	0.03	0.01	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.05)	(0.04)	(0.03)	(0.01)	(0.01)

Total Dividends and Distributions	(0.05)	(0.04)	(0.03)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	5.09%	4.55%	2.56%	0.85%	0.89%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$216,988	$26,403	$140,592	$56,277	$23,684
Ratio of Expenses to Average Net Assets	0.39%	0.40%	0.40%	0.40%	0.40%
Ratio of Net Investment Income to Average Net Assets	4.96%	4.11%	2.67%	0.89%	0.78%

(a)	Calculated based on average shares outstanding during the period.

(b)	During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimburesment.

(c)	Expense ratio without commission rebates.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005	2004	2003
MORTGAGE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.55	$10.53	$10.88	$10.89	$11.19
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.51 (a)	0.49	0.45 (a)	0.44 (a)	0.44 (a)
Net Realized and Unrealized Gain (Loss) on Investments	0.01	0.05	(0.30)	0.05	(0.19)

Total From Investment Operations	0.52	0.54	0.15	0.49	0.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.53)	(0.52)	(0.50)	(0.50)	(0.55)

Total Dividends and Distributions	(0.53)	(0.52)	(0.50)	(0.50)	(0.55)

Net Asset Value, End of Period	$10.54	$10.55	$10.53	$10.88	$10.89

Total Return	4.98%	5.25%	1.41%	4.65%	2.32%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,497,302	$1,521,330	$1,642,617	$1,260,104	$658,676
Ratio of Expenses to Average Net Assets	0.50%	0.52%	0.54%	0.55%	0.57%
Ratio of Gross Expenses to Average Net Assets(b)	—%	0.52%	0.54%	0.55%	0.57%
Ratio of Net Investment Income to Average Net Assets	4.86%	4.64%	4.22%	4.02%	3.95%
Portfolio Turnover Rate	13.6%	13.0%	34.0%	30.0%	62.0%

	2007	2006	2005(c)
PARTNERS GLOBAL EQUITY FUND
Institutional shares
Net Asset Value, Beginning of Period	$12.16	$10.25	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.12	0.12	0.07
Net Realized and Unrealized Gain (Loss) on Investments	1.85	1.86	0.18

Total From Investment Operations	1.97	1.98	0.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)	(0.07)	—
Distributions from Realized Gains	(0.38)	—	—

Total Dividends and Distributions	(0.46)	(0.07)	—

Net Asset Value, End of Period	$13.67	$12.16	$10.25

Total Return	16.71%	19.39%	2.50	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$27,151	$20,145	$11,184
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95	%(e)
Ratio of Net Investment Income to Average Net Assets	0.93%	1.02%	1.10	%(e)
Portfolio Turnover Rate	71.0%	61.2%	37.1	%(e)

(a)	Calculated based on average shares outstanding during the period.

(b)	Expense ratio without custodian credits.

(c)	Period from March 1, 2005, date operations commenced, through October 31, 2005.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005	2004(a)
PARTNERS INTERNATIONAL FUND
Institutional shares
Net Asset Value, Beginning of Period	$15.46	$12.74	$10.89	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.24	0.18	0.17	0.06
Net Realized and Unrealized Gain (Loss) on Investments	4.09	3.05	1.82	0.83

Total From Investment Operations	4.33	3.23	1.99	0.89
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.10)	(0.05)	—
Distributions from Realized Gains	(0.92)	(0.41)	(0.09)	—

Total Dividends and Distributions	(1.09)	(0.51)	(0.14)	—

Net Asset Value, End of Period	$18.70	$15.46	$12.74	$10.89

Total Return	29.66%	26.22%	18.33%	8.90	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,903,137	$874,559	$537,573	$193,488
Ratio of Expenses to Average Net Assets	1.08%	1.09%	1.10%	1.09	%(d)
Ratio of Gross Expenses to Average Net Assets	—%	—%	—%	1.10	%(d),(e)
Ratio of Net Investment Income to Average Net Assets	1.44%	1.26%	1.31%	0.63	%(d)
Portfolio Turnover Rate	91.1%	66.1%	60.1%	78.8	%(d)

	2007	2006	2005		2004		2003
PARTNERS LARGECAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period	$11.43	$10.37	$10.14		$9.40		$8.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.11	0.12	0.12		0.08		0.10
Net Realized and Unrealized Gain (Loss) on Investments	1.62	1.47	0.78		0.75		1.17

Total From Investment Operations	1.73	1.59	0.90		0.83		1.27
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.09)	(0.10)		(0.09)		(0.04)
Distributions from Realized Gains	(0.57)	(0.44)	(0.57)		—		—

Total Dividends and Distributions	(0.69)	(0.53)	(0.67)		(0.09)		(0.04)

Net Asset Value, End of Period	$12.47	$11.43	$10.37		$1 0.14		$9.40

Total Return	15.83%	15.84%	9.03%		8.84%		15.68%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$706,735	$627,235	$557,357		$464,035		$289,273
Ratio of Expenses to Average Net Assets	0.74%	0.74%	0.75%		0.72%		0.74%
Ratio of Gross Expenses to Average Net Assets	—%	—%	—%		0.75	%(e)	0.75	%(e)
Ratio of Net Investment Income to Average Net Assets	0.98%	1.11%	1.21%		0.85%		1.13%
Portfolio Turnover Rate	53.2%	52.1%	51.8	%(f)	93.9%		41.7%

(a)	Period from December 29, 2003, date operations commenced, through October 31, 2004.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

(f)	Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and $136,000 from portfolio realignment.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005		2004		2003
PARTNERS LARGECAP BLEND FUND I
Institutional shares
Net Asset Value, Beginning of Period	$9.48	$8.38	$7.72		$7.13		$6.03
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.13	0.06	0.13		0.08		0.08
Net Realized and Unrealized Gain (Loss) on Investments	1.06	1.16	0.63		0.59		1.09

Total From Investment Operations	1.19	1.22	0.76		0.67		1.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.09)	(0.06)		(0.08)		(0.07)
Distributions from Realized Gains	—	(0.03)	(0.04)		—		—

Total Dividends and Distributions	(0.07)	(0.12)	(0.10)		(0.08)		(0.07)

Net Asset Value, End of Period	$10.60	$9.48	$8.38		$7.72		$7.13

Total Return	12.61%	14.67%	9.86%		9.42%		19.52%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$670,138	$95,233	$9		$9		$8
Ratio of Expenses to Average Net Assets	0.44%	0.45%	0.45%		0.45%		0.44%
Ratio of Gross Expenses to Average Net Assets	—%	—%	—%		0.45	%(b)	0.45	%(b)
Ratio of Net Investment Income to Average Net Assets	1.28%	0.65%	1.58%		1.10%		1.21%
Portfolio Turnover Rate	106.2%	65.1%	148.8	%(c)	76.5%		82.9%

	2007	2006	2005		2004		2003
PARTNERS LARGECAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period	$8.36	$8.11	$7.28		$7.00		$6.09
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.02	0.04	0.04		0.02		0.02
Net Realized and Unrealized Gain (Loss) on Investments	1.62	0.52	0.83		0.28		0.90

Total From Investment Operations	1.64	0.56	0.87		0.30		0.92
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)	—	(0.04)		(0.02)		(0.01)
Distributions from Realized Gains	(0.37)	(0.31)	—		—		—

Total Dividends and Distributions	(0.41)	(0.31)	(0.04)		(0.02)		(0.01)

Net Asset Value, End of Period	$9.59	$8.36	$8.11		$7.28		$7.00

Total Return	20.38%	6.86%	11.98%		4.28%		15.14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,668,453	$926,591	$775,660		$625,707		$513,520
Ratio of Expenses to Average Net Assets	0.73%	0.74%	0.74%		0.68%		0.75%
Ratio of Gross Expenses to Average Net Assets	—%	—%	—%		0.75	%(b)	0.75	%(b)
Ratio of Net Investment Income to Average Net Assets	0.26%	0.52%	0.48%		0.23%		0.39%
Portfolio Turnover Rate	47.7%	58.5%	66.5	%(d)	157.8%		130.9%

(a)	Calculated based on average shares outstanding during the period.

(b)	Expense ratio without commission rebates.

(c)	Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.

(d)	Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007		2006	2005	2004	2003
PARTNERS LARGECAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period	$8.99		$8.17	$7.76	$7.30	$6.19
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.02		0.01	0.01	(0.01)	—
Net Realized and Unrealized Gain (Loss) on Investments	1.78		0.91	0.56	0.47	1.11

Total From Investment Operations	1.80		0.92	0.57	0.46	1.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)		(0.01)	(0.03)	—	—
Distributions from Realized Gains	(0.73)		(0.09)	(0.13)	—	—

Total Dividends and Distributions	(0.74)		(0.10)	(0.16)	—	—

Net Asset Value, End of Period	$10.05		$8.99	$8.17	$7.76	$7.30

Total Return	21.56%		11.30%	7.31%	6.30%	17.93%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$750,044		$766,512	$715,195	$170,809	$56,784
Ratio of Expenses to Average Net Assets	0.99%		0.99%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	0.19%		0.11%	0.12%	(0.10)%	(0.05)%
Portfolio Turnover Rate	138.3	%(b)	143.4%	95.2%	124.7%	193.9%

	2007	2006	2005		2004	2003
PARTNERS LARGECAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period	$15.61	$13.54	$12.67		$11.42	$9.39
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.29	0.25	0.21		0.18	0.18
Net Realized and Unrealized Gain (Loss) on Investments	0.97	2.51	0.94		1.24	1.95

Total From Investment Operations	1.26	2.76	1.15		1.42	2.13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)	(0.18)	(0.18)		(0.17)	(0.10)
Distributions from Realized Gains	(0.71)	(0.51)	(0.10)		—	—

Total Dividends and Distributions	(0.96)	(0.69)	(0.28)		(0.17)	(0.10)

Net Asset Value, End of Period	$15.91	$15.61	$13.54		$12.67	$11.42

Total Return	8.33%	21.18%	9.14%		12.56%	22.86%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,156,908	$2,028,156	$1,397,435		$1,170,226	$964,633
Ratio of Expenses to Average Net Assets	0.76%	0.77%	0.78%		0.78%	0.77%
Ratio of Gross Expenses to Average Net Assets	—%	—%	—%		0.80%(c)	0.80	%(c)
Ratio of Net Investment Income to Average Net Assets	1.82%	1.73%	1.58%		1.50%	1.79%
Portfolio Turnover Rate	29.2%	20.7%	28.1	%(d)	26.4%	16.2%

(a)	Calculated based on average shares outstanding during the period.

(b)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Partners LargeCap Growth Fund. (c) Expense ratio without commission rebates.

(d)	Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and $331,000 from portfolio realignment.

Financial Highlights
Principal Investors Fund , Inc .
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005	2004(a)
PARTNERS LARGECAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period	$13.77	$11.80	$10.53	$10 .00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.20	0.16	0.14	0.05
Net Realized and Unrealized Gain (Loss) on Investments	1.46	2.04	1.17	0.48

Total From Investment Operations	1.66	2 .20	1.31	0.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.10)	(0.04)	—
Distributions from Realized Gains	(0.28)	(0.13)	—	—

Total Dividends and Distributions	(0.41)	(0.23)	(0.04)	—

Net Asset Value, End of Period	$15.02	$13.77	$11.80	$10.53

Total Return	12.33%	18.85%	12.49%	5.30	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,003,450	$563,868	$287,911	$5,225
Ratio of Expenses to Average Net Assets	0.79%	0.80%	0.80%	0.80	%(d)
Ratio of Net Investment Income to Average Net Assets	1.37%	1.29%	1.26%	1.22	%(d)
Portfolio Turnover Rate	35.8%	41.3%	58.9%	32.7	%(d)

	2007	2006	2005(e)
PARTNERS LARGECAP VALUE FUND II
Institutional shares
Net Asset Value, Beginning of Period	$11.71	$10.14	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.21	0.18	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0.94	1.62	0.02

Total From Investment Operations	1.15	1.80	0.14
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.11)	—
Distributions from Realized Gains	(0.17)	(0.12)	—

Total Dividends and Distributions	(0.35)	(0.23)	—

Net Asset Value, End of Period	$12.51	$11.71	$10.14

Total Return	9.98%	18.08%	1.40	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$234,534	$242,210	$196,340
Ratio of Expenses to Average Net Assets	0.85%	0.85%	0.85	%(d)
Ratio of Net Investment Income to Average Net Assets	1.72%	1.72%	1.46	%(d)
Portfolio Turnover Rate	19.4%	14.8%	19.8	%(d)

(a)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Period from December 29, 2004, date operations commenced, through October 31, 2005.

Financial Highlights
Principal Investors Fund , Inc .
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005		2004		2003
PARTNERS MIDCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period	$9.56	$8.80	$7.45		$7 .20		$5.10
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0.04)	(0.02)	(0.06)		(0.04)		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	2.97	0.85	1.41		0.29		2.14

Total From Investment Operations	2.93	0.83	1.35		0.25		2.10
Less Dividends and Distributions:
Distributions from Realized Gains	(0.28)	(0.07)	—		—		—

Total Dividends and Distributions	(0.28)	(0.07)	—		—		—

Net Asset Value, End of Period	$12.21	$9.56	$8.80		$7.45		$7.20

Total Return	31.39%	9.41%	18.12%		3.47%		41.18%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$536,957	$324,293	$275,439		$9		$8
Ratio of Expenses to Average Net Assets	1.00%	1.00%	1.00%		0.89%		0.99%
Ratio of Gross Expenses to Average Net Assets	—%	—%	—%		1.00	%(b)	1.00	%(b)
Ratio of Net Investment Income to Average Net Assets	(0.42)%	(0.22)%	(0.65)%		(0.60)%		(0.76)%
Portfolio Turnover Rate	144.9%	145.8%	185.7	%(c)	163.7%		163.3%

	2007	2006	2005	2004(d)
PARTNERS MIDCAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period	$12.80	$11.90	$10.18	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	—	—	(0.03)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	2.13	1.62	1.75	0.22

Total From Investment Operations	2.13	1.62	1.72	0.18
Less Dividends and Distributions:
Distributions from Realized Gains	(1.59)	(0.72)	—	—

Total Dividends and Distributions	(1.59)	(0.72)	—	—

Net Asset Value, End of Period	$13.34	$12.80	$11.90	$10.18

Total Return	18.18%	13.97%	16.90%	1.80	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$311,595	$249,162	$250,351	$128,884
Ratio of Expenses to Average Net Assets	1.00%	1.00%	1.00%	0.98	%(f)
Ratio of Gross Expenses to Average Net Assets	—%	—%	—%	1.00	%(b),(f)
Ratio of Net Investment Income to Average Net Assets	0.02%	0.01%	(0.30)%	(0.49	)%(f)
Portfolio Turnover Rate	120.6%	133.4%	84.5%	91.1	%(f)

(a)	Calculated based on average shares outstanding during the period.

(b)	Expense ratio without commission rebates.

(c)	Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.

(d)	Period from December 29, 2003, date operations commenced, through October 31, 2004.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

Financial Highlights
Principal Investors Fund , Inc .
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005(a)
PARTNERS MIDCAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period	$11.90	$10.80	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.04)	(0.02)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	1.32	1.16	0.83

Total From Investment Operations	1.28	1.14	0.80
Less Dividends and Distributions:
Distributions from Realized Gains	(1.19)	(0.04)	—

Total Dividends and Distributions	(1.19)	(0.04)	—

Net Asset Value, End of Period	$11.99	$11.90	$10.80

Total Return	11.20%	10.60%	8.00	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$540,371	$538,894	$445,559
Ratio of Expenses to Average Net Assets	1.00%	1.00%	1.00	%(d)
Ratio of Net Investment Income to Average Net Assets	(0.34)%	(0.14)%	(0.29	)%(d)
Portfolio Turnover Rate	194.8%	160.5%	126.4	%(d)

	2007	2006	2005	2004		2003
PARTNERS MIDCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period	$16.05	$15.12	$13.92	$12.04		$9.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.13	0.11	0.03	0.02		0.01
Net Realized and Unrealized Gain (Loss) on Investments	1.23	2.19	2.15	2.03		2.69

Total From Investment Operations	1.36	2.30	2.18	2.05		2.70
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.04)	—	(0.01)		—
Distributions from Realized Gains	(1.29)	(1.33)	(0.98)	(0.16)		—

Total Dividends and Distributions	(1.41)	(1.37)	(0.98)	(0.17)		—

Net Asset Value, End of Period	$16.00	$16.05	$15.12	$13.92		$12.04

Total Return	8.75%	16.01%	16.18%	17.15%		28.91%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$491,544	$466,928	$390,104	$215,174		$78,679
Ratio of Expenses to Average Net Assets	0.99%	1.00%	1.00%	0.97%		0.98%
Ratio of Gross Expenses to Average Net Assets	—%	—%	—%	1.00	%(e)	1.00	%(e)
Ratio of Net Investment Income to Average Net Assets	0.82%	0.73%	0.23%	0.19%		0.07%
Portfolio Turnover Rate	147.3%	151.4%	87.9%	49.9%		49.7%

(a)	Period from December 29, 2004, date operations commenced, through October 31, 2005.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

Financial Highlights
Principal Investors Fund , Inc .
Selected data for a share of Capital Stock outstanding throughout each year ended October 31(except as noted):

	2007	2006	2005	2004(a)
PARTNERS MIDCAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period	$14.22	$13.34	$11.46	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.11	0.09	0.06	0.05
Net Realized and Unrealized Gain (Loss) on Investments	1.40	1.96	2.00	1.41

Total From Investment Operations	1.51	2.05	2.06	1.46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.05)	(0.05)	—
Distributions from Realized Gains	(0.68)	(1.12)	(0.13)	—

Total Dividends and Distributions	(0.77)	(1.17)	(0.18)	—

Net Asset Value, End of Period	$14.96	$14.22	$13.34	$11.46

Total Return	10.95%	16.44%	18.16%	14.60	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$942,226	$729,727	$515,611	$302,583
Ratio of Expenses to Average Net Assets	0.99%	1.00%	1.00%	1.00	%(d)
Ratio of Net Investment Income to Average Net Assets	0.77%	0.68%	0.49%	0.57	%(d)
Portfolio Turnover Rate	81.8%	52.4%	59 .4%	66 .0	%(d)

	2007	2006	2005	2004		2003 (e)
PARTNERS SMALLCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period	$16.86	$16.54	$14.95	$13.62		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—	0.01	—	0.07		—
Net Realized and Unrealized Gain (Loss) on Investments	1.43	1.47	1.87	2.07		3.62

Total From Investment Operations	1.43	1.48	1.87	2.14		3.62
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.01)	(0.03)	—		—
Distributions from Realized Gains	(1.70)	(1.15)	(0.25)	(0.81)		—

Total Dividends and Distributions	(1.71)	(1.16)	(0.28)	(0.81)		—

Net Asset Value, End of Period	$16.58	$16.86	$16.54	$14 .95		$13.62

Total Return	8 .94%	9.14%	12.59%	16.50%		36.20	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$171,101	$220,551	$235,767	$159,678		$4,868
Ratio of Expenses to Average Net Assets	1.00%	1.00%	1.00%	0.94%		0.97	% (d)
Ratio of Gross Expenses to Average Net Assets	—%	—%	—%	1.00	%(f)	1.00	%(d),(f)
Ratio of Net Investment Income to Average Net Assets	(0.02)%	0.08%	0.01%	0.53%		(0.04	)%(d)
Portfolio Turnover Rate	100.1%	109 .8%	110.2%	117.5%		111.5	%(d)

(a)	Period from December 29, 2003, date operations commenced, through October 31, 2004.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Period from December 30, 2002, date operations commenced, through October 31, 2003.

(f)	Expense ratio without commission rebates.

Financial Highlights
Principal Investors Fund , Inc .
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005	2004		2003
PARTNERS SMALLCAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period	$9.55	$8.59	$7.78	$7.10		$5.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0.07)	(0.08)	(0.07)	(0.07)		(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	2.74	1.04	0.88	0.75		2.03

Total From Investment Operations	2.67	0.96	0.81	0.68		1.98
Less Dividends and Distributions:
Distributions from Realized Gains	(0.40)	—	—	—		—

Total Dividends and Distributions	(0.40)	—	—	—		—

Net Asset Value, End of Period	$11.82	$9.55	$8.59	$7.78		$7.10

Total Return	28.90%	11.18%	10.41%	9.58%		38.67%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$173,460	$95,185	$122,265	$71,754		$60,637
Ratio of Expenses to Average Net Assets	1.10%	1.10%	1.10%	1.10%		1.09%
Ratio of Gross Expenses to Average Net Assets	—%	—%	—%	1.10	%(b)	1.10	%(b)
Ratio of Net Investment Income to Average Net Assets	(0.63)%	(0.82)%	(0.85)%	(0.92)%		(0.89)%
Portfolio Turnover Rate	85.0%	100.3%	91.5%	94.6%		333.6%

	2007	2006	2005	2004		2003
PARTNERS SMALLCAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period	$9.54	$8.88	$8.08	$7.88		$5.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0.05)	(0.06)	(0.06)	(0.05)		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	1.60	1.20	1.08	0.29		2.20

Total From Investment Operations	1.55	1.14	1.02	0.24		2.16
Less Dividends and Distributions:
Distributions from Realized Gains	(0.70)	(0.48)	(0.22)	(0.04)		—

Total Dividends and Distributions	(0.70)	(0.48)	(0.22)	(0.04)		—

Net Asset Value, End of Period	$10.39	$9.54	$8.88	$8.08		$7.88

Total Return	17.22%	13.13%	12.73%	3.11%		37.76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$577,388	$524,636	$387,864	$264,397		$162,128
Ratio of Expenses to Average Net Assets	1.00%	1.00%	1.00%	0.96%		0.95%
Ratio of Gross Expenses to Average Net Assets	—%	—%	—%	1.00	%(b)	1.00	%(b)
Ratio of Net Investment Income to Average Net Assets	(0.54)%	(0.62)%	(0.72)%	(0.66)%		(0.57)%
Portfolio Turnover Rate	62.9%	80.7%	53.4% (c)	69.4%		115.9%

(a)	Calculated based on average shares outstanding during the period.

(b)	Expense ratio without commission rebates.

(c)	Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and $84,000 from portfolio realignment.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005	2004(a)
PARTNERS SMALLCAP GROWTH FUND III
Institutional shares
Net Asset Value, Beginning of Period	$12.73	$10.99	$9.62	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.08)	(0.07)	(0.09)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	2.07	2.33	1.46	(0.35)

Total From Investment Operations	1.99	2.26	1.37	(0.38)
Less Dividends and Distributions:
Distributions from Realized Gains	(1.21)	(0.52)	—	—

Total Dividends and Distributions	(1.21)	(0.52)	—	—

Net Asset Value, End of Period	$13.51	$12.73	$10.99	$9.62

Total Return	16.86%	21.12%	14.24%	(3.80	)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$353,376	$233,207	$130,356	$4,770
Ratio of Expenses to Average Net Assets	1.10%	1.10%	1.10%	0.98	%(d)
Ratio of Gross Expenses to Average Net Assets	—%	—%	—%	1.10	%(d),(e)
Ratio of Net Investment Income to Average Net Assets	(0.66)%	(0.59)%	(0.82)%	(0.68	)%(d)
Portfolio Turnover Rate	142.8%	88.3%	84.0%	51.3	%(d)

	2007	2006	2005	2004		2003
PARTNERS SMALLCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period	$18.14	$17.22	$15.03	$13.21		$9.60
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03	—	0.02	0.01		—
Net Realized and Unrealized Gain (Loss) on Investments	0.78	2.24	2.17	1.81		3.70

Total From Investment Operations	0.81	2.24	2.19	1.82		3.70
Less Dividends and Distributions:
Dividends from Net Investment Income	—	—	—	—		—
Distributions from Realized Gains	(3.26)	(1.32)	—	—		(0.09)

Total Dividends and Distributions	(3.26)	(1.32)	—	—		(0.09)

Net Asset Value, End of Period	$15.69	$18.14	$17.22	$15.03		$13.21

Total Return	4.61%	13.65%	14.60%	13.79%		38.87%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$162,045	$237,056	$287,753	$231,413		$174,262
Ratio of Expenses to Average Net Assets	1.00%	1.00%	1.00%	0.97%		1.00%
Ratio of Gross Expenses to Average Net Assets	—%	—%	—%	1.00	%(e)	—%
Ratio of Net Investment Income to Average Net Assets	0.18%	0.00%	0.09%	0.07%		(0.04)%
Portfolio Turnover Rate	36.6%	36.2%	51.3%	26.3%		44.1%

(a)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005	2004		2003(a)
PARTNERS SMALLCAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period	$18.99	$17.37	$15.95	$13.99		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.11	0.10	0.09	0.05		0.08
Net Realized and Unrealized Gain (Loss) on Investments	0.46	2.90	2.26	2.57		3.91

Total From Investment Operations	0.57	3.00	2.35	2.62		3.99
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.07)	(0.03)	(0.06)		—
Distributions from Realized Gains	(1.05)	(1.31)	(0.90)	(0.60)		—

Total Dividends and Distributions	(1.14)	(1.38)	(0.93)	(0.66)		—

Net Asset Value, End of Period	$18.42	$18.99	$17.37	$15.95		$13.99

Total Return	2.97%	18.31%	15.04%	19.39%		39.90	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$394,734	$357,882	$202,697	$104,765		$51,198
Ratio of Expenses to Average Net Assets	1.00%	1.00%	1.00%	1.00%		1.00	%(d)
Ratio of Gross Expenses to Average Net Assets	—%	—%	—%	1.00	%(e)	1.00	%(d),(e)
Ratio of Net Investment Income to Average Net Assets	0.60%	0.57%	0.52%	0.32%		0.73	%(d)
Portfolio Turnover Rate	63.2%	60.4%	43.1%	46.7%		67.2	%(d)

	2007	2006	2005	2004(f)
PARTNERS SMALLCAP VALUE FUND II
Institutional shares
Net Asset Value, Beginning of Period	$13.98	$12.12	$10.35	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.06	—	—
Net Realized and Unrealized Gain (Loss) on Investments	0.42	2.36	1.81	0.35

Total From Investment Operations	0.46	2.42	1.81	0.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	—	—	—
Distributions from Realized Gains	(1.30)	(0.56)	(0.04)	—

Total Dividends and Distributions	(1.37)	(0.56)	(0.04)	—

Net Asset Value, End of Period	$13.07	$13.98	$12.12	$10.35

Total Return	3.28%	20.61%	17.55%	3.50	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$343,408	$359,928	$293,375	$20,666
Ratio of Expenses to Average Net Assets	1.00%	1.00%	1.00%	1.00	%(d)
Ratio of Net Investment Income to Average Net Assets	0.27%	0.49%	(0.03)%	0.00	%(d)
Portfolio Turnover Rate	58.7%	40.4%	50.8%	4.8	%(d)

(a)	Period from December 30, 2002, date operations commenced, through October 31, 2003.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

(f)	Period from June 1 , 2004, date operations commenced, through October 31 , 2004 .

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005	2004	2003
PREFERRED SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.73	$10.58	$11.34	$11.21	$10.30
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.61	0.61	0.62	0.65	0.61
Net Realized and Unrealized Gain (Loss) on Investments	(0.63)	0.09	(0.39)	(0.07)	0.40

Total From Investment Operations	(0.02)	0.70	0.23	0.58	1.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.64)	(0.55)	(0.99)	(0.45)	(0.10)

Total Dividends and Distributions	(0.64)	(0.55)	(0.99)	(0.45)	(0.10)

Net Asset Value, End of Period	$10.07	$10.73	$10.58	$11.34	$11.21

Total Return	(0.26)%	6.88%	2.07%	5.32%	9.84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$712,347	$580,507	$330,862	$202,386	$121,828
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets	5.80%	5.77%	5.68%	5.83%	5.68%
Portfolio Turnover Rate	33.9%	22.4%	17.8%	14.0%	31.1%

	2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2010 FUND
Institutional shares
Net Asset Value, Beginning of Period	$13.27	$12.15	$11.61	$10.63	$9.40
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.42	0.41	0.36	0.20	0.14
Net Realized and Unrealized Gain (Loss) on Investments	1.01	1.09	0.53	0.95	1.25

Total From Investment Operations	1.43	1.50	0.89	1.15	1.39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.42)	(0.30)	(0.25)	(0.17)	(0.16)
Distributions from Realized Gains	(0.07)	(0.08)	(0.10)	—	—

Total Dividends and Distributions	(0.49)	(0.38)	(0.35)	(0.17)	(0.16)

Net Asset Value, End of Period	$14.21	$13.27	$12.15	$11.61	$10.63

Total Return	11.07%	12.64%	7.78%	10.97%	15.00%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,116,351	$668,274	$408,886	$226,885	$112,143
Ratio of Expenses to Average Net Assets(b)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.13%	3.24%	3.05%	1.80%	1.41%
Portfolio Turnover Rate	14.7%	16.6%	10.2%	34.3%	47.8%

(a)	Calculated based on average shares outstanding during the period.

(b)	Does not include expenses of the investment companies in which the Fund invests.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2020 FUND
Institutional shares
Net Asset Value, Beginning of Period	$13.73	$12.32	$11.49	$10.55	$9.14
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.38	0.36	0.31	0.18	0.12
Net Realized and Unrealized Gain (Loss) on Investments	1.51	1.47	0.85	0.95	1.42

Total From Investment Operations	1.89	1.83	1.16	1.13	1.54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.41)	(0.32)	(0.24)	(0.19)	(0.13)
Distributions from Realized Gains	(0.09)	(0.10)	(0.09)	—	—

Total Dividends and Distributions	(0.50)	(0.42)	(0.33)	(0.19)	(0.13)

Net Asset Value, End of Period	$15.12	$13.73	$12.32	$11.49	$10.55

Total Return	14.14%	15.23%	10.20%	10.85%	17.14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,266,328	$1,243,217	$668,863	$322,168	$145,767
Ratio of Expenses to Average Net Assets(b)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.65%	2.78%	2.59%	1.63%	1.25%
Portfolio Turnover Rate	15.1%	7.4%	5.5%	27.0%	41.1%

	2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2030 FUND
Institutional shares
Net Asset Value, Beginning of Period	$13.62	$12.12	$11.17	$10.21	$8.77
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.32	0.31	0.26	0.15	0.09
Net Realized and Unrealized Gain (Loss) on Investments	1.81	1.62	0.98	0.96	1.48

Total From Investment Operations	2.13	1.93	1.24	1.11	1.57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.38)	(0.31)	(0.21)	(0.15)	(0.13)
Distributions from Realized Gains	(0.10)	(0.12)	(0.08)

Total Dividends and Distributions	(0.48)	(0.43)	(0.29)	(0.15)	(0.13)

Net Asset Value, End of Period	$15.27	$13.62	$12.12	$11.17	$10.21

Total Return	16.05%	16.29%	11.29%	10.98%	18.16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,953,928	$1,017,369	$525,906	$282,813	$147,968
Ratio of Expenses to Average Net Assets(b)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.27%	2.46%	2.19%	1.42%	0.97%
Portfolio Turnover Rate	15.5%	9.4%	4.8%	30.7%	52.4	%(c)

(a)	Calculated based on average shares outstanding during the period.

(b)	Does not include expenses of the investment companies in which the Fund invests.

(c)	Portfolio turnover rate excludes approximately $22,287,000 of securities from the acquisition of Balanced Fund and $22,287,000 from portfolio realignment.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2040 FUND
Institutional shares
Net Asset Value, Beginning of Period	$13.83	$12.24	$11.17	$10.22	$8.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.29	0.28	0.21	0.12	0.07
Net Realized and Unrealized Gain (Loss) on Investments	2.07	1.71	1.13	0.98	1.56

Total From Investment Operations	2.36	1.99	1.34	1.10	1.63
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.36)	(0.29)	(0.19)	(0.15)	(0.09)
Distributions from Realized Gains	(0.10)	(0.11)	(0.08)	—	—

Total Dividends and Distributions	(0.46)	(0.40)	(0.27)	(0.15)	(0.09)

Net Asset Value, End of Period	$15.73	$13.83	$12.24	$11.17	$10.22

Total Return	17.54%	16.60%	12.11%	10.84%	19.06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,039,113	$503,092	$243,275	$108,127	$47,706
Ratio of Expenses to Average Net Assets(b)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.96%	2.17%	1.73%	1.07%	0.78%
Portfolio Turnover Rate	16.5%	13.1%	7.1%	40.0%	46.0%

	2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2050 FUND
Institutional shares
Net Asset Value, Beginning of Period	$13.39	$11.80	$10.66	$9.73	$8.14
Income from Investment Operations:
Net Investment Income (Operating Loss(a)	0.29	0.25	0.16	0.09	0.04
Net Realized and Unrealized Gain (Loss) on Investments	2.08	1.73	1.22	0.95	1.62

Total From Investment Operations	2.37	1.98	1.38	1.04	1.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.33)	(0.28)	(0.17)	(0.11)	(0.07)
Distributions from Realized Gains	(0.11)	(0.11)	(0.07)	—	—

Total Dividends and Distributions	(0.44)	(0.39)	(0.24)	(0.11)	(0.07)

Net Asset Value, End of Period	$15.32	$13.39	$11.80	$10.66	$9.73

Total Return	18.16%	17.13%	13.07%	10.77%	20.54%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$487,265	$266,710	$130,966	$58,284	$30,633
Ratio of Expenses to Average Net Assets(b)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.04%	1.95%	1.39%	0.90%	0.43%
Portfolio Turnover Rate	21.2%	15.9%	7.5%	44.9%	45.7%

(a)	Calculated based on average shares outstanding during the period.

(b)	Does not include expenses of the investment companies in which the Fund invests.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005	2004	2003
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Institutional shares
Net Asset Value, Beginning of Period	$12.73	$12.03	$11.73	$10.77	$9.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.55	0.47	0.41	0.22	0.16
Net Realized and Unrealized Gain (Loss) on Investments	0.16	0.69	0.26	0.94	1.04

Total From Investment Operations	0.71	1.16	0.67	1.16	1.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.46)	(0.34)	(0.24)	(0.20)	(0.14)
Distributions from Realized Gains	(0.06)	(0.12)	(0.13)	—	(0.01)

Total Dividends and Distributions	(0.52)	(0.46)	(0.37)	(0.20)	(0.15)

Net Asset Value, End of Period	$12.92	$12.73	$12.03	$11.73	$10.77

Total Return	5.68%	9.90%	5.79%	10.92%	12.41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$341,609	$250,395	$182,132	$109,104	$51,310
Ratio of Expenses to Average Net Assets(b)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.33%	3.85%	3.44%	1.95%	1.50%
Portfolio Turnover Rate	25.3%	48.9%	43.8%	34.1%	43.9%

	2007		2006	2005		2004		2003
REAL ESTATE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period	$27.56		$20.41	$18.44		$14.56		$11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.26		0.28	0.42		0.41		0.54
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)		7.78	3.18		4.01		3.20

Total From Investment Operations	(0.29)		8.06	3.60		4.42		3.74
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)		(0.29)	(0.58)		(0.40)		(0.35)
Distributions from Realized Gains	(2.07)		(0.62)	(1.05)		(0.14)		—

Total Dividends and Distributions	(2.31)		(0.91)	(1.63)		(0.54)		(0.35)

Net Asset Value, End of Period	$24.96		$27.56	$20.41		$18.44		$14.56

Total Return	(1.48)%		40.85%	20.41%		31.21%		34.31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,110,332		$770,259	$405,696		$253,838		$97,960
Ratio of Expenses to Average Net Assets	0.83%		0.84%	0.85%		0.85%		0.85%
Ratio of Gross Expenses to Average Net Assets	—%		—%	—%		0.85	%(c)	—%
Ratio of Net Investment Income to Average Net Assets	1.04%		1.20%	2.19%		2.53%		4.08%
Portfolio Turnover Rate	77.8	%(d)	37.8%	26.7	%(e)	67.9%		35.4%

(a)	Calculated based on average shares outstanding during the period.

(b)	Does not include expenses of the investment companies in which the Fund invests.

(c)	Expense ratio without commission rebates.

(d)	Portfolio turnover rate excludes portfolio realignment fromt the acquisition of WM REIT Fund.

(e)	Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007(a)
SAM BALANCED PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period	$14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.22
Net Realized and Unrealized Gain (Loss) on Investments	1.33

Total From Investment Operations	1.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)

Total Dividends and Distributions	(0.21)

Net Asset Value, End of Period	$16.03

Total Return	10.67	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,385
Ratio of Expenses to Average Net Assets(d)	0.37	%(e)
Ratio of Net Investment Income to Average Net Assets	1.82	%(e)
Portfolio Turnover Rate	14.6	%(e)

	2007(f)
SAM CONSERVATIVE BALANCED PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period	$11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.26
Net Realized and Unrealized Gain (Loss) on Investments	0.68

Total From Investment Operations	0.94
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)

Total Dividends and Distributions	(0.24)

Net Asset Value, End of Period	$11.87

Total Return	8.52	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$730
Ratio of Expenses to Average Net Assets(d)	0.31	%(e)
Ratio of Net Investment Income to Average Net Assets	2.90	%(e)
Portfolio Turnover Rate	12.7	%(e)

(a)	Period from January 17 2007, date operations commenced, through October 31, 2007. Institutional shares incurred a net realized and unrealized gain of $.02 per share from January 10, 2007, through January 16, 2007.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Does not include expenses of the investment companies in which the Portfolio invests.

(e)	Computed on an annualized basis.

(f)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Institutional shares incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007(a)
SAM CONSERVATIVE GROWTH PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period	$16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.12
Net Realized and Unrealized Gain (Loss) on Investments	1.98

Total From Investment Operations	2.10

Net Asset Value, End of Period	$18.85

Total Return	12.54	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,459
Ratio of Expenses to Average Net Assets(d)	0.31	%(e)
Ratio of Net Investment Income to Average Net Assets	0.86	%(e)
Portfolio Turnover Rate	16.2	%(e)

	2007(f)
SAM FLEXIBLE INCOME PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period	$11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.36
Net Realized and Unrealized Gain (Loss) on Investments	0.30

Total From Investment Operations	0.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.34)

Total Dividends and Distributions	(0.34)

Net Asset Value, End of Period	$11.90

Total Return	5.75	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$93
Ratio of Expenses to Average Net Assets(d)	0.31	%(e)
Ratio of Net Investment Income to Average Net Assets	3.90	%(e)
Portfolio Turnover Rate	9.7	%(e)

(a)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Institutional shares incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.

(b)	Calculated based on average shares outstanding during the period. (c) Total return amounts have not been annualized.

(d)	Does not include expenses of the investment companies in which the Portfolio invests.

(e)	Computed on an annualized basis.

(f)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Institutional shares incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007(a)
SAM STRATEGIC GROWTH PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period	$18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06
Net Realized and Unrealized Gain (Loss) on Investments	2.44

Total From Investment Operations	2.50

Net Asset Value, End of Period	$21.04

Total Return	13.48	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,481
Ratio of Expenses to Average Net Assets(d)	0.31	%(e)
Ratio of Net Investment Income to Average Net Assets	0.36	%(e)
Portfolio Turnover Rate	15.7	%(e)

	2007	2006	2005		2004	2003
SHORT-TERM BOND FUND
Institutional shares
Net Asset Value, Beginning of Period	$9.93	$9.97	$10.23		$10.38	$10.39
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.50	0.45	0.35		0.30	0.39
Net Realized and Unrealized Gain (Loss) on Investments	(0.12)	—	(0.23)		(0.09)	(0.02)

Total From Investment Operations	0.38	0.45	0.12		0.21	0.37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.52)	(0.49)	(0.38)		(0.32)	(0.38)
Distributions from Realized Gains	—	—	—		(0.04)	—

Total Dividends and Distributions	(0.52)	(0.49)	(0.38)		(0.36)	(0.38)

Net Asset Value, End of Period	$9.79	$9.93	$9.97		$10.23	$10.38

Total Return	3.92%	4.61%	1.16%		2.06%	3.62%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$114,649	$62,186	$12,276		$10	$10
Ratio of Expenses to Average Net Assets	0.40%	0.60%	0.53%		0.40%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(f)	N/A	0.40%	0.40%		N/A	N/A
Ratio of Net Investment Income to Average Net Assets	5.05%	4.53%	3.57%		2.92%	3.73%
Portfolio Turnover Rate	42.8%	49.1%	110.8	%(g)	61.5%	72.3%

(a)	Period from January 17, 2007, date operations commenced, through October 31, 2007. Institutional shares incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Does not include expenses of the investment companies in which the Portfolio invests.

(e)	Computed on an annualized basis.

(f)	Excludes interest expense paid on borrowings through reverse repurchase agreements. See “Operating Policies” in notes to financial statements.

(g)	Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.

Financial Highlights
Principal Investors Fund, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005	2004	2003
SHORT-TERM INCOME FUND
Institutional shares
Net Asset Value, Beginning of Period	$11.60	$11.55	$11.90	$11.95	$11.70
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.29 (a)	0.45	0.45	0.40	0.45
Net Realized and Unrealized Gain (Loss) on Investments	0.16	0.05	(0.35)	(0.05)	0.30

Total From Investment Operations	0.45	0.50	0.10	0.35	0.75
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.45)	(0.45)	(0.45)	(0.40)	(0.50)

Total Dividends and Distributions	(0.45)	(0.45)	(0.45)	(0.40)	(0.50)

Net Asset Value, End of Period	$11.60	$11.60	$11.55	$11.90	$11.95

Total Return	4.68%	4.57%	0.74%	3.13%	6.55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$168,551	$181,910	$195,607	$168,947	$129,443
Ratio of Expenses to Average Net Assets	0.51%	0.55%	0.56%	0.58%	0.59%
Ratio of Gross Expenses to Average Net Assets(b)	—%	0.55%	0.56%	0.58%	0.59%
Ratio of Net Investment Income to Average Net Assets	4.54%	3.94%	3.61%	3.48%	3.83%
Portfolio Turnover Rate	29.4%	14.0%	13.0%	14.0%	33.0%

	2007	2006	2005		2004		2003
SMALLCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period	$17.45	$15.97	$14.38		$13.21		$9.60
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.07	0.08	0.05		0.07		0.05
Net Realized and Unrealized Gain (Loss) on Investments	2.12	2.34	2.39		1.13		3.56

Total From Investment Operations	2.19	2.42	2.44		1.20		3.61
Less Dividends and Distributions:
Distributions from Realized Gains	(1.40)	(0.94)	(0.85)		(0.03)		—

Total Dividends and Distributions	(1.40)	(0.94)	(0.85)		(0.03)		—

Net Asset Value, End of Period	$18.24	$17.45	$15.97		$14.38		$13.21

Total Return	13.22%	15.66%	17.42%		9.09%		37.60%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$42,510	$39,492	$31,109		$15,702		$9,318
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%		0.75%		0.75%
Ratio of Gross Expenses to Average Net Assets	—%	—%	—%		0.75	%(c)	0.75	%(c)
Ratio of Net Investment Income to Average Net Assets	0.40%	0.50%	0.34%		0.47%		0.48%
Portfolio Turnover Rate	60.9%	103.0%	137.4	%(d)	98.5%		113.2%

(a)	Calculated based on average shares outstanding during the period.

(b)	Expense ratio without custodian credits.

(c)	Expense ratio without commission rebates.

(d)	Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.

Financial Highlights
Principal Investors Fund, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007		2006	2005	2004		2003
SMALLCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period	$8.89		$8.22	$7.79	$7.48		$4.91
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0.01)		(0.01)	0.01	(0.01)		—
Net Realized and Unrealized Gain (Loss) on Investments	1.71		1.18	0.82	0.32		2.57

Total From Investment Operations	1.70		1.17	0.83	0.31		2.57
Less Dividends and Distributions:
Distributions from Realized Gains	(0.38)		(0.50)	(0.40)	—		—

Total Dividends and Distributions	(0.38)		(0.50)	(0.40)	—		—

Net Asset Value, End of Period	$10.21		$8.89	$8.22	$7.79		$7.48

Total Return	19.82%		14.60%	10.69%	4.14%		52.34%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$307,452		$8,368	$1,502	$8		$8
Ratio of Expenses to Average Net Assets	0.75%		0.75%	0.75%	0.73%		0.75%
Ratio of Gross Expenses to Average Net Assets	—%		—%	—%	0.75	%(b)	—%
Ratio of Net Investment Income to Average Net Assets	(0.14)%		(0.08)%	0.13%	(0.12)%		(0.08)%
Portfolio Turnover Rate	70.0	%(c)	109.9%	181.7%	194.9%		270.1%

	2007	2006	2005	2004	2003
SMALLCAP S&P 600 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period	$18.58	$16.50	$14.73	$12.70	$9.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.18	0.15	0.14	0.13	0.08
Net Realized and Unrealized Gain (Loss) on Investments	1.85	2.44	2.05	1.95	3.07

Total From Investment Operations	2.03	2.59	2.19	2.08	3.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.13)	(0.06)	(0.05)	(0.04)
Distributions from Realized Gains	(1.09)	(0.38)	(0.36)	—	—

Total Dividends and Distributions	(1.24)	(0.51)	(0.42)	(0.05)	(0.04)

Net Asset Value, End of Period	$19.37	$18.58	$16.50	$14.73	$12.70

Total Return	11.40%	15.95%	15.00%	16.41%	33.04%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$235,208	$165,346	$99,202	$48,472	$18,585
Ratio of Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.96%	0.87%	0.86%	0.94%	0.74%
Portfolio Turnover Rate	62.0%	56.2%	43.2%	54.5%	44.6%

(a)	Calculated based on average shares outstanding during the period.

(b)	Expense ratio without commission rebates.

(c)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Growth Fund.

Financial Highlights
Principal Investors Fund, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007		2006	2005	2004		2003
SMALLCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period	$19.32		$17.54	$16.20	$14.68		$10.48
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.18		0.14	0.11	0.04		0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.44		3.01	2.63	1.95		4.20

Total From Investment Operations	0.62		3.15	2.74	1.99		4.27
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)		(0.09)	—	—		(0.07)
Distributions from Realized Gains	(0.89)		(1.28)	(1.40)	(0.47)		—

Total Dividends and Distributions	(1.03)		(1.37)	(1.40)	(0.47)		(0.07)

Net Asset Value, End of Period	$18.91		$19.32	$17.54	$1 6.20		$14.68

Total Return	3.17%		18.99%	17.61%	13.86%		40.94%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$443,376		$105,863	$46,908	$20,973		$10,493
Ratio of Expenses to Average Net Assets	0.75%		0.75%	0.75%	0.75%		0.75%
Ratio of Gross Expenses to Average Net Assets	—%		—%	—%	0.75	%(b)	0.75	%(b)
Ratio of Net Investment Income to Average Net Assets	0.92%		0.79%	0.64%	0.28%		0.62%
Portfolio Turnover Rate	112.8	%(c)	97.9%	133.7%	163.5%		221.7%

	2007	2006	2005		2004		2003
ULTRA SHORT BOND FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.06	$10.05	$10.00		$10.00		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.55	0.50	0.25		0.26		0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)	(0.01)	0.09		(0.11)		—
Net Increase from Payments by Affiliates	—	—	—		0.11		—

Total From Investment Operations	0.04	0.49	0.34		0.26		0.32
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.55)	(0.48)	(0.29)		(0.26)		(0.32)

Total Dividends and Distributions	(0.55)	(0.48)	(0.29)		(0.26)		(0.32)

Net Asset Value, End of Period	$9.55	$10.06	$10.05		$10.00		$10.00

Total Return	0.31%	4.98%	3.40	%(d)	2.66	%(e)	3.30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$138,500	$192,510	$13		$1,968		$1,917
Ratio of Expenses to Average Net Assets	0.40%	0.40%	0.40%		0.55%		0.60%
Ratio of Net Investment Income to Average Net Assets	5.51%	4.97%	2.52%		2.62%		3.24%
Portfolio Turnover Rate	46.5%	49.0%	54.9%		105.5%		20.7%

(a)	Calculated based on average shares outstanding during the period.

(b)	Expense ratio without commission rebates.

(c)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Value Fund.

(d)	During 2005, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

(e)	In 2004, 1.02% of the total return for each share class consists of an increase from a payment by Principal Life Insurance Company. Excluding this payment, the total return for Institutional shares would have been 1.64%.

Financial Highlights
Principal Investors Fund, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2007	2006	2005	2004	2003
WEST COAST EQUITY FUND
Institutional shares
Net Asset Value, Beginning of Period	$43.56	$39.39	$35.39	$32.39	$23.83
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.46 (a)	0.32	0.39	0.17 (a)	0.13 (a)
Net Realized and Unrealized Gain (Loss) on Investments	7.20	5.07	4.37	2.87	8.43

Total From Investment Operations	7.66	5.39	4.76	3.04	8.56
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.31)	(0.25)	(0.33)	(0.04)	—
Distributions from Realized Gains	(0.99)	(0.97)	(0.43)	—	—

Total Dividends and Distributions	(1.30)	(1.22)	(0.76)	(0.04)	—

Net Asset Value, End of Period	$49.92	$43.56	$39.39	$35.39	$32.39

Total Return	17.99%	13.88%	13.55%	9.39%	35.92%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$746,996	$826,593	$621,993	$515,464	$349,363
Ratio of Expenses to Average Net Assets	0.49%	0.53%	0.58%	0.61%	0.67%
Ratio of Gross Expenses to Average Net Assets(b)	—%	0.53%	0.58%	0.61%	0.67%
Ratio of Net Investment Income to Average Net Assets	0.99%	0.76%	1.01%	0.50%	0.49%
Portfolio Turnover Rate	17.6%	15.0%	13.0%	12.0%	14.0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Expense ratio without custodian credits.

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated February 29, 2008, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024 Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Investors Fund, Inc. SEC File 811-07572

248 ADDITIONAL INFORMATION	Principal Investors Fund
1-800-222-5852

APPENDIX A

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called “principal risks.” The principal risks of investing in the Funds are stated above as to each Fund in the Fund’s description. Each of these risks is summarized below. The first four risks described below - credit and counterparty risk, liquidity risk, management risk, and market risk - apply to all the Funds. The remaining risks apply to certain of the Funds as described previously. Additional information about the Funds, their investments, and the related risks is located under “Certain Investment Strategies and Related Risks” and in the Statement of Additional Information.

Risks Common to All of the Funds

Credit and Counterparty Risk
Each of the funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Liquidity Risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk
Each of the funds is actively managed by its investment advisor or sub-advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub-advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub-advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk
The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Additional Risks Applicable to Certain Funds

Active Trading Risk
A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Derivatives Risk
Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Principal Investors Fund	APPENDIX A 249
www.principal.com

Emerging Market Risk
Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Equity Securities Risk
Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Eurodollar and Yankee Obligations Risk
Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country, the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and adverse political or economic developments will affect investments in a foreign country.

Exchange Rate Risk
Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Fixed-Income Securities Risk
Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Foreign Securities Risk
Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Geographic Concentration Risk
Funds that invest significant portions of their assets in concentrated geographic areas such as a particular state or region of the U.S. have more exposure to local or regional economic risks than funds that invest more broadly.

250 APPENDIX A	Principal Investors Fund
1-800-222-5852

Growth Stock Risk
Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

High Yield Securities Risk
Fixed-income securities that are not investment grade are commonly referred to as high yield securities or “junk bonds.” While these securities generally provide greater income potential than investments in higher rated fixed-income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed-income securities. High yield securities are considered speculative by the major credit rating agencies.

Initial Public Offerings (“IPOs”) Risk
There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Investment Company Securities Risk
Certain funds invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including investment advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Market Segment Risk
Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

•	MidCap: A fund’s strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.
•	LargeCap: A fund’s strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.
•	SmallCap: A fund’s strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

Mid Cap Stock Risk
Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Municipal Securities Risk
Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of funds investing in such securities. Funds that invest in municipal securities are also subject to the risk that some or all of the interest they receive from such securities might become taxable by law or determined by the Internal Revenue Service (or the relevant state’s tax authority) to be taxable, in which event the value of such funds’ investments would likely decline.

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Non-Diversification Risk
A fund that is non-diversified may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund’s holdings are, the more a specific stock’s poor performance is likely to affect the fund’s performance.

Portfolio Duration Risk
Portfolio duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Prepayment Risk
Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Real Estate Securities Risk
Real estate investment trusts (“REITs”) or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependent on management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:

•	may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
•	may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments);
•	are subject to cash flow dependency and defaults by borrowers; and
•	could fail to qualify for tax-free pass-through of income under the Internal Revenue Code.

Sector Risk
When a fund’s investments are concentrated in a particular industry or sector of the economy (e.g., real estate, technology, financial services), they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. Funds concentrating in a particular industry sector tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. A fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting that industry or sector.

Securities Lending
The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Small Company Risk
Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Underlying Fund Risk
The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so.

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This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub-Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007.

PRINCIPAL LIFETIME FUNDS

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

Bond & Mortgage Securities Fund	18.44%	27.37%	12.86%	2.88%	0.50%	9.62%	71.67%
Disciplined LargeCap Blend Fund	4.31	10.54	9.81	4.97	2.06	0.54	32.23
High Yield Fund	7.49	21.55	21.16	11.42	4.91	—	66.53
High Yield Fund II	0.68	1.77	1.68	0.87	0.38	—	5.38
Inflation Protection Fund	12.91	—	—	—	—	15.42	28.33
International Emerging Markets Fund	3.50	9.54	9.36	5.24	2.20	—	29.84
International Growth Fund	6.66	17.12	16.79	9.03	3.99	0.94	54.53
LargeCap Growth Fund	1.75	4.25	4.38	2.37	1.07	0.26	14.08
LargeCap Value Fund	5.26	12.97	13.59	7.58	3.34	1.00	43.74
Partners International Fund	4.64	11.33	11.17	6.06	2.55	0.69	36.44
Partners LargeCap Blend Fund I	9.82	23.27	21.50	11.34	4.68	1.44	72.05
Partners LargeCap Growth Fund I	4.08	10.94	10.76	6.32	2.76	0.49	35.35
Partners LargeCap Value Fund	1.59	4.10	3.98	2.33	1.02	0.34	13.36
Partners LargeCap Value Fund I	4.48	11.44	11.56	6.41	2.93	—	36.82
Partners MidCap Growth Fund	—	7.17	7.55	3.94	1.75	—	20.41
Partners MidCap Value Fund I	—	4.08	4.72	2.47	1.10	—	12.37
Partners SmallCap Growth Fund I	—	—	17.87	11.43	6.04	—	35.34
Partners SmallCap Growth Fund III	7.70	19.32	13.96	7.27	3.18	—	51.43
Partners SmallCap Value Fund I	—	—	6.42	4.32	2.28	—	13.02
Preferred Securities Fund	13.35	22.69	15.75	5.99	2.08	4.42	64.28
Real Estate Securities Fund	6.42	10.76	7.51	3.22	1.36	1.50	30.77
SmallCap S&P 600 Index Fund	8.36	15.07	8.06	3.94	1.39	1.82	38.64
SmallCap Value Fund	4.08	10.24	7.41	3.87	1.69	—	27.29
Ultra Short Bond Fund	29.03	—	—	—	—	33.04	62.07

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The following table shows the percentage of the outstanding shares of the Underlying Funds owned by the SAM Portfolios as of October 31, 2007.

STRATEGIC ASSET MANAGEMENT PORTFOLIOS

		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Total

Disciplined LargeCap Blend Fund	13.70%	1.25%	14.46%	1.18%	10.21%	40.80%
Diversified International Fund	14.89	1.35	15.71	—	11.09	43.04
Equity Income Fund I	14.97	1.37	15.82	0.94	10.62	43.72
High Yield Fund II	12.80	2.21	5.92	3.10	5.68	29.71
Income Fund	40.61	9.46	13.85	16.31	—	80.23
International Emerging Markets Fund	7.20	0.64	7.66	—	5.31	20.81
LargeCap Growth Fund	21.00	1.88	21.67	1.52	15.03	61.10
MidCap Stock Fund	20.31	1.96	23.24	2.10	17.60	65.21
Money Market Fund	0.98	0.00	0.01	—	0.00	0.99
Mortgage Securities Fund	47.92	9.96	16.36	14.60	—	88.84
Real Estate Securities Fund	7.00	0.68	7.42	0.58	5.21	20.89
Short-Term Income Fund	19.75	16.62	—	43.80	—	80.17
SmallCap Growth Fund	19.79	1.70	22.09	1.77	14.95	60.30
SmallCap Value Fund	13.16	1.22	14.13	1.28	9.82	39.61
West Coast Equity Fund	12.81	1.18	13.58	0.56	10.11	38.24

U.S. Government Securities Risk
U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of a fund’s securities do not affect interest income on securities already held by the fund but are reflected in the fund’s price per share. Since the magnitude of these fluctuations generally is greater at times when a fund’s average maturity is longer, under certain market conditions a fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

U.S. Government Sponsored Securities Risk
A fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk
A fund’s investments in value stocks carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

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APPENDIX B

DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUS

The performance tables included in the prospectus provide performance information of various indices. These indices are described in this appendix. An investment cannot be made directly in the indices and the indices’ performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the indices.

6 Month LIBOR (London Interbank Offered Rate) Index is an average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity.

Citigroup Broad Market (BMI) Global ex-US Index is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US $100 million and above.

Citigroup Broad Investment-Grade Bond Index measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, and includes institutionally traded U.S. Treasury, government-sponsored, mortgage-backed, asset-backed, and investment-grade securities.

Citigroup U.S. High Yield Market Capped Index uses the U.S. High Yield Market Index as its foundation, imposing a cap on the par amount of each issuer at US $5 billion.

Citigroup Mortgage Index represents the mortgage-backed securities component of Citigroup’s Broad Investment-Grade Bond Index. It consists of 30- and 15-year agency-issued (Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), and Federal Home Loan Mortgage Corporation (“FHLMC”)) pass-through securities as well as FNMA and FHLMC balloon mortgages.

Citigroup World ex-US Broad Market (BMI) Growth Index is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with growth characteristics and an available free float market cap of US $100 million and above.

FTSE-EPRA-NAREIT Global Real Estate Securities Index is designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate. For a company to be eligible for inclusion in the index series it must fulfill certain requirements which are specific per geographic region.

Lehman Brothers Aggregate Bond Index is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Lehman Brothers Government/Mortgage Index is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities (MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA, and FHLMC.

Lehman Brothers High Yield Composite Bond Index is an unmanaged index of all publicly issued fixed, dollar-denominated, SEC-registered corporate debt rated Ba1 or lower with at least $100 million outstanding and one year or more to maturity.

Lehman Brothers 1-3 Government/Credit Bond Index represents a combination of the Government and Corporate Bond indices with maturities between one and three years.

Lehman Brothers Mutual Fund 1-5 Government/Credit Index is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.

The Lehman Brothers U.S. Corporate High Yield - 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated. The index limits the maximum exposure to any one issuer to 2%.

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Lehman Brothers U.S. Treasury Bellwethers 3 Month Index is composed of public obligations of the U.S. Treasury with a maturity of three months.

Lehman Brothers U.S. Treasury TIPS (Treasury Inflation Protection Securities) Index is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.

Merrill Lynch Hybrid Preferred Securities Index is an unmanaged index of investment grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.

Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Ex-US is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the US.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, and Far East) Index is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.

Morgan Stanley Capital International (MSCI) EMF (Emerging Markets Free) Index is an unmanaged index that measures the stock returns of companies in 26 developing countries.

Morgan Stanley Capital International (MSCI) US REIT Index is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

Morgan Stanley Capital International (MSCI) World Ex-US Growth Index measures global developed market equity performance of growth securities outside of the United States. It is comprised of half the securities in the MSCI World ex U.S. Index, with half of the market capitalization of each country index in the Growth Index (the other half is in the Value Index).

Morningstar Conservative Allocation Category Average is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.

Morningstar Diversified Emerging Markets Category Average is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.

Morningstar Foreign Large Blend Category Average is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.

Morningstar Foreign Large Growth Category Average is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.

Morningstar High Yield Bond Category consists of High-Yield bond funds which concentrate on lower-quality bonds. These funds generally offer higher yields than other types of funds - but they are also more vulnerable to economic and credit risk.

Morningstar Inflation Protected Bond Category primarily invest in fixed-income securities that increase coupon and/or principal payments at the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer of these types of securities. Most of these portfolios buy bonds with intermediate- to long-term maturities.

Morningstar Intermediate Government Category Average is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.

Morningstar Intermediate-Term Bond Category Average is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.

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Morningstar Large Blend Category Average is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

Morningstar Large Growth Category Average is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

Morningstar Large Value Category Average is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more stable stock prices.

Morningstar Mid-Cap Blend Category Average is an average of net asset value (NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

Morningstar Mid-Cap Growth Category Average is an average of net asset value (NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.

Morningstar Mid-Cap Value Category Average is an average of net asset value (NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.

Morningstar Moderate Allocation Category Average is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.

Morningstar Short-Term Bond Category Average is an average of net asset value (NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt which have durations between 1 and 3.5 years.

Morningstar Small Blend Category Average is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.

Morningstar Small Growth Category Average is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

Morningstar Small Value Category Average is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.

Morningstar Specialty - Real Estate Category Average is an average of net asset value (NAV) returns of mutual funds that invest primarily in real estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.

Morningstar Target Date Category Average portfolios provide diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.

Morningstar Ultra Short Bond Category Average is an average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.

Morningstar World Stock Category Average invests the majority of its assets in the U.S., Europe, and Japan, with the remainder divided among the globe’s smaller markets. These portfolios typically have 20%-60% of assets in U.S. stocks.

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Principal LifeTime 2010 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2010 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative. The weightings as of March 31, 2007 are 41.9% Russell 3000 Index, 15.1% EAFE Index, and 43.0% Lehman Aggregate Index.

Principal LifeTime 2020 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2020 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative. The weightings as of March 31, 2007 are 51.1% Russell 3000 Index, 19.4% EAFE Index, and 29.5% Lehman Aggregate Index.

Principal LifeTime 2030 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2030 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative. The weightings as of March 31, 2007 are 57.3% Russell 3000 Index, 22.5% EAFE Index, and 20.2% Lehman Aggregate Index.

Principal LifeTime 2040 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2040 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative. The weightings as of March 31, 2007 are 61.8% Russell 3000 Index, 24.7% EAFE Index, and 13.5% Lehman Aggregate Index.

Principal LifeTime 2050 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2050 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative. The weightings as of March 31, 2007 are 64.2% Russell 3000 Index, 25.8% EAFE Index, and 10.0% Lehman Aggregate Index.

Principal LifeTime Strategic Income Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime Strategic Income portfolio. The weightings as of March 31, 2007 are 19.0% Russell 3000 Index, 6.0% EAFE Index, and 75.0% Lehman Aggregate Index.

Russell 1000 Growth Index is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.

Russell 1000 Value Index is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.

Russell 2000 Growth Index is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.

Russell 2000 Index is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.

Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500 Growth Index is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Growth Index with higher price-to-book ratios and higher forecasted growth values.

Russell 3000 Index is an unmanaged index that is the combination of Russell 1000 Index and the Russell 2000 Index.

Russell Midcap Index is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.

Russell Midcap Growth Index is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.

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Russell Midcap Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.

S&P 500 Stock Index (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility, and transportation companies.

S&P 500/Citigroup Value Index is a float-adjusted market-capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum. Until December 16, 2005, when Standard & Poor’s changed the name of the index and its calculation methodology, the index was called the S&P 500/Barra Value Index.

S&P MidCap 400 Index is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

S&P SmallCap 600 Index is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

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APPENDIX C

RELATED PERFORMANCE OF THE SUB-ADVISORS

Because this Fund has limited historical performance data, we are providing you with the following tables. These tables include the date fund shares were first offered for sale and performance of:

•	the fund,

•	a sub-advisor composite,

•	a broad-based securities market index, and

•	an average of the performance of a group of mutual funds with a similar investment objective and management style.

The sub-advisor composite consists of historical information about client accounts managed by a sub-advisor that have investment objectives and strategies similar to those of the corresponding Fund the sub-advisor manages. These client accounts may consist of individuals, institutions, and other mutual funds. This data is provided to illustrate the past performance of each sub-advisor in managing similar accounts and does not represent the performance of any Fund. The sub-advisor composite is provided for time periods that fund performance is not available.

The sub-advisor composite performance is computed based upon the sub-advisor’s asset weighted “average” performance with regard to similarly managed accounts. The sub-advisor composite performance information shown is based on a composite of all accounts of each sub-advisor (and its predecessor, if any) having substantially similar investment objectives, policies, and strategies to the corresponding Fund. The sub-advisor composite results are net highest fees and expenses possibly incurred by the client accounts. If the sub-advisor composite results had been adjusted to reflect fees and expenses specific to Principal Investors Fund, Inc., performance numbers shown would differ. Although Principal Investors Fund, Inc. and client accounts comprising the sub-advisor composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that Principal Investors Fund, Inc. will have the same performance as the Related Accounts. For example, a Fund’s future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charges, expenses, asset sizes, and cash flows between the Fund and its Related Accounts.

Portions of the information below are based on data supplied by the sub-advisors and from statistical services, reports, or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.

Some of the accounts included in the sub-advisor composites are not mutual funds registered under the Investment Company Act of 1940 (“1940 Act”). Those accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.

The performance data should not be considered an indication of future performance of any Fund or any sub-advisor. The effect of taxes is not reflected in the information below as it will depend on the investor’s tax status.

Current performance may be lower or higher than the performance data shown.

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PERFORMANCE RESULTS — FIXED INCOME FUNDS

	Average Annual Total Return
	(through December 31, 2007)						Annual Total Return
							(Year Ended December 31)
						Life of
	YTD	1 YR	3 YR	5 YR	10 YR	Fund	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

High Yield Fund Institutional (12/29/04)	2.53	2.53	5.13	N/A	N/A	5.12	2.53	8.89	4.08

Post High Yield Traditional Composite				8.66	7.44

JP Morgan High Yield Broad Net Composite				11.21	N/A

Lehman Brothers Full Market High Yield Composite				10.06	6.99

Lehman Brothers US Corporate High Yield Bond Index	1.87	1.87	5.39	10.90	5.51	5.39	1.87	11.85	2.74	11.13	28.97	−1.40	5.28	−5.86	2.39	1.87

Morningstar High Yield Bond Category	1.47	1.47	4.61	9.50	4.01	4.60	1.47	10.13	2.53	5.18	24.36	−1.59	2.13	−7.50	4.60	0.09

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

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APPENDIX D

Description of Bond Ratings:

Moody’s Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality...but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

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Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC:	Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

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Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

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